UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response. . . . 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.8%
CALIFORNIA — 100.2%
CA Affordable Housing Agency
	RHA Properties,
	Series 2003 A,
	LIQ FAC: FNMA
	0.210% 09/15/33 (12/07/09) (a)(b)	8,535,000	8,535,000
CA Alameda County Industrial Development Authority
	York Fabrication, Inc.,
	Series 1996 A, AMT,
	LOC: BNP Paribas
	0.360% 11/01/26 (12/07/09) (a)(b)	4,900,000	4,900,000
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust:
	0.280% 09/01/22 (12/07/09) (a)(b)	9,130,000	9,130,000
	0.280% 01/01/28 (12/07/09) (a)(b)	12,135,000	12,135,000
	0.320% 02/01/24 (12/07/09) (a)(b)	26,305,000	26,305,000
CA Contra Costa County
	Multi-Family Housing,
	Delta Square — Oxford LP,
	Series 1999 - H,
	LIQ FAC: FNMA
	0.240% 10/15/29 (12/07/09) (a)(b)	10,555,000	10,555,000
CA Corona
	Multi-Family Housing,
	Country Hills Apartments,
	Series 1995 A,
	LIQ FAC: FHLMC
	0.210% 02/01/25 (12/07/09) (a)(b)	6,115,000	6,115,000
CA County of Santa Clara
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.220% 12/15/26 (12/03/09) (a)(b)	500,000	500,000
CA Covina Redevelopment Agency
	Shadowhills Apartments, Inc.,
	Series 1994 A,
	LIQ FAC: FNMA
	0.210% 12/01/15 (12/07/09) (a)(b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	0.210% 10/15/29 (12/07/09) (b)(c)	6,700,000	6,700,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-3,
	LOC: Bank of New York
	0.190% 05/01/22 (12/01/09) (a)(b)	6,500,000	6,500,000
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank,
	LOC: Societe Generale
	0.200% 05/01/20 (12/01/09) (a)(b)	4,360,000	4,360,000
	Series 2008 I-1,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: Allied Irish Bank PLC
	0.190% 05/01/22 (12/01/09) (a)(b)	24,400,000	24,400,000
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.190% 05/01/22 (12/01/09) (a)(b)	76,315,000	76,315,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 12/01/11 (12/07/09) (a)(b)	3,840,000	3,840,000
	Series 2009,
	LIQ FAC: Morgan Stanley
	0.250% 12/01/28 (12/07/09) (a)(b)(d)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.240% 08/01/23 (12/07/09) (a)(b)	2,905,000	2,905,000
	0.240% 06/01/27 (12/07/09) (a)(b)	10,845,000	10,845,000
	0.240% 08/01/28 (12/07/09) (a)(b)	5,585,000	5,585,000
	0.240% 08/01/29 (12/07/09) (a)(b)	16,385,000	16,385,000
	0.240% 12/01/30 (12/07/09) (a)(b)	38,360,000	38,360,000
	0.240% 09/01/31 (12/07/09) (a)(b)	13,460,000	13,460,000
	0.240% 08/01/32 (12/07/09) (a)(b)	7,240,000	7,240,000
	0.240% 08/01/35 (12/07/09) (a)(b)	5,230,000	5,230,000
	0.240% 08/01/36 (12/07/09) (a)(b)	5,365,000	5,365,000
	0.240% 02/01/37 (12/07/09) (a)(b)	15,210,000	15,210,000
	0.240% 09/01/37 (12/07/09) (a)(b)	8,900,000	8,900,000
	0.240% 09/01/38 (12/07/09) (a)(b)	9,055,000	9,055,000
	0.240% 06/01/47 (12/07/09) (a)(b)	32,985,000	32,985,000
	0.270% 09/01/36 (12/03/09) (a)(b)	46,065,000	46,065,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.240% 09/01/29 (12/07/09) (a)(b)	4,035,000	4,035,000
	0.240% 10/01/31 (12/07/09) (a)(b)	17,264,000	17,264,000
	0.240% 06/01/35 (12/07/09) (a)(b)	1,640,000	1,640,000
	0.270% 11/01/38 (12/07/09) (a)(b)	2,700,000	2,700,000
CA Duarte Redevelopment Agency
	Certificates of Participation:
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	0.200% 12/01/19 (12/07/09) (a)(b)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	0.200% 12/01/19 (12/07/09) (a)(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.250% 10/01/34 (12/07/09) (a)(b)	5,270,000	5,270,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2007,
	LOC: U.S. Bank N.A.
	0.250% 09/01/33 (12/07/09) (a)(b)	47,420,000	47,420,000
CA Economic Recovery
	Series 2008 B,
	Pre-refunded 03/01/2010,
	5.000% 07/01/23 (03/01/10) (b)(c)	2,100,000	2,124,628
CA El Dorado Irrigation District & El Dorado Water Agency
	Series 2008 AD,
	LOC: Dexia Credit Local
	0.250% 03/01/36 (12/02/09) (a)(b)	10,815,000	10,815,000
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A:
	Escrowed to Maturity,
	7.050% 01/01/10	10,000,000	10,050,453
	Pre-refunded 01/01/10,
	7.150% 01/01/13 (01/01/10) (b)(c)	2,000,000	2,050,222
	Series 1995,
	Pre-refunded 01/01/10,
	7.100% 01/01/11 (01/01/10) (b)(c)	15,000,000	15,376,044
CA Foothill-De Anza Community College District
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.250% 08/01/31 (12/07/09) (a)(b)	30,950,000	30,950,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Series 2001 A,
	LIQ FAC: FNMA
	0.210% 02/15/31 (12/07/09) (a)(b)	5,095,000	5,095,000
CA Golden Gate Bridge Highway
	0.300% 02/10/10	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
	Series 2009,
	LIQ FAC: Citibank N.A.
	0.250% 03/01/14 (12/07/09) (a)(b)(d)	31,800,000	31,800,000
CA Golden West Schools Financing Authority
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.710% 09/01/24 (12/07/09) (a)(b)	5,620,000	5,620,000
CA Hayward
	Multi-Family Housing,
	Santa Clara Associates LLC,
	Series 1998 A, AMT,
	LIQ FAC: FNMA
	0.310% 03/15/33 (12/07/09) (a)(b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2009 H,
	LOC: Citibank N.A.,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.220% 07/01/33 (12/02/09) (a)(b)	7,700,000	7,700,000
	Children’s Hospital of Orange County:
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.210% 11/01/38 (12/07/09) (a)(b)	7,100,000	7,100,000
	Series 2009 C,
	LOC: U.S. Bank N.A.
	0.210% 11/01/38 (12/07/09) (a)(b)	7,100,000	7,100,000
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.210% 11/01/34 (12/07/09) (a)(b)	4,000,000	4,000,000
CA Hemet Unified School District
	Certificates of Participation,
	Series 2006,
	LOC: State Street Bank & Trust Co.
	0.220% 10/01/36 (12/07/09) (a)(b)	6,000,000	6,000,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	LIQ FAC: FNMA
	0.210% 08/01/26 (12/07/09) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	0.250% 02/01/10	8,000,000	8,000,000
	0.700% 12/03/09	2,000,000	2,000,000
	American National Red Cross,
	Series 2008,
	LOC: U.S. Bank NA
	0.250% 09/01/34 (12/07/09) (a)(b)	9,000,000	9,000,000
	California Academy Sciences,
	Series 2008 B,
	LOC: Allied Irish Bank PLC
	0.190% 09/01/38 (12/01/09) (a)(b)	5,730,000	5,730,000
	J Paul Getty Trust,
	Series 2007 A2 J,
	0.500% 10/01/47 (04/01/10) (b)(c)	8,700,000	8,700,000
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	0.190% 09/01/37 (12/01/09) (a)(b)	17,600,000	17,600,000
	Pacific Gas & Electric Co.,
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.210% 11/01/26 (12/01/09) (a)(b)	6,210,000	6,210,000
	San Francisco Ballet Association,
	Series 2008,
	LOC: Allied Irish Banks PLC
	0.190% 08/01/38 (12/01/09) (a)(b)	4,200,000	4,200,000
	SRI International,
	Series 2003 A,
	LOC: Wells Fargo Bank N.A.
	0.230% 09/01/28 (12/07/09) (a)(b)	4,585,000	4,585,000
	Traditional Baking, Inc.,
	Series 2003, AMT,

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: U.S. Bank N.A.
	0.350% 08/01/28 (12/07/09) (a)(b)	1,770,000	1,770,000
CA Inland Valley Development Agency
	Series 1997,
	LOC: Union Bank of California N.A.
	0.250% 03/01/27 (12/07/09) (a)(b)	10,000,000	10,000,000
CA Livermore Redevelopment Agency
	Series 2009,
	LIQ FAC: FNMA
	0.210% 07/15/39 (12/07/09) (a)(b)	5,000,000	5,000,000
CA Loma Linda Hospital Revenue
	Series 2007 B-1,
	LOC: Union Bank of California N.A.
	0.290% 12/01/37 (12/07/09) (a)(b)	31,200,000	31,200,000
CA Los Angeles Community Redevelopment Agency
	Forest City Southpark,
	Multi-Family Housing,
	Series 1985,
	LIQ FAC: FNMA
	0.250% 12/15/24 (12/07/09) (a)(b)	6,385,000	6,385,000
CA Los Angeles County Community Development Commission
	Willowbrook Partnership,
	Series 1985,
	LOC: Wells Fargo Bank N.A.
	0.250% 11/01/15 (12/07/09) (a)(b)	4,300,000	4,300,000
CA Los Angeles County
	Series 2009,
	2.500% 06/30/10	134,045,000	135,351,169
CA Los Angeles Department of Airports
	Series 2002 C-1,
	LOC: BNP Paribas
	0.230% 05/15/20 (12/07/09) (a)(b)	19,500,000	19,500,000
CA Los Angeles Department of Water & Power
	Series 2002 A-2,
	SPA: JPMorgan Chase Bank
	1.000% 07/01/35 (12/03/09) (a)(b)	24,300,000	24,300,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 07/01/15 (12/07/09) (a)(b)	5,390,000	5,390,000
CA Los Angeles Metro Transportation
	0.450% 12/10/09	31,719,000	31,719,000
CA Los Angeles Unified School District
	Series 1997 A,
	LOC: Bank of New York
	0.250% 12/01/17 (12/07/09) (a)(b)	1,830,000	1,830,000
CA Manteca Redevelopment Agency
	Series 2005,
	LOC: State Street Bank & Trust Co.
	0.220% 10/01/42 (12/01/09) (a)(b)	20,395,000	20,395,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Menlo Park Community Development Agency
	Series 2006,
	LOC: State Street Bank & Trust Co.
	0.220% 01/01/31 (12/01/09) (a)(b)	14,000,000	14,000,000
CA Metropolitan Water District of Southern California
	Series 2004 A-2,
	SPA: JPMorgan Chase Bank
	0.200% 07/01/23 (12/07/09) (a)(b)	4,590,000	4,590,000
	Waterworks Revenue,
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 04/01/12 (12/07/09) (a)(b)	5,525,000	5,525,000
CA Morgan Hill Unified School District
	Series 2008 A,
	LIQ FAC: Societe Generale
	0.190% 08/01/25 (12/07/09) (a)(b)	5,000,000	5,000,000
CA Municipal Finance Authority
	La Sierra University,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.180% 08/01/20 (12/07/09) (a)(b)	3,900,000	3,900,000
CA Northern California Gas Authority No. 1
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.220% 07/01/27 (12/07/09) (a)(b)	52,150,000	52,150,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Dexia Credit Local
	0.250% 07/01/32 (12/07/09) (a)(b)	34,350,000	34,350,000
CA Oakland Redevelopment Agency
	Multi-Family Housing,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.540% 10/01/50 (12/07/09) (a)(b)	150,695,000	150,695,000
CA Oakland-Alameda County Coliseum Authority
	Series 2000 C-2,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.230% 02/01/25 (12/07/09) (a)(b)	25,940,000	25,940,000
CA Orange County Apartment Development Authority
	WLCO LF Partners,
	Series 1998 G-2,
	LIQ FAC: FNMA
	0.200% 11/15/28 (12/07/09) (a)(b)	17,500,000	17,500,000
CA Oxnard Financing Authority
	Series 2008 A,
	LOC: Societe Generale
	0.190% 06/01/34 (12/07/09) (a)(b)	9,710,000	9,710,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Pittsburg Redevelopment Agency
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers’ Retirement
	0.220% 09/01/35 (12/01/09) (a)(b)	4,000,000	4,000,000
CA Pleasanton Multi-Family Housing
	Greenbriar Bernal Apartments LP,
	Series 2001 A, AMT,
	LIQ FAC: FNMA
	0.280% 09/15/34 (12/07/09) (a)(b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.390% 06/01/15 (12/07/09) (a)(b)	4,650,000	4,650,000
	Marborg Industries,
	Series 2006 A, AMT,
	LOC: Wachovia Bank N.A.
	0.390% 06/01/35 (12/07/09) (a)(b)	4,800,000	4,800,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	0.250% 02/01/13 (12/07/09) (a)(b)	14,400,000	14,400,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT:
	LIQ FAC: FHLMC
	0.540% 10/01/31 (12/07/09) (a)(b)	27,565,000	27,565,000
	LIQ FAC: FHLMC
	0.540% 12/01/46 (12/07/09) (a)(b)	79,051,000	79,051,000
	Series 2007:
	GTY AGMT: Dexia Credit Local
	0.710% 02/01/18 (12/07/09) (a)(b)	5,690,000	5,690,000
	Insured: FGIC,
	GTY AGMT: Dexia Credit Local
	0.630% 12/01/35 (12/07/09) (a)(b)	10,300,000	10,300,000
	LOC: Dexia Credit Local
	0.710% 03/01/16 (12/07/09) (a)(b)	13,290,000	13,290,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.410% 09/01/30 (12/07/09) (a)(b)	4,185,000	4,185,000
	0.560% 06/08/29 (12/07/09) (a)(b)	5,775,000	5,775,000
	0.560% 05/01/30 (12/07/09) (a)(b)(d)	7,185,000	7,185,000
	0.560% 11/01/42 (12/07/09) (a)(b)	7,340,000	7,340,000
	0.560% 01/01/43 (12/07/09) (a)(b)	8,250,000	8,250,000
	0.560% 05/01/44 (12/07/09) (a)(b)	12,240,000	12,240,000
	0.560% 03/01/45 (12/07/09) (a)(b)	6,510,000	6,510,000
	0.560% 02/01/49 (12/07/09) (a)(b)	3,485,000	3,485,000
	Series 2008,
	GTY AGMT: FHLMC
	0.560% 04/01/44 (12/07/09) (a)(b)	16,330,000	16,330,000
CA RBC Municipal Products, Inc. Trust
	Series 2008 E5,
	LOC: Royal Bank of Canada
	0.270% 12/01/09 (12/07/09) (a)(b)	13,465,000	13,465,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Riverside County Asset Leasing Corp.
	Series 2008 A,
	LOC: Union Bank of California N.A.
	0.200% 11/01/32 (12/07/09) (a)(b)	17,000,000	17,000,000
CA Roseville
	Series 2008 A,
	LOC: Dexia Credit Local
	0.270% 02/01/35 (12/07/09) (a)(b)	27,000,000	27,000,000
CA Sacramento County Sanitation District
	Series 2008 A,
	LOC: Societe Generale:
	0.190% 12/01/35 (12/07/09) (a)(b)	4,800,000	4,800,000
	0.240% 12/01/35 (12/07/09) (a)(b)	27,300,000	27,300,000
	0.240% 12/01/35 (12/07/09) (a)(b)(d)	2,500,000	2,500,000
	Series 2008 E,
	LOC: U.S. Bank N.A.
	0.230% 12/01/40 (12/07/09) (a)(b)	5,000,000	5,000,000
CA Sacramento County
	Multi-Family Housing,
	Riverpoint-714 LLC,
	Series 2007 B,
	LOC: FNMA
	0.210% 08/15/27 (12/07/09) (a)(b)	10,000,000	10,000,000
CA Sacramento Municipal Utility District
	0.300% 02/11/10	50,000,000	50,000,000
	0.300% 02/12/10	42,000,000	42,000,000
CA Sacramento Suburban Water District
	Series 2009 A,
	LOC: Sumitomo Mitsui Banking
	0.240% 11/01/34 (12/07/09) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
	Multi-Family Housing:
	Indian Knoll Apartments,
	Series 1985 A,
	LIQ FAC: FNMA
	0.240% 05/15/31 (12/07/09) (a)(b)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985 B,
	LIQ FAC: FNMA
	0.240% 05/15/30 (12/07/09) (a)(b)	3,500,000	3,500,000
CA San Bernardino Flood Control District
	Series 2008,
	LOC: UBS AG
	0.230% 08/01/37 (12/07/09) (a)(b)	6,400,000	6,400,000
CA San Diego Housing Authority
	Multi-Family Housing:
	Bay Vista Housing Partners LP,
	Series 2008 A, AMT,
	LIQ FAC: FNMA
	0.270% 02/15/38 (12/07/09) (a)(b)	4,900,000	4,900,000
	Swift Real Estate Partners,
	Series 2004 C,
	LIQ FAC: FNMA
	0.220% 01/15/35 (12/07/09) (a)(b)	11,915,000	11,915,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing:
	Fillmore Center:
	Series 1992 A,
	LIQ FAC: FHLMC
	0.260% 12/01/17 (12/07/09) (a)(b)	30,100,000	30,100,000
	Series 1992, AMT,
	LIQ FAC: FHLMC
	0.300% 12/01/17 (12/07/09) (a)(b)	3,000,000	3,000,000
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	0.650% 12/01/16 (12/07/09) (a)(b)	5,000,000	5,000,000
CA San Jose Financing Authority Lease
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 06/01/11 (12/07/09) (a)(b)	12,005,000	12,005,000
CA San Jose Multi-Family Housing
	Evans Lane Apartments LP,
	Series 2008 B,
	LIQ FAC: FHLMC
	0.260% 07/01/38 (12/07/09) (a)(b)	12,950,000	12,950,000
	Fairfield Trestles LP,
	Series 2004 A, AMT,
	LIQ FAC: FHLMC
	0.350% 03/01/37 (12/07/09) (a)(b)	7,325,000	7,325,000
CA School Cash Reserve Program Authority
	Series 2009 A-10:
	2.500% 07/01/10	16,580,000	16,761,802
	LOC: U.S. Bank N.A.
	2.500% 07/01/10	13,380,000	13,532,229
CA Southern Public Power Authority
	Power Project Revenue,
	Series 1991,
	LOC: Lloyds TSB Bank PLC
	0.250% 07/01/19 (12/07/09) (a)(b)	56,000,000	56,000,000
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.220% 07/01/17 (12/07/09) (a)(b)	7,995,000	7,995,000
CA Statewide Communities Development Authority
	0.350% 12/08/09	10,000,000	10,000,000
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	0.300% 12/31/32 (12/07/09) (a)(b)	5,000,000	5,000,000
	John Muir Health,
	Series 2008 A,
	LOC: UBS AG
	0.200% 08/15/36 (12/01/09) (a)(b)	13,655,000	13,655,000
	Kaiser Foundation Hospitals:
	Series 2008 C,
	3.000% 04/01/34 (04/01/10) (b)(c)	16,000,000	16,134,448
	Series 2009,
	3.000% 04/01/43 (04/01/10) (b)(c)	5,000,000	5,042,991

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Kaiser Permanente,
	Series 2004 M,
	0.230% 04/01/38 (12/02/09) (b)(c)	14,315,000	14,315,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	0.280% 02/01/35 (12/07/09) (a)(b)	13,415,000	13,415,000
	Santa Barbara Cottage Hospital,
	Series 2008 D,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/01/36 (12/03/09) (a)(b)	33,000,000	33,000,000
	Series 2007 29-G, AMT,
	GTY AGMT: Goldman Sachs
	0.220% 05/01/39 (12/03/09) (a)(b)	60,000	60,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products:
	1.020% 02/01/14 (12/07/09) (a)(b)	9,550,000	9,550,000
	1.020% 07/01/15 (12/07/09) (a)(b)	9,345,000	9,345,000
	LIQ FAC: FHLMC
	0.540% 02/01/53 (12/07/09) (a)(b)	58,995,000	58,995,000
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs
	0.190% 05/15/25 (12/03/09) (a)(b)	18,035,000	18,035,000
	Series 2008 R,
	LIQ FAC: Citibank N.A.
	0.250% 09/01/34 (12/07/09) (a)(b)(d)	10,035,000	10,035,000
	Series 2008 ROCS 11568,
	LIQ FAC: Citibank N.A.
	0.320% 02/04/10 (a)(b)	50,000,000	50,000,000
	Series 2008, AMT:
	GTY AGMT: Citigroup Financial Products
	1.020% 06/01/34 (12/07/09) (a)(b)	13,400,000	13,400,000
	LIQ FAC: Citigroup Financial Products
	0.330% 07/01/14 (12/07/09) (a)(b)	7,555,000	7,555,000
	Series 2008:
	GTY AGMT: Citigroup Financial Products
	0.720% 03/01/34 (12/07/09) (a)(b)	34,450,000	34,450,000
	GTY AGMT: Wells Fargo & Company
	0.250% 07/01/30 (12/07/09) (a)(b)	5,007,500	5,007,500
	LIQ FAC: Citibank N.A.:
	0.250% 04/01/26 (12/07/09) (a)(b)	4,900,000	4,900,000
	0.250% 11/15/32 (12/07/09) (a)(b)	6,860,000	6,860,000
	Varenna Care Center LP,
	Series 2006,
	LOC: FHLB
	0.260% 02/15/41 (12/07/09) (a)(b)	5,700,000	5,700,000
CA State
	Series 2004 A10,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement Fund
	0.200% 05/01/34 (12/07/09) (a)(b)	13,455,000	13,455,000
	Series 2004 B2,
	LOC: Citibank N.A.
	0.190% 05/01/34 (12/01/09) (a)(b)	2,070,000	2,070,000
	Series 2004,

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	GTY AGMT: Dexia Credit Local
	0.710% 04/01/17 (12/07/09) (a)(b)	6,030,000	6,030,000
	Series 2005,
	GTY AGMT: Dexia Credit Local
	0.710% 02/01/25 (12/07/09) (a)(b)	10,440,000	10,440,000
	Series 2007,
	GTY AGMT: Wells Fargo & Company
	0.250% 12/01/37 (12/07/09) (a)(b)	14,663,000	14,663,000
	Series 2008 A,
	LOC: Societe Generale
	0.240% 06/01/26 (12/07/09) (a)(b)	8,155,000	8,155,000
	Series 2008:
	GTY AGMT: Wells Fargo & Company
	0.280% 04/01/38 (12/07/09) (a)(b)	18,797,500	18,797,500
	LOC: Dexia Credit Local
	0.470% 08/01/27 (12/07/09) (a)(b)	88,695,000	88,695,000
CA Tahoe Forest Hospital District
	Series 2002,
	LOC: U.S. Bank N.A.
	0.220% 07/01/33 (12/01/09) (a)(b)	1,555,000	1,555,000
CA Union City
	Multi-Family Housing,
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.190% 12/15/26 (12/07/09) (a)(b)	7,970,000	7,970,000
CA University of California
	Series 2008,
	LIQ FAC: Citibank N.A.:
	0.250% 05/01/16 (12/07/09) (a)(b)	7,045,000	7,045,000
	0.250% 05/15/31 (12/07/09) (a)(b)	6,880,000	6,880,000
CA West Hills Community College District
	Series 2008,
	LOC: Union Bank of California N.A.
	0.300% 07/01/33 (12/07/09) (a)(b)	14,925,000	14,925,000
CALIFORNIA TOTAL			2,585,360,986
PUERTO RICO — 0.6%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Scotia Bank
	0.300% 07/01/28 (12/02/09) (a)(b)	10,200,000	10,200,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.750% 08/01/42 (12/07/09) (a)(b)	3,750,000	3,750,000
PUERTO RICO TOTAL			13,950,000

	Total Municipal Bonds (cost of $2,599,310,986)		2,599,310,986

11

Total Investments — 100.8% (cost of $2,599,310,986) (e)	$2,599,310,986

Other Assets & Liabilities, Net — (0.8)%	(19,511,258)

Net Assets — 100.0%	$2,579,799,728

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment  Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(b)	Parenthetical date represents the effective maturity date for the security.

12

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2009.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities, which are not illiquid, amounted to $63,430,000, which represents 2.5% of net assets.

(e)	Cost for federal income tax purposes is $2,599,310,986.

Acronym	Name

AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

13

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 44.1%
Allied Irish Banks
	1.000% 01/08/10	295,000,000	295,000,000
	1.000% 01/11/10	281,950,000	281,950,000
	1.000% 01/13/10	378,000,000	378,000,000
Banco Bilbao Vizcaya Argentaria/NY
	0.235% 02/01/10	32,000,000	32,000,275
	0.235% 03/01/10	73,000,000	73,000,912
	0.270% 01/29/10	247,000,000	247,000,000
	0.275% 02/26/10	2,000,000	2,000,000
	0.275% 03/02/10	23,000,000	23,000,290
	0.280% 03/10/10	155,000,000	155,002,129
	0.290% 12/17/09	139,000,000	139,000,000
	0.290% 02/26/10	106,000,000	106,000,000
	0.290% 03/03/10	258,500,000	258,503,068
	0.310% 01/21/10	134,000,000	134,000,000
	0.310% 01/25/10	293,000,000	293,002,236
	0.315% 01/21/10	137,000,000	137,005,817
Bank of Ireland/Stamford CT
	0.920% 01/14/10	310,000,000	310,000,000
Bank of Montreal
	0.250% 12/18/09	302,000,000	302,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	0.240% 02/09/10	268,500,000	268,500,000
Barclays Bank PLC
	0.440% 05/07/10	225,000,000	225,000,000
	0.450% 04/27/10	430,000,000	430,000,000
	0.575% 03/15/10	211,000,000	211,000,000
	0.590% 03/05/10	52,000,000	52,000,000
	0.590% 03/08/10	295,000,000	295,000,000
BNP Paribas
	0.230% 02/16/10	285,000,000	285,000,000
	0.420% 02/01/10	271,000,000	271,000,000
	0.460% 01/22/10	493,750,000	493,750,000
Credit Agricole SA
	0.210% 02/18/10	416,000,000	415,999,999
	0.250% 02/17/10	203,000,000	203,000,000
Credit Industriel et Commercial
	0.380% 12/18/09	9,000,000	9,000,000
	0.390% 12/16/09	499,000,000	499,001,039
	0.400% 12/21/09	466,000,000	466,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Dexia Credit Local S.A.
	0.350% 01/25/10	295,500,000	295,500,000
	0.360% 01/19/10	651,000,000	651,008,853
HSBC Bank PLC
	0.325% 03/29/10	90,000,000	90,000,000
National Australia Bank Ltd.
	0.285% 02/01/10	353,000,000	353,003,037
	0.400% 02/05/10	149,000,000	149,000,000
	0.430% 01/12/10	208,000,000	208,000,000
Rabobank Nederland NV/NY
	0.350% 03/24/10	123,000,000	123,000,000
	0.510% 12/22/09	593,000,000	593,000,000
Royal Bank of Canada/NY
	0.400% 01/11/10	30,000,000	30,000,000
Royal Bank of Scotland PLC/Greenwich CT
	0.210% 12/04/09	539,000,000	539,000,000
	0.210% 12/07/09	180,000,000	180,000,000
Societe Generale NY
	0.250% 03/01/10	306,000,000	306,000,000
	0.260% 12/30/09	269,000,000	269,000,000
	0.260% 02/17/10	25,500,000	25,500,000
	0.350% 12/17/09	285,000,000	285,000,000
Sumitomo Mitsui Banking Corp./New York
	0.250% 01/26/10	148,500,000	148,500,000
	0.250% 02/11/10	165,000,000	165,000,000
	0.260% 01/20/10	85,000,000	85,000,000
	0.290% 01/04/10	99,000,000	99,000,000
	0.300% 01/11/10	134,500,000	134,500,000
Svenska Handelsbanken/New York NY
	0.230% 02/10/10	182,000,000	182,003,587
Toronto Dominion Bank/NY
	0.250% 01/25/10	33,000,000	33,000,000
	0.330% 03/18/10	92,000,000	92,005,458
	0.400% 02/08/10	29,000,000	29,000,000
	0.450% 01/07/10	154,000,000	154,000,000
UBS AG/Stamford CT
	0.340% 12/01/09	193,000,000	193,000,000
	0.340% 04/30/10	112,000,000	112,000,000
	0.460% 05/27/10	117,000,000	117,000,000
	0.480% 05/28/10	262,000,000	262,000,000
	0.510% 05/21/10	300,000,000	300,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.520% 05/19/10	252,000,000	252,000,000
Wachovia Bank N.A.
	0.410% 01/25/10	16,000,000	15,989,978
	0.500% 12/07/09	44,000,000	43,996,333

	Total Certificates of Deposit (cost of $13,805,723,011)		13,805,723,011
Commercial Paper — 29.3%
American Honda Finance Corp.
	0.210% 02/16/10 (a)	29,500,000	29,486,750
	0.210% 02/17/10 (a)	100,000,000	99,954,500
	0.330% 12/02/09 (a)	103,000,000	102,999,056
Atlantis One Funding Corp.
	0.260% 12/07/09 (a)(b)	25,000,000	24,998,917
	0.270% 02/19/10 (a)(b)	295,500,000	295,322,700
	0.280% 01/25/10 (a)(b)	121,000,000	120,948,239
	0.330% 04/06/10 (a)(b)	184,000,000	183,787,480
Australia & New Zealand Banking Group Ltd.
	0.400% 02/08/10 (a)(b)	44,000,000	43,966,267
Barton Capital Corp.
	0.230% 02/02/10 (a)(b)	12,000,000	11,995,170
	0.240% 02/05/10 (a)(b)	53,056,000	53,032,655
	0.250% 02/03/10 (a)(b)	90,000,000	89,960,000
	0.260% 02/02/10 (a)(b)	60,000,000	59,972,700
	0.260% 02/03/10 (a)(b)	107,104,000	107,054,494
	0.270% 01/07/10 (a)(b)	24,000,000	23,993,340
	0.270% 01/19/10 (a)(b)	30,000,000	29,988,975
	0.270% 01/22/10 (a)(b)	49,000,000	48,980,890
	0.280% 01/22/10 (a)(b)	18,000,000	17,992,720
	0.285% 01/21/10 (a)(b)	58,000,000	57,976,582
BNZ International Funding Ltd.
	0.250% 03/12/10 (a)(b)	100,000,000	99,929,861
	0.260% 03/01/10 (a)(b)	55,000,000	54,964,250
	0.270% 02/02/10 (a)(b)	50,000,000	49,976,375
Cancara Asset Securitisation LLC
	0.300% 12/16/09 (a)(b)	8,000,000	7,999,000
	0.300% 01/08/10 (a)(b)	130,000,000	129,958,833
	0.300% 01/11/10 (a)(b)	120,000,000	119,959,000
	0.320% 01/04/10 (a)(b)	395,500,000	395,380,471
	0.330% 01/06/10 (a)(b)	33,000,000	32,989,110
Ciesco LLC
	0.180% 12/02/09 (a)(b)	57,500,000	57,499,713

3

		Par ($)	Value ($)
Commercial Paper — (continued)
Citigroup Funding, Inc.
	0.290% 12/18/09 (a)	207,450,000	207,421,591
	0.300% 12/11/09 (a)	205,000,000	204,982,917
	0.320% 12/10/09 (a)	112,446,000	112,437,004
Clipper Receivables Co. LLC
	0.190% 12/15/09 (a)(b)	70,000,000	69,994,828
E.ON AG
	0.170% 12/02/09 (a)(b)	128,000,000	127,999,396
	0.260% 02/12/10 (a)(b)	45,000,000	44,976,275
	0.310% 01/13/10 (a)(b)	49,500,000	49,481,671
	0.400% 12/18/09 (a)(b)	82,000,000	81,984,511
	0.400% 12/22/09 (a)(b)	100,000,000	99,976,667
Edison Asset Securitization LLC
	0.230% 02/05/10 (a)(b)	60,000,000	59,974,700
	0.250% 12/16/09 (a)(b)	99,000,000	98,989,687
	0.250% 12/21/09 (a)(b)	46,000,000	45,993,611
Fairway Finance LLC
	0.190% 12/01/09 (a)(b)	13,000,000	13,000,000
	0.220% 02/01/10 (a)(b)	20,000,000	19,992,422
	0.220% 02/08/10 (a)(b)	89,092,000	89,054,433
	0.250% 01/05/10 (a)(b)	63,080,000	63,064,668
FCAR Owner Trust
	0.470% 12/15/09 (a)	29,000,000	28,994,699
	0.470% 12/18/09 (a)	160,000,000	159,964,489
	0.470% 12/21/09 (a)	294,000,000	293,923,233
	0.470% 12/22/09 (a)	204,000,000	203,944,070
	0.510% 01/08/10 (a)	57,500,000	57,469,046
Gemini Securitization Corp. LLC
	0.180% 12/02/09 (a)(b)	49,000,000	48,999,755
	0.200% 12/28/09 (a)(b)	30,000,000	29,995,500
	0.230% 02/01/10 (a)(b)	38,000,000	37,984,948
	0.240% 12/28/09 (a)(b)	33,000,000	32,994,060
General Electric Capital Corp.
	0.230% 12/28/09 (a)	169,000,000	168,970,847
	0.230% 12/29/09 (a)	84,000,000	83,984,973
	0.240% 02/16/10 (a)	187,000,000	186,904,007
	0.240% 02/17/10 (a)	101,529,000	101,476,205
	0.240% 03/24/10 (a)	60,000,000	59,954,800
	0.300% 04/16/10 (a)	96,000,000	95,891,200
Gotham Funding Corp.
	0.250% 12/16/09 (a)(b)	47,492,000	47,487,053
	0.250% 12/17/09 (a)(b)	144,500,000	144,483,944

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Govco LLC
	0.190% 12/02/09 (a)(b)	18,000,000	17,999,905
Governor & Co. of the Bank of Ireland
	0.920% 01/14/10 (a)(b)	355,000,000	354,600,822
Grampian Funding LLC
	0.310% 03/03/10 (a)(b)	170,000,000	169,865,322
	0.380% 01/19/10 (a)(b)	186,150,000	186,053,719
	0.380% 01/22/10 (a)(b)	350,100,000	349,907,834
	0.380% 01/26/10 (a)(b)	160,000,000	159,905,422
ING US Funding LLC
	0.300% 02/05/10 (a)	80,000,000	79,956,000
Liberty Street Funding LLC
	0.180% 12/01/09 (a)(b)	30,500,000	30,500,000
	0.220% 02/22/10 (a)(b)	12,000,000	11,993,913
LMA Americas LLC
	0.190% 12/21/09 (a)(b)	47,000,000	46,995,039
Matchpoint Master Trust
	0.300% 05/10/10 (a)(b)	85,000,000	84,886,667
	0.320% 05/10/10 (a)(b)	111,676,000	111,517,172
MetLife Short Term Funding LLC
	0.350% 03/29/10 (a)(b)	22,000,000	21,974,761
	0.390% 02/16/10 (a)(b)	14,500,000	14,487,905
	0.390% 03/23/10 (a)(b)	14,000,000	13,983,013
	0.400% 02/26/10 (a)(b)	36,255,000	36,219,954
	0.400% 03/03/10 (a)(b)	46,000,000	45,952,978
	0.400% 03/09/10 (a)(b)	38,000,000	37,958,622
	0.420% 03/08/10 (a)(b)	61,000,000	60,930,968
	0.430% 02/19/10 (a)(b)	24,000,000	23,977,067
	0.430% 02/22/10 (a)(b)	120,000,000	119,881,033
	0.430% 02/24/10 (a)(b)	29,000,000	28,970,557
Old Line Funding LLC
	0.260% 02/11/10 (a)(b)	58,000,000	57,969,840
	0.270% 01/19/10 (a)(b)	35,000,000	34,987,138
Park Avenue Receivables Corp.
	0.250% 01/06/10 (a)(b)	66,750,000	66,733,312
Royal Bank of Scotland Group PLC
	0.250% 12/08/09 (a)(b)	20,000,000	19,999,028
	0.250% 12/16/09 (a)(b)	13,800,000	13,798,563
Santander Central Hispano Finance Delaware, Inc.
	0.310% 04/30/10 (a)	91,000,000	90,882,458
Sheffield Receivables Corp.
	0.200% 02/12/10 (a)(b)	102,000,000	101,958,633

5

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.230% 12/03/09 (a)(b)	33,000,000	32,999,578
	0.270% 01/05/10 (a)(b)	56,500,000	56,485,169
	0.270% 01/06/10 (a)(b)	71,000,000	70,980,830
Societe de Prise de Participation de l’Etat
	0.150% 02/25/10 (a)(b)	59,500,000	59,478,679
	0.170% 02/25/10 (a)(b)	28,000,000	27,988,629
	0.200% 02/26/10 (a)(b)	70,000,000	69,966,167
	0.210% 02/26/10 (a)(b)	39,000,000	38,980,208
	0.250% 05/27/10 (a)(b)	86,000,000	85,894,292
Starbird Funding Corp.
	0.190% 12/02/09 (a)(b)	30,000,000	29,999,842
	0.200% 12/10/09 (a)(b)	22,000,000	21,998,900
Straight-A Funding LLC
	0.180% 02/02/10 (a)(b)	18,696,000	18,690,111
	0.200% 01/21/10 (a)(b)	48,132,000	48,118,363
Toyota Credit Canada, Inc.
	0.240% 02/03/10 (a)	68,000,000	67,970,987
	0.450% 12/04/09 (a)	10,000,000	9,999,625
	0.450% 12/09/09 (a)	50,000,000	49,995,000
Toyota Financial Services de Puerto Rico, Inc.
	0.180% 12/04/09 (a)	4,000,000	3,999,940
Toyota Motor Credit Corp.
	0.180% 12/17/09 (a)	247,000,000	246,980,240
	0.180% 12/18/09 (a)	178,500,000	178,484,827
	0.330% 12/04/09 (a)	89,000,000	88,997,552
Tulip Funding Corp.
	0.190% 12/01/09 (a)(b)	22,000,000	22,000,000
Variable Funding Capital Co. LLC
	0.190% 12/03/09 (a)(b)	30,000,000	29,999,683
Victory Receivables Corp.
	0.220% 02/03/10 (a)(b)	10,000,000	9,996,089

	Total Commercial Paper (cost of $9,188,667,614)		9,188,667,614
Government & Agency Obligations — 10.3%
U.S. Government Agencies — 8.3%
Federal Farm Credit Bank
	0.194% 07/20/11 (01/20/10) (c)(d)	135,000,000	134,998,501
Federal Home Loan Bank
	0.075% 11/05/10 (02/07/10) (c)(d)	231,000,000	230,935,578
	0.091% 10/29/10 (01/30/10) (c)(d)	108,000,000	107,993,934
	0.510% 01/12/10 (e)	179,000,000	178,893,495

6

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (continued)
Federal Home Loan Mortgage Corp.
	0.141% 02/01/11 (02/01/10) (c)(d)	345,000,000	345,048,842
	0.331% 01/28/11 (01/30/10) (c)(d)	15,000,000	15,039,208
	0.334% 04/07/11 (01/07/10) (c)(d)	493,000,000	493,162,041
	0.379% 03/09/11 (12/09/09) (c)(d)	889,000,000	891,499,042
Federal National Mortgage Association
	0.420% 12/31/09 (e)	204,000,000	203,928,600
	U.S. GOVERNMENT AGENCIES TOTAL		2,601,499,241
U.S. Government Obligations — 2.0%
U.S. Treasury Bill
	0.285% 12/17/09 (e)	240,000,000	239,969,600
U.S. Treasury Note
	3.250% 12/31/09 (e)	387,000,000	387,908,024
	U.S. GOVERNMENT OBLIGATIONS TOTAL		627,877,624

	Total Government & Agency Obligations (cost of $3,229,376,865)		3,229,376,865
Municipal Bonds (f) — 0.8%
COLORADO — 0.5%
CO Colorado Springs
	Series 2002,
	SPA: State Street Bank & Trust Co.
	0.500% 11/01/27 (12/03/09) (d)	1,250,000	1,250,000
CO Housing & Finance Authority
	Class 2004 B1,
	SPA: Dexia Credit Local
	0.400% 11/01/34 (12/02/09) (d)	8,000,000	8,000,000
	Series 1996,
	LIQ FAC: FNMA
	0.250% 10/15/16 (12/07/09) (d)	7,260,000	7,260,000
	Series 2002 A1,
	SPA: FHLB
	0.330% 11/01/13 (12/02/09) (d)	3,750,000	3,750,000
	Series 2002,
	SPA: Lloyds TSB Bank PLC
	1.000% 11/01/36 (12/07/09) (d)	52,860,000	52,860,000
	Series 2003 A-2,
	SPA: FHLB
	0.300% 10/01/33 (12/02/09) (d)	6,800,000	6,800,000
	Series 2003 A1,
	SPA: Federal Home Loan Bank
	0.300% 10/01/33 (12/07/09) (d)	10,500,000	10,500,000
	Series 2004 A1,
	SPA: FHLB
	0.300% 10/01/34 (12/02/09) (d)	22,000,000	22,000,000
	Series 2005 B-1,
	SPA: FHLB
	0.300% 04/01/40 (12/02/09) (d)	6,945,000	6,945,000
	Series 2006 CL1,
	SPA: FHLB
	0.300% 11/01/36 (12/02/09) (d)	5,000,000	5,000,000

7

		Par ($)	Value ($)
Municipal Bonds (f) — (continued)
COLORADO — (continued)
	Series 2008 A1:
	SPA: BNP Paribas
	0.300% 05/01/38 (12/02/09) (d)	8,500,000	8,500,000
	SPA: FHLB
	0.300% 04/01/29 (12/02/09) (d)	14,000,000	14,000,000
	Series 2008 C1,
	SPA: FHLB
	0.300% 10/01/38 (12/02/09) (d)	8,000,000	8,000,000
	COLORADO TOTAL		154,865,000
IDAHO — 0.0%
ID Housing & Finance Association
	Series 2007 F-2,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 01/01/39 (12/07/09) (d)	2,160,000	2,160,000
	IDAHO TOTAL		2,160,000
ILLINOIS — 0.0%
IL Midwestern University Foundation
	Series 2009 A,
	LOC: Royal Bank of Canada
	0.300% 04/01/44 (12/07/09) (d)	10,000,000	10,000,000
	ILLINOIS TOTAL		10,000,000
IOWA — 0.0%
IA Finance Authority
	Series 2004 B,
	SPA: FHLB
	0.300% 07/01/34 (12/03/09) (d)	8,000,000	8,000,000
	IOWA TOTAL		8,000,000
MINNESOTA — 0.0%
MN Montrose
	Lyman Lumber Co.
	Series 2001,
	LOC: U.S. Bank NA
	0.380% 05/01/26 (12/07/09) (d)	1,470,000	1,470,000
	MINNESOTA TOTAL		1,470,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.300% 06/01/41 (12/07/09) (d)	4,000,000	4,000,000
	NEW HAMPSHIRE TOTAL		4,000,000
NORTH CAROLINA — 0.0%
NC Catawba
	Series 2009,
	LOC: Branch Banking & Trust
	0.360% 10/01/34 (12/07/09) (d)	5,350,000	5,350,000
	NORTH CAROLINA TOTAL		5,350,000

8

		Par ($)	Value ($)
Municipal Bonds (f) — (continued)
OREGON — 0.1%
OR Housing & Community Services Department
	Series 2005 C,
	SPA: State Street Bank & Trust Co.
	0.250% 07/01/35 (12/07/09) (d)	10,500,000	10,500,000
	Series 2006 C,
	SPA: State Street Bank & Trust Co.
	0.280% 07/01/36 (12/07/09) (d)	5,000,000	5,000,000
	Series 2006 F,
	SPA: State Street Bank & Trust Co.
	0.300% 07/01/37 (12/07/09) (d)	20,000,000	20,000,000
	OREGON TOTAL		35,500,000
TEXAS — 0.1%
TX State
	Series 2003,
	LOC: DEPFA Bank PLC,
	SPA: Dexia Credit Local
	0.300% 06/01/21 (12/07/09) (d)	2,900,000	2,900,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.350% 12/01/24 (12/01/09) (d)	1,850,000	1,850,000
	Series 2005 B,
	SPA: National Australia Bank
	0.300% 06/01/45 (12/03/09) (d)	2,900,000	2,900,000
	Series 2009,
	SPA: JPMorgan Chase Bank
	0.300% 06/01/31 (12/07/09) (d)	9,700,000	9,700,000
	TEXAS TOTAL		17,350,000
VIRGINIA — 0.0%
VA Falls Church Economic Development Authority
	Tax Analysts,
	Series 2006,
	LOC: Citibank N.A.
	0.370% 07/01/21 (12/07/09) (d)	1,600,000	1,600,000
	VIRGINIA TOTAL		1,600,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
	Series 2007 D:
	SPA: Fortis Bank SA
	0.300% 09/01/27 (12/07/09) (d)	13,500,000	13,500,000
	SPA: Fortis Bank SA
	0.300% 09/01/34 (12/02/09) (d)	1,450,000	1,450,000
	WISCONSIN TOTAL		14,950,000

	Total Municipal Bonds (cost of $255,245,000)		255,245,000

9

		Par ($)	Value ($)
Corporate Bond — 0.0%
Credit Suisse USA, Inc.
	4.125% 01/15/10	1,455,000	1,461,732

	Total Corporate Bond (cost of $1,461,732)		1,461,732
Repurchase Agreements — 15.7%
	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $40,800,093 (repurchase proceeds $40,000,200)	40,000,000	40,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09, at 0.160%, collateralized by a U.S. Treasury obligation maturing 08/15/25, market value $139,740,043 (repurchase proceeds $137,000,609)	137,000,000	137,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09, at 0.190%, collateralized by a U.S. Treasury obligation maturing 08/15/25, market value $139,740,043 (repurchase proceeds $137,000,723)	137,000,000	137,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09, at 0.200%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $51,000,038 (repurchase proceeds $50,000,279)	50,000,000	50,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by corporate bonds with various maturities to 10/15/19, market value $345,450,001 (repurchase proceeds $329,002,650)	329,000,000	329,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.290%, collateralized by corporate bonds with various maturities to 11/01/19, market value $242,550,001 (repurchase proceeds $231,001,861)	231,000,000	231,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09, at 0.160%, collateralized by U.S. Government Agency obligation with various maturities to 08/01/39, market value $48,960,000 (repurchase proceeds $48,000,213)	48,000,000	48,000,000

	Repurchase agreement with Deutsche Bank AG, dated 11/30/09, due 01/15/10 at 0.280%, collateralized by commercial papers with various maturities to 12/16/09, market value $63,867,481 (repurchase proceeds $62,034,720)	62,000,000	62,000,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Deutsche Bank Securities, dated 11/02/09, due 01/29/10 at 0.310%, collateralized by a commercial paper maturing 12/02/09, market value $30,900,001 (repurchase proceeds $30,022,733)	30,000,000	30,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/09, due 12/01/09 at 0.340%, collateralized by U.S. Government Agency obligations with various maturities to 03/25/32, market value $287,679,096 (repurchase proceeds $278,002,626)	278,000,000	278,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/09, due 12/01/09, at 0.150%, collateralized by a U.S. Treasury obligation maturing 01/15/29, market value $211,140,009 (repurchase proceeds $207,000,863)	207,000,000	207,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/09, due 12/01/09, at 0.170%, collateralized by U.S. Government Agency obligations with maturities to 01/15/39, market value $48,960,000 (repurchase proceeds $48,000,227)	48,000,000	48,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 11/30/09, due 02/02/10 at 0.440%, collateralized by corporate bonds with various maturities to 04/25/18, market value $155,400,000 (repurchase proceeds $148,175,462)	148,000,000	148,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 11/30/09, due 02/05/10 at 0.440%, collateralized by corporate bonds with various maturities to 08/15/19, market value $155,400,001 (repurchase proceeds $148,171,844)	148,000,000	148,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 11/30/09, due 02/23/10 at 0.400%, collateralized by corporate bonds with various maturities to 08/15/19, market value $61,950,001 (repurchase proceeds $59,063,589)	59,000,000	59,000,000

	Repurchase agreement with Goldman Sachs, dated 11/30/09, due 12/01/09, at 0.190%, collateralized by a U.S. Treasury obligation maturing 05/15/30, market value $51,000,011 (repurchase proceeds $50,000,264)	50,000,000	50,000,000

	Repurchase agreement with Greenwich Capital, dated 11/30/09, due 12/01/09, at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/39, market value $40,800,110 (repurchase proceeds $40,000,200)	40,000,000	40,000,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Greenwich Capital, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by commercial papers with various maturities to 12/29/09, market value $510,883,885 (repurchase proceeds $496,003,996)	496,000,000	496,000,000

	Repurchase agreement with JPMorgan Chase, dated 11/30/09, due 12/01/09 at 0.290%, collateralized by corporate bonds with various maturities to 10/30/19, market value $322,016,710 (repurchase proceeds $309,002,489)	309,000,000	309,000,000

	Repurchase agreement with JPMorgan Chase, dated 11/30/09, due 12/14/09 at 0.340%, collateralized by corporate bonds with various maturities to 05/15/19, market value $61,954,662 (repurchase proceeds $59,000,557)	59,000,000	59,000,000

	Repurchase agreement with Morgan Stanley, dated 11/30/09, due 12/01/09, at 0.265%, collateralized by commercial papers with various maturities to 02/12/10, market value $177,602,049 (repurchase proceeds $172,001,266)	172,000,000	172,000,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09 at 0.290%, collateralized by corporate bonds and commercial papers with various maturities to 11/15/19, market value $789,722,688 (repurchase proceeds $762,006,138)	762,000,000	762,000,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09, at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/39, market value $143,056,021 (repurchase proceeds $140,251,662)	140,251,000	140,251,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09, at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 12/21/12, market value $71,070,001 (repurchase proceeds $69,000,345)	69,000,000	69,000,000

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 11/30/09, due 12/10/09 at 0.390%, collateralized by U.S. Government Agency obligations with various maturities to 04/15/42, market value $410,556,164 (repurchase proceeds $400,504,339)	400,500,000	400,500,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Societe Generale, dated 11/30/09, due 12/01/09, at 0.170%, collateralized by U.S. Government Agency obligation maturing 04/01/36, market value $70,380,000 (repurchase proceeds $69,000,326)	69,000,000	69,000,000

	Repurchase agreement with Societe Generale, dated 11/30/09, due 12/01/09, at 0.180%, collateralized by U.S. Treasury Agency obligations with various maturities to 11/15/39, market value $61,200,175 (repurchase proceeds $60,000,300)	60,000,000	60,000,000

	Repurchase agreement with UBS Warburg AG, dated 11/30/09, due 12/01/09, at 0.150%, collateralized by U.S. Treasury Agency obligation maturing 08/15/20, market value $128,447,921 (repurchase proceeds $125,928,525)	125,928,000	125,928,000

	Repurchase agreement with UBS Warburg AG, dated 11/30/09, due 12/01/09, at 0.170%, collateralized by corporate bonds with various maturities to 12/01/39, market value $36,725,108 (repurchase proceeds $36,000,170)	36,000,000	36,000,000

	Repurchase agreement with UBS Warburg AG, dated 11/30/09, due 12/01/09, at 0.240%, collateralized by corporate bonds with various maturities to 10/01/09, market value $175,351,405 (repurchase proceeds $167,001,113)	167,000,000	167,000,000

	Total Repurchase Agreements (cost of $4,907,679,000)		4,907,679,000

	Total Investments — 100.2% (cost of $31,388,153,222)(g)		31,388,153,222

	Other Assets & Liabilities, Net — (0.2)%		(48,187,624)

	Net Assets — 100.0%		31,339,965,598

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

13

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

The following table reconciles asset balances for the three month period ended November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009
Corporate Bonds	$435,096,338	$—	$—	$(3,664,879)	$(431,431,459)	$—	$—
Capital Support Agreement	599,700,000	—	—	(599,700,000)	—	—	—
Total	$1,034,796,338	$—	$—	$(603,364,879)	$(431,431,459)	$—	$—

The Fund’s Capital Support Agreement was terminated effective October 8, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2009, these securities, which are not illiquid, amounted to $6,172,641,598, which represents 19.7% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(d)	Parenthetical date represents the effective maturity date for the security.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(g)	Cost for federal income tax purposes is $31,388,153,222.

14

Acronym	Name

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

15

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.6%
CONNECTICUT — 73.7%
CT Bethel
	Series 2009,
	1.500% 11/29/10	3,000,000	3,030,277
CT Darien
	Series 2009,
	1.000% 01/28/10	4,000,000	4,004,429
CT Development Authority
	CIL Realty, Inc.,
	Series 1990,
	LOC: HSBC Bank USA N.A.
	0.200% 07/01/15 (12/07/09) (a)(b)(c)	3,505,000	3,505,000
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A.
	0.460% 05/01/21 (12/07/09) (a)(b)(c)	1,050,000	1,050,000
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.240% 08/01/23 (12/07/09) (a)(b)(c)	9,000,000	9,000,000
CT Greenwich
	Series 2009,
	1.000% 01/28/10	20,000,000	20,020,555
CT Health & Educational Facilities Authority
	0.300% 02/24/10	5,000,000	5,000,000
	Danbury Hospital,
	Series 2008 J,
	LOC: Wachovia Bank N.A.
	0.210% 07/01/36 (12/07/09) (a)(b)(c)	1,050,000	1,050,000
	Hotchkiss School,
	Series 2000 A,
	SPA: Northern Trust Company
	0.270% 07/01/30 (12/07/09) (a)(b)(c)	9,800,000	9,800,000
	Series 2007 B,
	LOC: TD Banknorth N.A.
	0.210% 07/01/37 (12/07/09) (a)(b)(c)	6,000,000	6,000,000
	Taft School,
	Series 2000 E,
	LOC: Wachovia Bank N.A.
	0.250% 07/01/30 (12/07/09) (a)(b)(c)	4,400,000	4,400,000
	Trinity College,
	Series 2008 L,
	LOC: JPMorgan Chase Bank
	0.250% 07/01/34 (12/07/09) (a)(b)(c)	1,055,000	1,055,000
	Wesleyan University,
	Series 2005 F,
	SPA: JPMorgan Chase Bank
	0.250% 07/01/40 (12/07/09) (a)(b)(c)	4,475,000	4,475,000
	Yale University,
	Series 1999 U2,
	0.200% 07/01/33 (12/07/09) (a)(b)(d)	12,810,000	12,810,000
CT Housing Finance Authority
	CIL Realty, Inc.,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.230% 07/01/32 (12/07/09) (a)(b)(c)	3,145,000	3,145,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	Series 2005, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 11/15/10 (12/07/09) (a)(b)(c)	4,665,000	4,665,000
	Series 2007, AMT,
	SPA: Bank of New York
	0.320% 11/15/15 (12/07/09) (a)(b)(c)	5,940,000	5,940,000
	Series 2008 A4, AMT,
	SPA: JPMorgan Chase Bank
	0.320% 11/15/28 (12/07/09) (a)(b)(c)	13,525,000	13,525,000
CT New Canaan
	Series 2005,
	Pre-refunded 04/01/10:
	4.500% 04/01/21 (04/01/10)(b)	2,065,000	2,093,457
	4.625% 04/01/23 (04/01/10)(b)	1,750,000	1,774,212
CT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Merrill Lynch Capital Services
	1.260% 07/01/37 (12/07/09) (a)(b)(c)(e)	8,000,000	8,000,000
CT Regional School District No. 16
	Series 2008,
	2.000% 12/10/09	1,590,000	1,590,290
CT State
	Series 2005 A-1,
	SPA: Dexia Credit Local
	0.270% 03/01/23 (12/07/09) (a)(b)(c)	9,050,000	9,050,000
	Series 2008,
	3.000% 11/01/10	4,135,000	4,226,662
CT Trumbull
	Series 2009,
	2.000% 09/09/10	3,000,000	3,035,746
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	5.625% 03/01/20 (03/01/10)(b)	1,000,000	1,022,387
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,101,735
CT West Hartford
	Series 2009,
	2.000% 10/01/10	385,000	389,630
CT Westport
	Series 2000,
	Pre-refunded 08/15/10,
	5.375% 08/15/14 (08/15/10)(b)	250,000	258,837
CONNECTICUT TOTAL			145,018,217

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — 19.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	GTY AGMT: Citibank N.A.
	0.440% 12/01/09 (12/07/09) (a)(b)(c)	8,785,000	8,785,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	LOC: Scotia Bank
	0.300% 07/01/28 (12/02/09) (a)(b)(c)	15,210,000	15,210,000
	Series 2008,
	LOC: Dexia Credit Local
	0.470% 01/01/28 (12/03/09) (a)(b)(c)	335,000	335,000
PR Commonwealth of Puerto Rico
	Series 2007 A-6,
	LOC: UBS Warburg AG
	0.170% 07/01/33 (12/01/09) (a)(b)(c)	2,065,000	2,065,000
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.170% 07/01/32 (12/01/09) (a)(b)(c)	3,040,000	3,040,000
PR Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.750% 08/01/42 (12/07/09) (a)(b)(c)	8,060,000	8,060,000
PUERTO RICO TOTAL			37,495,000
TEXAS — 2.8%
TX State
	Series 2009,
	2.500% 08/31/10	5,500,000	5,584,766
TEXAS TOTAL			5,584,766

	Total Municipal Bonds (cost of $188,097,983)		188,097,983
Short-Term Obligation — 2.2%
VARIABLE RATE DEMAND NOTE — 2.2%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2001 V-1,
	SPA: DEPFA Bank PLC
	0.200% 07/01/36 (12/01/09) (a)(b)(c)	4,365,000	4,365,000
VARIABLE RATE DEMAND NOTE TOTAL			4,365,000

	Total Short-Term Obligation (cost of $4,365,000)		4,365,000

	Total Investments — 97.8% (cost of $192,462,983)(f)		192,462,983

	Other Assets & Liabilities, Net — 2.2%		4,274,336

	Net Assets — 100.0%		196,737,319

3

Notes to Investment Portfolio:
* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(b) Parenthetical date represents the effective maturity date for the security.

(c)        Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(d)        Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2009.

(e) Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.
(f) Cost for federal income tax purposes is $192,462,983.

4

Acronym	Name

AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Daily Cash Reserves

		Par ($)	Value ($)*
Commercial Paper(a) — 31.0%
American Honda Finance Corp.
	0.210% 02/16/10	2,000,000	1,999,102
Atlantis One Funding Corp.
	0.260% 12/07/09	5,000,000	4,999,783
	0.270% 02/19/10	1,000,000	999,400
	0.280% 01/25/10	2,000,000	1,999,144
Australia & New Zealand Banking Group Ltd.
	0.370% 01/19/10	4,000,000	3,997,986
	0.400% 02/08/10	1,000,000	999,233
Barton Capital Corp.
	0.240% 02/05/10	1,000,000	999,560
	0.260% 02/03/10	3,000,000	2,998,613
	0.270% 01/07/10	1,000,000	999,723
	0.270% 01/19/10	1,000,000	999,633
BNZ International Funding Ltd.
	0.250% 03/12/10	1,000,000	999,299
Cancara Asset Securitisation LLC
	0.300% 01/11/10	4,000,000	3,998,633
	0.320% 01/04/10	5,000,000	4,998,489
Citigroup Funding, Inc.
	0.290% 12/18/09	8,000,000	7,998,904
	0.300% 12/11/09	1,000,000	999,917
Clipper Receivables Co. LLC
	0.190% 12/15/09	1,000,000	999,926
E.ON AG
	0.170% 12/02/09	1,000,000	999,995
	0.260% 02/12/10	1,000,000	999,473
	0.400% 12/18/09	3,000,000	2,999,433
Edison Asset Securitization LLC
	0.250% 12/16/09	1,000,000	999,896
	0.250% 12/21/09	1,000,000	999,861
Fairway Finance LLC
	0.220% 02/08/10	1,000,000	999,578
FCAR Owner Trust
	0.470% 12/18/09	3,000,000	2,999,334
	0.470% 12/21/09	4,000,000	3,998,956
	0.470% 12/22/09	3,000,000	2,999,177
	0.510% 01/08/10	1,000,000	999,462
Gemini Securitization Corp. LLC
	0.240% 12/28/09	1,000,000	999,820

1

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
General Electric Capital Corp.
	0.230% 12/28/09	1,000,000	999,828
	0.230% 12/29/09	2,000,000	1,999,642
	0.240% 02/16/10	3,000,000	2,998,460
	0.240% 02/17/10	1,000,000	999,480
	0.240% 02/19/10	3,000,000	2,998,400
	0.240% 03/24/10	1,000,000	999,247
	0.300% 04/16/10	2,000,000	1,997,733
Gotham Funding Corp.
	0.250% 12/17/09	1,000,000	999,889
Grampian Funding LLC
	0.310% 03/03/10	2,500,000	2,498,019
	0.380% 01/19/10	10,000,000	9,994,828
ING US Funding LLC
	0.300% 02/05/10	1,000,000	999,450
Liberty Street Funding LLC
	0.240% 12/15/09	3,000,000	2,999,720
Matchpoint Master Trust
	0.250% 12/14/09	2,000,000	1,999,819
	0.300% 05/10/10	1,000,000	998,667
	0.320% 05/10/10	2,000,000	1,997,156
MetLife Short Term Funding LLC
	0.400% 03/03/10	714,000	713,270
	0.420% 03/08/10	1,000,000	998,868
	0.430% 02/22/10	2,000,000	1,998,017
Old Line Funding LLC
	0.240% 12/11/09	6,000,000	5,999,600
	0.260% 02/11/10	1,000,000	999,480
Park Avenue Receivables Corp.
	0.250% 01/06/10	1,000,000	999,750
Royal Bank of Scotland PLC/Greenwich CT
	0.210% 12/04/09	4,500,000	4,500,000
Santander Central Hispano Finance Delaware, Inc.
	0.310% 04/30/10	1,000,000	998,708
Sheffield Receivables Corp.
	0.230% 12/03/09	1,000,000	999,987
	0.270% 01/06/10	2,000,000	1,999,460
Societe de Prise de Participation de l’Etat
	0.170% 02/25/10	1,000,000	999,594
	0.200% 02/26/10	1,000,000	999,517

2

		Par ($)	Value ($)
Commercial Paper(a) — (continued)
	0.210% 02/26/10	2,000,000	1,998,985
	0.250% 05/27/10	1,000,000	998,771
Toyota Credit Canada, Inc.
	0.240% 02/03/10	1,000,000	999,573
	0.450% 12/04/09	1,000,000	999,963
Toyota Financial Services de Puerto Rico, Inc.
	0.180% 12/04/09	3,000,000	2,999,955
Toyota Motor Credit Corp.
	0.330% 12/04/09	1,000,000	999,972
Variable Funding Capital Co. LLC
	0.400% 01/28/10	4,000,000	3,997,422
Wachovia Bank N.A.
	0.500% 12/07/09	1,000,000	999,917

	Total Commercial Paper (cost of $132,663,477)		132,663,477
Certificates of Deposit — 40.5%
Allied Irish Banks
	1.000% 01/08/10	4,000,000	4,000,000
	1.000% 01/11/10	3,000,000	3,000,000
	1.000% 01/13/10	6,000,000	6,000,000
Banco Bilbao Vizcaya Argentaria/NY
	0.270% 01/29/10	3,000,000	3,000,000
	0.275% 02/26/10	1,000,000	1,000,000
	0.280% 03/10/10	2,000,000	2,000,028
	0.290% 02/26/10	1,000,000	1,000,000
	0.290% 03/03/10	3,000,000	3,000,076
	0.310% 01/21/10	2,000,000	2,000,000
	0.310% 01/25/10	6,000,000	6,000,046
	0.315% 01/21/10	2,000,000	2,000,085
Bank of Ireland/Stamford CT
	0.920% 01/14/10	9,000,000	9,000,000
Bank of Montreal
	0.250% 12/18/09	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
	0.240% 02/09/10	6,000,000	6,000,000
Barclays Bank PLC
	0.450% 04/27/10	7,000,000	7,000,000
	0.575% 03/15/10	1,000,000	1,000,000
	0.590% 03/05/10	9,000,000	9,000,000

3

		Par ($)	Value ($)
Certificates of Deposit — (continued)
BNP Paribas
	0.230% 02/16/10	3,000,000	3,000,000
	0.460% 01/22/10	7,500,000	7,500,000
Credit Agricole SA
	0.210% 02/18/10	3,000,000	3,000,000
	0.250% 02/17/10	3,000,000	3,000,000
Credit Industriel et Commercial
	0.380% 12/18/09	7,000,000	7,000,000
	0.390% 12/16/09	7,000,000	7,000,015
Dexia Credit Local S.A.
	0.350% 01/25/10	4,500,000	4,500,000
	0.360% 01/19/10	9,000,000	9,000,122
HSBC Bank PLC
	0.325% 03/29/10	1,000,000	1,000,000
National Australia Bank Ltd.
	0.285% 02/01/10	5,000,000	5,000,043
	0.400% 02/05/10	2,000,000	2,000,000
	0.430% 01/12/10	3,000,000	3,000,000
Rabobank Nederland NV/NY
	0.350% 03/24/10	2,000,000	2,000,000
	0.510% 12/22/09	8,000,000	8,000,000
Royal Bank of Scotland PLC/Greenwich CT
	0.210% 12/04/09	2,000,000	2,000,000
Societe Generale NY
	0.250% 03/01/10	4,000,000	4,000,000
	0.260% 12/30/09	4,000,000	4,000,000
	0.260% 02/17/10	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp./New York
	0.250% 02/11/10	3,500,000	3,500,000
	0.290% 12/17/09	2,000,000	2,000,000
	0.300% 01/11/10	1,000,000	1,000,000
Svenska Handelsbanken/New York NY
	0.230% 02/10/10	3,000,000	3,000,059
Toronto Dominion Bank/NY
	0.330% 03/18/10	1,000,000	1,000,059
	0.450% 01/07/10	2,000,000	2,000,000
UBS AG/Stamford CT
	0.340% 04/30/10	1,000,000	1,000,000
	0.460% 05/27/10	2,000,000	2,000,000
	0.480% 05/28/10 (12/07/09) (b)(c)	6,000,000	6,000,000
	0.520% 05/19/10	7,000,000	7,000,000

	Total Certificates of Deposit (cost of $173,500,533)		173,500,533

4

		Par ($)	Value ($)
Government & Agency Obligations — 10.9%
U.S. Government Agencies — 8.8%
Federal Farm Credit Bank
	0.194% 07/20/11 (01/20/10) (b)(c)	2,000,000	1,999,978
Federal Home Loan Bank
	0.075% 11/05/10 (02/07/10) (b)(c)	3,000,000	2,999,164
	0.091% 10/29/10 (01/30/10) (b)(c)	1,100,000	1,099,938
	0.510% 01/12/10 (d)	3,000,000	2,998,215
Federal Home Loan Mortgage Corp.
	0.141% 02/01/11 (02/01/10) (b)(c)	5,000,000	5,000,757
	0.334% 04/07/11 (01/07/10) (b)(c)	7,400,000	7,402,432
	0.379% 03/09/11 (12/09/09) (b)(c)	14,000,000	14,039,355
Federal National Mortgage Association
	0.420% 12/31/09 (d)	2,000,000	1,999,300
U.S. GOVERNMENT AGENCIES TOTAL			37,539,139
U.S. Government Obligations — 2.1%
U.S. Treasury Bills
	0.285% 12/17/09	4,000,000	3,999,493
	3.250% 12/31/09	5,000,000	5,011,732
U.S. GOVERNMENT OBLIGATIONS TOTAL			9,011,225

	Total Government & Agency Obligations (cost of $46,550,364)		46,550,364
Municipal Bonds — 1.9%
COLORADO — 0.2%
CO Housing & Finance Authority
	Series 2008 A1,
	SPA: FHLB
	0.300% 04/01/29 (12/07/09) (b)(c)	1,000,000	1,000,000
COLORADO TOTAL			1,000,000
CONNECTICUT — 1.0%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: JPMorgan Chase Bank
	0.260% 11/15/38 (12/07/09) (b)(c)	4,180,000	4,180,000
CONNECTICUT TOTAL			4,180,000
MARYLAND — 0.7%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.360% 01/01/26 (12/07/09) (b)(c)	3,000,000	3,000,000
MARYLAND TOTAL			3,000,000

	Total Municipal Bonds (cost of $8,180,000)		8,180,000

5

		Par ($)	Value ($)
Repurchase Agreements — 15.7%

	Repurchase agreement with Barclays Capital, dated 11/30/09 due 12/01/09 at 0.290%, collateralized by a corporate bond maturing 10/15/17, market value $3,150,001 (repurchase proceeds $3,000,024)	3,000,000	3,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by a U.S. Government Agency obligations with various maturities to 11/01/39, market value $40,394,040 (repurchase proceeds $39,602,176)	39,602,000	39,602,000

	Repurchase agreement with Deutsche Bank AG, dated 11/04/09, due 01/15/10 at 0.280%, collateralized by a commercial paper maturing 12/03/09, market value $1,030,000 (repurchase proceeds $1,000,560)	1,000,000	1,000,000

	Repurchase agreement with Deutsche Bank AG, dated 11/30/09, due 12/01/09 at 0.340%,collateralized by a U.S. Government Agency obligation maturing 10/31/13, market value $2,040,098 (repurchase proceeds $2,000,019)	2,000,000	2,000,000

	Repurchase agreement with Goldman Sachs, dated 10/28/09, due 02/02/10 at 0.440%, collateralized by a corporate bond maturing 04/01/19, market value $2100,001(repurchase proceeds $2,002,371)	2,000,000	2,000,000

	Repurchase agreement with Goldman Sachs, dated 11/02/09, due 02/05/10 at 0.440%, collateralized by corporate bonds with various maturities to 04/01/19, market value $2,100,001 (repurchase proceeds $2,002,322)	2,000,000	2,000,000

	Repurchase agreement with Goldman Sachs, dated 11/18/09, due 02/23/10 at 0.400%, collateralized by a corporate bond maturing 04/01/19, market value $1,050,001 (repurchase proceeds $1,001,078)	1,000,000	1,000,000

	Repurchase agreement with Greenwich Capital, dated 11/30/09 due 12/01/09 at 0.290%, collateralized by a commercial paper maturing 12/10/09, market value $2,061,731 (repurchase proceeds $2,000,016)	2,000,000	2,000,000

	Repurchase agreement with JPMorgan Chase, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by a commercial paper maturing 02/01/10, market value $2,064,151 (repurchase proceeds $2,000,016)	2,000,000	2,000,000

6

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with JPMorgan Chase, dated 11/30/09, due 12/14/09, at 0.340%, collateralized by a corporate bond maturing 10/01/17, market value $1,050,453 (repurchase proceeds $1,000,132)	1,000,000	1,000,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09 at 0.290%, collateralized by a corporate bond maturing 11/20/13, market value $6,300,001 (repurchase proceeds $6,000,048)	6,000,000	6,000,000

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 11/30/09, due 12/01/09, at 0.390%, collateralized by a U.S. Government Agency obligation maturing 11/21/12, market value $3,570,218 (repurchase proceeds $3,500,038)	3,500,000	3,500,000

	Repurchase agreement with UBS Securities, Inc., dated 11/30/09, due 12/01/09 at 0.240%, collateralized by a corporate bond maturing 02/15/15, market value $2,100,367 (repurchase proceeds $2,000,013)	2,000,000	2,000,000

	Total Repurchase Agreements (cost of $67,102,000)		67,102,000

	Total Investments — 100.0% (cost of $427,996,374)(e)		427,996,374

	Other Assets & Liabilities, Net — 0.0%		116,192

	Net Assets — 100.0%		428,112,566

7

Notes to Investment Portfolio:
* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurement), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a) The rate shown represents the discount rate at the date of purchase.
(b) The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(c) Parenthetical date represents the effective maturity date for the security.
(d) The rate shown represents the annualized yield at the date of purchase.
(e) Cost for federal income tax purposes is $427,996,374.

Acronym	Name

FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 69.8%
U.S. GOVERNMENT AGENCIES — 69.8%
Federal Farm Credit Bank
	02/09/10 (a)	8,500,000	8,496,529
Federal Home Loan Bank
	0.075% 11/05/10 (02/07/10) (b)(c)	35,000,000	34,990,239
	0.080% 12/18/09 (a)	11,000,000	10,999,584
	0.124% 01/08/10 (b)	25,000,000	25,000,917
	0.285% 12/08/09 (a)	27,325,000	27,323,486
	0.310% 12/03/09	20,000,000	19,999,989
	0.320% 12/09/09 (a)	19,000,000	18,998,649
	0.320% 01/20/10	38,000,000	37,999,628
	0.540% 01/29/10	35,000,000	34,999,700
	0.870% 01/26/10	10,000,000	10,008,397
	2.375% 04/30/10	10,425,000	10,516,633
	2.625% 03/12/10	15,550,000	15,650,103
	3.375% 12/18/09	550,000	550,803
	3.750% 01/08/10	5,765,000	5,785,773
	5.000% 12/11/09	2,265,000	2,267,945
	5.000% 03/12/10	4,735,000	4,796,518
Federal Home Loan Mortgage Corp.
	0.141% 02/01/11 (02/01/10) (b)(c)	35,000,000	35,000,000
	0.160% 03/15/10 (a)	2,041,000	2,040,057
	0.200% 12/17/09 (a)	50,000,000	49,995,556
	0.220% 01/26/10 (a)	28,000,000	27,990,418
	0.220% 02/16/10 (a)	9,879,000	9,874,351
	0.250% 01/20/10 (a)	25,000,000	24,991,319
	0.270% 12/07/09 (a)	25,000,000	24,998,875
	0.270% 12/14/09 (a)	30,000,000	29,997,075
	0.280% 12/14/09 (a)	35,000,000	34,996,461
	0.315% 01/25/10 (a)	25,000,000	24,987,969
	0.320% 12/07/09 (a)	16,293,000	16,292,131
	0.334% 04/07/11 (01/07/10) (b)(c)	63,650,000	63,670,921
	0.379% 03/09/11 (12/09/09) (b)(c)	65,000,000	65,173,878
	2.875% 04/30/10	25,000,000	25,275,082
	3.125% 02/12/10	25,000,000	25,146,184
	4.000% 12/15/09	31,695,000	31,741,127
	7.000% 03/15/10	6,960,000	7,095,117
Federal National Mortgage Association
	0.220% 12/01/09 (a)	20,000,000	20,000,000
	0.233% 01/21/10 (b)	15,000,000	15,000,000
	0.260% 01/11/10 (a)	25,000,000	24,992,597

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
0.280% 12/14/09 (a)	20,000,000	19,997,978
3.250% 02/10/10	14,508,000	14,593,988
3.875% 02/15/10	1,597,000	1,609,059
7.250% 01/15/10	55,000,000	55,470,152
U.S. GOVERNMENT AGENCIES TOTAL		919,315,188

Total Government & Agency Obligations (cost of $919,315,188)		919,315,188
Repurchase Agreements — 30.0%
Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.210%, collateralized by a U.S. Corporate Bond & a U.S. Government Agency obligation with various maturities to 09/20/39, market value $67,970,001 (repurchase proceeds $66,000,385)	66,000,000	66,000,000

Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by U.S. Corporate Bonds with various maturities to 04/30/12, market value $67,980,001 (repurchase proceeds $66,000,330)	66,000,000	66,000,000

Repurchase agreement with Goldman Sachs, dated 11/09/09, due 01/20/10 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/48, market value $51,000,001 (repurchase proceeds $50,015,000)	50,000,000	50,000,000

Repurchase agreement with Goldman Sachs, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by U.S. Corporate Bonds with various maturities to 12/28/12, market value $67,980,000 (repurchase proceeds $66,000,330)	66,000,000	66,000,000

Repurchase agreement with Greenwich Capital, dated 11/30/09, due 12/01/09 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/37, market value $51,002,157 (repurchase proceeds $50,000,264)	50,000,000	50,000,000

Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09 at 0.170%, collateralized by a U.S. Government Agency obligation maturing 09/01/36, market value $68,083,980 (repurchase proceeds $66,749,315)	66,749,000	66,749,000

2

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 10/28/09, due 01/28/10 at 0.170%, collateralized by a U.S. Government Agency obligation maturing 11/01/24, market value $30,604,214 (repurchase proceeds $30,013,033)	30,000,000	30,000,000

Total Repurchase Agreements (cost of $394,749,000)		394,749,000

Total Investments — 99.8% (cost of $1,314,064,188)(d)		1,314,064,188

Other Assets & Liabilities, Net — 0.2%		3,008,442

Net Assets — 100.0%		1,317,072,630

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)	Cost for federal income tax purposes is $1,314,064,188.

3

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 99.9%
U.S. GOVERNMENT AGENCIES — 98.0%
Federal Home Loan Bank
0.020% 12/01/09 (a)	463,428,000	463,428,000
0.020% 12/02/09 (a)	124,428,000	124,427,931
0.040% 12/04/09 (a)	221,010,000	221,009,263
0.050% 12/01/09 (a)	397,852,000	397,852,000
0.050% 12/02/09 (a)	15,000,000	14,999,979
0.050% 12/04/09 (a)	25,049,000	25,048,896
0.050% 12/10/09 (a)	200,000,000	199,997,500
0.050% 01/06/10 (a)	17,607,000	17,606,120
0.050% 01/20/10 (a)	269,268,000	269,249,301
0.050% 01/22/10 (a)	200,000,000	199,985,556
0.050% 02/26/10 (a)	134,000,000	133,983,808
0.060% 02/19/10 (a)	243,814,000	243,781,491
0.065% 12/16/09 (a)	175,000,000	174,995,260
0.065% 02/19/10 (a)	216,000,000	215,968,800
0.070% 12/11/09 (a)	66,686,000	66,684,703
0.070% 01/14/10 (a)	190,000,000	189,983,744
0.070% 02/10/10 (a)	159,750,000	159,727,946
0.075% 12/11/09 (a)	200,000,000	199,995,833
0.075% 11/05/10 (02/07/10) (b)(c)	510,000,000	509,857,769
0.080% 01/12/10 (a)	100,000,000	99,990,667
0.080% 01/13/10 (a)	100,000,000	99,990,444
0.080% 01/15/10 (a)	150,000,000	149,985,000
0.080% 01/22/10 (a)	75,000,000	74,991,333
0.080% 01/27/10 (a)	181,900,000	181,876,959
0.080% 02/10/10 (a)	23,103,000	23,099,355
0.080% 02/12/10 (a)	56,000,000	55,990,916
0.080% 02/17/10 (a)	125,000,000	124,978,333
0.085% 02/17/10 (a)	43,700,000	43,691,952
0.086% 01/27/10 (a)	273,000,000	272,962,827
0.090% 12/09/09 (a)	77,058,000	77,056,459
0.090% 12/11/09 (a)	93,000,000	92,997,675
0.090% 01/08/10 (a)	75,000,000	74,992,875
0.090% 01/15/10 (a)	29,900,000	29,896,636
0.090% 02/02/10 (a)	163,000,000	162,974,328
0.090% 02/03/10 (a)	100,000,000	99,984,000
0.095% 01/06/10 (a)	219,650,000	219,629,133
0.100% 01/07/10 (a)	30,000,000	29,996,917
0.100% 01/14/10 (a)	136,000,000	135,983,378
0.100% 02/03/10 (a)	86,540,000	86,524,615

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
0.100% 02/05/10 (a)	310,000,000	309,943,167
0.110% 12/28/09 (a)	63,579,000	63,573,755
0.110% 01/15/10 (a)	220,000,000	219,969,750
0.110% 01/20/10 (a)	175,000,000	174,973,264
0.110% 01/22/10 (a)	134,530,000	134,508,625
0.110% 01/26/10 (a)	170,000,000	169,970,911
0.110% 02/12/10 (a)	200,000,000	199,955,389
0.119% 12/11/09 (b)	47,000,000	47,000,000
0.119% 12/15/09 (b)	100,000,000	99,999,079
0.120% 01/04/10 (a)	200,000,000	199,977,333
0.120% 01/06/10 (a)	185,000,000	184,977,800
0.120% 02/08/10 (a)	35,429,000	35,420,851
0.120% 02/25/10 (a)	11,000,000	10,996,847
0.124% 01/08/10 (b)	150,000,000	150,005,503
0.124% 01/11/10 (b)	140,000,000	140,011,432
0.125% 12/16/09 (a)	56,812,000	56,809,041
0.130% 01/13/10 (a)	126,941,000	126,921,289
0.135% 01/13/10 (a)	48,500,000	48,492,179
0.140% 12/11/09 (a)	128,500,000	128,495,003
0.140% 12/16/09 (a)	305,000,000	304,982,208
0.140% 12/18/09 (a)	158,542,000	158,531,519
0.140% 12/23/09 (a)	250,000,000	249,978,611
0.145% 12/18/09 (a)	460,000,000	459,968,503
0.150% 12/16/09 (a)	300,000,000	299,981,250
0.154% 12/28/09 (b)	165,000,000	164,994,427
0.160% 12/04/09 (a)	200,000,000	199,997,333
0.160% 12/11/09 (a)	165,000,000	164,992,667
0.160% 12/15/09 (a)	200,000,000	199,987,556
0.160% 12/17/09 (a)	212,000,000	211,984,924
0.165% 12/04/09 (a)	83,802,000	83,800,848
0.170% 12/02/09 (a)	200,000,000	199,999,056
0.180% 01/12/10 (a)	150,000,000	149,968,500
0.185% 04/23/10 (a)	42,843,000	42,811,516
0.192% 04/23/10 (a)	146,998,000	146,885,890
0.200% 02/10/10 (a)	20,000,000	19,992,111
0.200% 03/25/10 (a)	50,000,000	49,968,333
0.200% 03/26/10 (a)	46,456,000	46,426,320
0.200% 03/29/10 (a)	100,000,000	99,934,444
0.210% 12/15/09 (a)	150,000,000	149,987,750
0.220% 12/07/09 (a)	73,625,000	73,622,300

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
0.220% 12/11/09 (a)	260,000,000	259,984,111
0.220% 12/18/09 (a)	150,000,000	149,984,417
0.220% 03/12/10 (a)	43,100,000	43,073,398
0.225% 03/12/10 (a)	20,000,000	19,987,375
0.240% 12/08/09 (a)	221,170,000	221,159,679
0.240% 03/10/10 (a)	49,900,000	49,867,066
0.310% 12/03/09 (a)	200,000,000	199,999,888
0.320% 01/20/10	253,000,000	252,994,019
0.330% 12/09/09 (a)	97,000,000	96,992,887
0.500% 01/26/10 (a)	50,000,000	49,961,111
0.540% 01/29/10	130,000,000	129,998,884
0.770% 12/30/09	94,000,000	94,044,684
0.875% 03/30/10	185,000,000	185,396,513
1.120% 01/15/10	209,600,000	209,831,517
3.000% 06/11/10	102,045,000	103,527,273
3.100% 02/04/10	4,000,000	4,020,683
3.500% 01/06/10	56,080,000	56,264,222
3.550% 01/25/10	84,000,000	84,433,324
3.750% 01/08/10	125,000,000	125,460,305
4.375% 03/17/10	128,510,000	130,084,169
4.875% 05/14/10	36,485,000	37,255,028
5.000% 03/12/10	39,500,000	40,030,910
5.015% 02/16/10	130,000,000	131,311,131
7.375% 02/12/10	24,500,000	24,848,923
U.S. GOVERNMENT AGENCIES TOTAL		14,647,486,503
U.S. GOVERNMENT OBLIGATIONS — 1.9%
U.S. Treasury Bill
2.125% 01/31/10	125,000,000	125,407,907
6.500% 02/15/10	160,000,000	162,087,226
U.S. GOVERNMENT OBLIGATIONS TOTAL		287,495,133

Total Government & Agency Obligations (cost of $14,934,981,636)		14,934,981,636

Total Investments — 99.9% (cost of $14,934,981,636)(d)		14,934,981,636

Other Assets & Liabilities, Net — 0.1%		14,917,694

Net Assets — 100.0%		14,949,899,330

3

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(c)	Parenthetical date represents the effective maturity date for the security.
(d)	Cost for federal income tax purposes is $14,934,981,636.

4

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 93.9%
MASSACHUSETTS — 93.1%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/11 (07/01/10) (a)	2,835,000	2,922,624
	Series 2000,
	SPA: Dexia Credit Local
	0.280% 03/01/30 (12/07/09) (a)(b)	6,380,000	6,380,000
MA City of Boston
	Series 2007 A,
	5.000% 03/01/10	875,000	885,000
MA Commonwealth of Massachusetts
	Series 2002 E,
	5.500% 01/01/10	2,400,000	2,410,247
MA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.250% 05/01/39 (12/07/09) (a)(b)	3,600,000	3,600,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.240% 09/01/38 (12/07/09) (a)(b)	2,495,000	2,495,000
	Avalon Action, Inc.,
	Series 2006, AMT,
	LIQ FAC: FNMA
	0.350% 07/15/40 (12/07/09) (a)(b)	5,000,000	5,000,000
	Boston University:
	Series 2008 U-1,
	LOC: Bank of Nova Scotia
	0.200% 10/01/40 (12/07/09) (a)(b)	7,130,000	7,130,000
	Series 2008 U3,
	LOC: BNP Paribas
	0.200% 10/01/40 (12/07/09) (a)(b)	5,555,000	5,555,000
	Series 2008 U6C,
	LOC: Allied Irish Bank PLC
	0.210% 10/01/42 (12/07/09) (a)(b)	4,150,000	4,150,000
	Cardinal Cushing Centers, Inc.,
	Series 2003,
	LOC: Banco Santander
	0.250% 02/01/33 (12/07/09) (a)(b)	6,535,000	6,535,000
	Harvard University,
	Series 2003 HH,
	0.220% 07/15/33 (12/07/09) (a)(c)	8,260,000	8,260,000
	Seashore Point Deaconess,
	Series 2007,
	LOC: Banco Santander
	0.260% 06/01/37 (12/07/09) (a)(b)	6,000,000	6,000,000
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.540% 01/01/36 (12/07/09) (a)(b)	9,720,000	9,720,000
	Simmons College,
	Series 2006 G,
	LOC: TD Banknorth N.A.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.230% 10/01/35 (12/07/09) (a)(b)	4,800,000	4,800,000
	The Belmont Day School, Inc.,
	Series 2001,
	LOC: Banco Santander
	0.260% 07/01/31 (12/07/09) (a)(b)	3,700,000	3,700,000
	The Fay School, Inc.,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.270% 04/01/38 (12/07/09) (a)(b)	11,600,000	11,600,000
MA Federal Highway Grant Anticipation Notes
	Series 2000 A,
	5.500% 12/15/09	1,000,000	1,001,713
MA Health & Educational Facilities Authority
	Baystate Medical Center, Inc.,
	Series 2009 J-2,
	LOC: JPMorgan Chase Bank
	0.190% 07/01/44 (12/01/09) (a)(b)	310,000	310,000
	Boston University,
	Series 1985,
	LOC: State Street Bank & Trust Co.
	0.210% 12/01/29 (12/07/09) (a)(b)	7,600,000	7,600,000
	Harrington Memorial,
	Series 2008 A,
	LOC: TD Banknorth N.A.
	0.250% 07/01/38 (12/07/09) (a)(b)	10,000,000	10,000,000
	Harvard University:
	Series 2000 W,
	Pre-refunded 07/01/2010,
	6.000% 07/01/35 (07/01/10) (a)	2,000,000	2,086,391
	Series 2000 Y,
	0.220% 07/01/35 (12/07/09) (a)(c)	1,000,000	1,000,000
	Henry Heywood Memorial Hospital,
	Series 2009 C,
	LOC: TD Banknorth N.A.
	0.220% 07/01/38 (12/01/09) (a)(b)	4,000,000	4,000,000
	Massachusetts Institute of Technology,
	Series 2001 J-2,
	0.220% 07/01/31 (12/07/09) (a)(c)	17,950,000	17,950,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D-4,
	SPA: Citibank N.A.
	0.200% 07/01/38 (12/07/09) (a)(b)	16,990,000	16,990,000
	Series 2005 F-3,
	SPA: Citibank N.A.
	0.200% 07/01/40 (12/07/09) (a)(b)	2,385,000	2,385,000
	Series 2009 I-1
	0.200% 07/01/44 (12/07/09) (a)(c)	5,000,000	5,000,000
	Putters,
	Series 2006,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 10/01/12 (12/07/09) (a)(b)	170,000	170,000
	Series 2000 BB,
	0.200% 02/01/34 (12/07/09) (a)(c)	2,100,000	2,100,000
	Series 2008,
	LOC: TD Banknorth N.A.

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.220% 02/01/38 (12/01/09) (a)(b)	3,855,000	3,855,000
	Wellesley College,
	Series 2008 I,
	0.170% 07/01/39 (12/07/09) (a)(c)	3,235,000	3,235,000
	Winchester Hospital,
	Series 2000 E,
	Pre-refunded 07/01/10,
	6.750% 07/01/30 (07/01/10) (a)	1,885,000	1,974,058
MA Housing Finance Agency
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.320% 06/01/41 (12/07/09) (a)(b)(d)	11,765,000	11,765,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 07/01/10 (12/07/09) (a)(b)(d)	8,590,000	8,590,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.710% 07/01/30 (12/07/09) (a)(b)	21,395,000	21,395,000
	Series 2008, AMT:
	LIQ FAC: FHLMC
	0.540% 11/01/37 (12/07/09) (a)(b)	21,955,000	21,955,000
	LIQ FAC: FHLMC
	0.560% 05/01/55 (12/07/09) (a)(b)	10,760,000	10,760,000
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	5.375% 06/15/33 (06/15/10) (a)	5,600,000	5,748,465
MA State
	Series 2000 B:
	Pre-refunded 06/01/10,
	5.700% 06/01/19 (06/10/10) (a)	10,000,000	10,269,553
	SPA: State Street Bank & Trust Co.
	0.210% 12/01/30 (12/01/09) (a)(b)	1,595,000	1,595,000
	Series 2000 C,
	Pre-refunded 10/01/10,
	5.750% 10/01/14 (10/01/10) (a)	1,330,000	1,389,140
	Series 2002 D,
	5.250% 08/01/10	250,000	257,893
	Series 2005 A,
	SPA: Citibank N.A.
	0.260% 02/01/28 (12/07/09) (a)(b)	4,935,000	4,935,000
	Series 2006 A,
	SPA: Dexia Credit Local
	0.250% 03/01/26 (12/01/09) (a)(b)	630,000	630,000
	Series 2007,
	LOC: Dexia Credit Local
	0.470% 01/01/34 (12/07/09) (a)(b)	4,280,000	4,280,000
	Series 2008 A,
	LOC: Societe Generale:
	0.200% 05/01/37 (12/07/09) (a)(b)	8,500,000	8,500,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.200% 08/01/37 (12/07/09) (a)(b)	7,625,000	7,625,000
	Series 2009 B,
	2.500% 05/27/10	3,000,000	3,031,043
MA Town of Foxboro
	Series 2000,
	Pre-refunded 06/01/10,
	6.000% 06/01/18 (06/01/10) (a)	3,315,000	3,440,535
MA Town of Hingham
	Series 2009:
	1.250% 12/23/09	11,100,000	11,106,060
	3.000% 04/15/10	2,210,991	2,233,068
MA Town of Stoughton
	Series 2009,
	1.000% 12/22/09	5,000,000	5,001,917
MA Town of Walpole
	Series 2009,
	2.000% 07/07/10	3,032,500	3,059,617
MA University of Massachusetts Building Authority
	Series 2008-1,
	LOC: Lloyds TSB Bank PLC
	0.230% 05/01/38 (12/07/09) (a)(b)	15,755,000	15,755,000
MA Water Pollution Abatement
	Series 2004,
	5.000% 08/01/10	495,000	509,979
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase & Co.
	0.260% 08/01/37 (12/07/09) (a)(b)	20,850,000	20,850,000
	Series 2008 F,
	SPA: Bank of Nova Scotia
	0.210% 08/01/29 (12/07/09) (a)(b)	18,930,000	18,930,000
	Series 2008,
	LOC: Dexia Credit Local
	0.470% 08/01/25 (12/07/09) (a)(b)	2,985,000	2,985,000
MASSACHUSETTS TOTAL			377,397,303
PUERTO RICO — 0.8%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	LOC: Scotia Bank
	0.300% 07/01/28 (12/07/09) (a)(b)	2,790,000	2,790,000
	Series 2008,
	LOC: Dexia Credit Local
	0.470% 01/01/28 (12/07/09) (a)(b)	655,000	655,000
PUERTO RICO TOTAL			3,445,000

	Total Municipal Bonds (cost of $380,842,303)		380,842,303

4

		Par ($)	Value ($)
Commercial Paper — 5.8%
MA Bay Transportation Authority
	0.350% 02/04/10	8,500,000	8,500,000
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2008 H-1,
	0.450% 01/12/10	10,000,000	10,000,000
MA Health & Educational Facilities University
	Harvard University,
	Series EE,
	0.350% 12/10/09	5,000,000	5,000,000
MASSACHUSETTS TOTAL			23,500,000

	Total Commercial Paper (cost of $23,500,000)		23,500,000

	Total Investments — 99.7% (cost of $404,342,303)(e)		404,342,303

	Other Assets & Liabilities, Net — 0.3%		1,086,839

	Net Assets — 100.0%		405,429,142

5

Notes to Investment Portfolio:
*

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurement), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)	Parenthetical date represents the effective maturity date for the security.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate shown reflects the rate at November 30, 2009.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities, which are not illiquid, amounted to $20,355,000, which represents 5.0% of net assets.

(e)	Cost for federal income tax purposes is $404,342,303.

Acronym	Name

AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 42.8%
Allied Irish Banks
	1.000% 01/08/10	131,000,000	131,000,000
	1.000% 01/11/10	125,000,000	125,000,000
	1.000% 01/13/10	167,000,000	167,000,000
Banco Bilbao Vizcaya Argentaria/NY
	0.235% 02/01/10	110,000,000	110,000,946
	0.270% 01/29/10	111,000,000	111,000,000
	0.275% 02/26/10	88,500,000	88,500,000
	0.275% 03/02/10	24,800,000	24,800,313
	0.280% 03/10/10	90,000,000	90,001,236
	0.290% 12/17/09	59,000,000	59,000,000
	0.290% 02/26/10	46,000,000	46,000,000
	0.290% 03/03/10	80,000,000	80,000,000
	0.310% 01/21/10	57,000,000	57,000,000
	0.310% 01/25/10	46,000,000	46,000,351
	0.315% 01/21/10	58,400,000	58,402,479
Bank of Ireland/Stamford CT
	0.920% 01/14/10	136,125,000	136,125,000
Bank of Montreal
	0.250% 12/18/09	135,000,000	135,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	0.240% 02/09/10	249,000,000	249,000,000
Barclays Bank PLC
	0.440% 05/07/10	100,000,000	100,000,000
	0.450% 04/27/10	250,000,000	250,000,000
	0.575% 03/15/10	89,000,000	89,000,000
	0.590% 03/05/10	23,750,000	23,750,000
	0.590% 03/08/10	105,000,000	105,000,000
BNP Paribas
	0.230% 02/16/10	135,000,000	135,000,000
	0.460% 01/22/10	290,000,000	290,000,000
	0.530% 12/07/09	150,000,000	150,000,000
Credit Agricole SA
	0.210% 02/18/10	31,000,000	31,000,000
	0.250% 02/17/10	86,000,000	86,000,000
Credit Industriel et Commercial
	0.350% 02/01/10	25,000,000	25,000,430
	0.380% 12/18/09	4,000,000	4,000,000
	0.390% 12/16/09	211,000,000	211,000,439
	0.400% 12/21/09	199,000,000	199,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Dexia Credit Local S.A
	0.310% 02/02/10	35,000,000	35,000,612
	0.350% 01/25/10	125,000,000	125,000,000
	0.360% 01/19/10	274,000,000	274,003,726
HSBC Bank PLC
	0.325% 03/29/10	42,000,000	42,000,000
National Australia Bank Ltd.
	0.400% 02/05/10	64,000,000	64,000,000
	0.430% 01/12/10	80,000,000	80,000,000
Rabobank Nederland NV/NY
	0.350% 03/24/10	52,000,000	52,000,000
	0.510% 12/22/09	273,900,000	273,900,000
Royal Bank of Canada/NY
	0.400% 01/11/10	14,000,000	14,000,000
Royal Bank of Scotland PLC/Greenwich CT
	0.210% 12/04/09	234,500,000	234,500,000
	0.210% 12/07/09	82,700,000	82,700,000
Societe Generale NY
	0.250% 03/01/10	103,500,000	103,500,000
	0.260% 02/17/10	170,000,000	170,000,000
	0.350% 12/17/09	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp./New York
	0.250% 02/11/10	85,000,000	85,000,000
	0.255% 01/27/10	125,000,000	125,000,000
	0.260% 01/20/10	115,000,000	115,000,000
	0.300% 01/11/10	14,000,000	14,000,000
Svenska Handelsbanken/New York NY
	0.230% 02/10/10	78,275,000	78,276,543
Toronto Dominion Bank/NY
	0.250% 01/25/10	15,000,000	15,000,000
	0.330% 03/18/10	39,000,000	39,002,314
	0.400% 02/08/10	13,000,000	13,000,000
	0.450% 01/07/10	68,000,000	68,000,000
UBS AG/Stamford CT
	0.340% 12/01/09	100,000,000	100,000,000
	0.340% 04/30/10	42,000,000	42,000,000
	0.460% 05/27/10	125,000,000	125,000,000
	0.480% 05/28/10	143,000,000	143,000,000
	0.510% 05/21/10	125,000,000	125,000,000
	0.520% 05/19/10	120,000,000	120,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Wachovia Bank N.A.
	0.410% 01/29/10	30,000,000	29,979,842
	0.500% 12/07/09	21,000,000	20,998,250

	Total Certificates of Deposit (cost of $6,371,442,481)		6,371,442,481
Commercial Paper — 28.6%
Allied Irish Banks North America, Inc.
	0.670% 02/16/10 (a)(b)	50,000,000	49,928,347
American Honda Finance Corp.
	0.210% 02/16/10 (a)	74,000,000	73,966,762
	0.330% 12/02/09 (a)	44,000,000	43,999,597
Atlantis One Funding Corp.
	0.260% 12/07/09 (a)(b)	10,000,000	9,999,567
	0.270% 02/19/10 (a)(b)	50,000,000	49,970,000
	0.280% 01/25/10 (a)(b)	55,000,000	54,976,472
	0.330% 04/06/10 (a)(b)	80,000,000	79,907,600
Australia & New Zealand Banking Group Ltd.
	0.400% 02/08/10 (a)(b)	21,000,000	20,983,900
Barton Capital Corp.
	0.230% 02/02/10 (a)(b)	6,013,000	6,010,580
	0.240% 02/05/10 (a)(b)	23,000,000	22,989,880
	0.260% 02/02/10 (a)(b)	45,542,000	45,521,278
	0.260% 02/03/10 (a)(b)	83,000,000	82,961,636
	0.270% 01/07/10 (a)(b)	11,021,000	11,017,942
	0.270% 01/19/10 (a)(b)	40,000,000	39,985,300
	0.270% 01/22/10 (a)(b)	22,036,000	22,027,406
	0.280% 01/22/10 (a)(b)	9,039,000	9,035,344
	0.285% 01/21/10 (a)(b)	25,585,000	25,574,670
BNZ International Funding Ltd.
	0.250% 03/12/10 (a)(b)	45,000,000	44,968,437
	0.260% 03/01/10 (a)(b)	40,000,000	39,974,000
	0.270% 02/02/10 (a)(b)	39,000,000	38,981,572
Cancara Asset Securitisation LLC
	0.260% 02/02/10 (a)(b)	18,500,000	18,491,582
	0.270% 02/16/10 (a)(b)	15,000,000	14,991,337
	0.280% 01/20/10 (a)(b)	6,500,000	6,497,472
	0.300% 12/16/09 (a)(b)	4,000,000	3,999,500
	0.300% 01/15/10 (a)(b)	100,000,000	99,962,500
	0.320% 01/04/10 (a)(b)	142,000,000	141,957,084
	0.330% 01/06/10 (a)(b)	14,000,000	13,995,380
Citigroup Funding, Inc.
	0.290% 12/18/09 (a)	235,000,000	234,967,818
	0.300% 12/11/09 (a)	60,000,000	59,995,000

3

		Par ($)	Value ($)
Commercial Paper — (continued)
Clipper Receivables Co. LLC
	0.190% 12/15/09 (a)(b)	48,000,000	47,996,453
E.ON AG
	0.260% 02/12/10 (a)(b)	20,000,000	19,989,456
	0.310% 01/13/10 (a)(b)	35,000,000	34,987,040
	0.400% 12/18/09 (a)(b)	77,000,000	76,985,456
Edison Asset Securitization LLC
	0.230% 02/05/10 (a)(b)	27,000,000	26,988,615
	0.250% 12/16/09 (a)(b)	44,000,000	43,995,417
	0.250% 12/21/09 (a)(b)	20,062,000	20,059,214
Fairway Finance LLC
	0.220% 02/01/10 (a)(b)	14,731,000	14,725,419
	0.250% 01/05/10 (a)(b)	65,053,000	65,037,189
FCAR Owner Trust
	0.470% 12/15/09 (a)	13,000,000	12,997,624
	0.470% 12/18/09 (a)	76,000,000	75,983,132
	0.470% 12/21/09 (a)	26,000,000	25,993,211
	0.470% 12/22/09 (a)	92,000,000	91,974,777
	0.510% 01/08/10 (a)	26,000,000	25,986,003
Gemini Securitization Corp. LLC
	0.200% 12/28/09 (a)(b)	15,000,000	14,997,750
	0.230% 02/01/10 (a)(b)	35,000,000	34,986,136
	0.240% 12/28/09 (a)(b)	15,000,000	14,997,300
General Electric Capital Corp.
	0.230% 12/28/09 (a)	69,000,000	68,988,097
	0.230% 12/29/09 (a)	35,000,000	34,993,739
	0.240% 02/16/10 (a)	80,000,000	79,958,933
	0.240% 02/17/10 (a)	44,000,000	43,977,120
	0.240% 02/19/10 (a)	103,000,000	102,945,067
	0.240% 03/24/10 (a)	26,000,000	25,980,413
	0.250% 02/19/10 (a)	76,000,000	75,957,778
	0.300% 04/16/10 (a)	42,500,000	42,451,833
Gotham Funding Corp.
	0.250% 12/07/09 (a)(b)	50,000,000	49,997,917
	0.250% 12/16/09 (a)(b)	16,000,000	15,998,333
Govco LLC
	0.190% 12/02/09 (a)(b)	13,000,000	12,999,931
Governor & Co. of the Bank of Ireland
	0.920% 01/14/10 (a)(b)	130,450,000	130,303,316
Grampian Funding LLC
	0.310% 03/03/10 (a)(b)	96,000,000	95,923,947

4

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.340% 01/21/10 (a)(b)	35,000,000	34,983,142
	0.380% 01/19/10 (a)(b)	80,000,000	79,958,622
	0.380% 01/22/10 (a)(b)	140,000,000	139,923,156
	0.380% 01/26/10 (a)(b)	86,000,000	85,949,164
ING US Funding LLC
	0.300% 02/05/10 (a)	49,000,000	48,973,050
Liberty Street Funding LLC
	0.220% 02/22/10 (a)(b)	5,000,000	4,997,464
LMA Americas LLC
	0.190% 12/18/09 (a)(b)	10,000,000	9,999,103
	0.190% 12/21/09 (a)(b)	15,000,000	14,998,417
Matchpoint Master Trust
	0.300% 05/10/10 (a)(b)	47,000,000	46,937,333
	0.320% 05/10/10 (a)(b)	33,000,000	32,953,067
MetLife Short Term Funding LLC
	0.350% 03/29/10 (a)(b)	11,760,000	11,746,509
	0.390% 02/16/10 (a)(b)	7,000,000	6,994,161
	0.390% 03/23/10 (a)(b)	7,000,000	6,991,507
	0.400% 02/26/10 (a)(b)	35,000,000	34,966,167
	0.400% 03/03/10 (a)(b)	21,000,000	20,978,533
	0.400% 03/09/10 (a)(b)	18,000,000	17,980,400
	0.420% 03/08/10 (a)(b)	29,000,000	28,967,182
	0.430% 02/19/10 (a)(b)	11,000,000	10,989,489
	0.430% 02/22/10 (a)(b)	52,000,000	51,948,448
	0.430% 02/24/10 (a)(b)	13,170,000	13,156,629
Old Line Funding LLC
	0.260% 02/11/10 (a)(b)	26,000,000	25,986,480
	0.270% 01/19/10 (a)(b)	15,000,000	14,994,487
Park Avenue Receivables Corp.
	0.250% 01/06/10 (a)(b)	29,000,000	28,992,750
Royal Bank of Scotland Group PLC
	0.250% 12/08/09 (a)(b)	10,000,000	9,999,514
	0.250% 12/16/09 (a)(b)	7,000,000	6,999,271
Santander Central Hispano Finance Delaware, Inc.
	0.310% 04/30/10 (a)	39,000,000	38,949,625
Sheffield Receivables Corp.
	0.230% 12/03/09 (a)(b)	15,000,000	14,999,808
	0.270% 01/05/10 (a)(b)	15,000,000	14,996,062
	0.270% 01/06/10 (a)(b)	40,000,000	39,989,200
Societe de Prise de Participation de l’Etat
	0.150% 02/25/10 (a)(b)	30,000,000	29,989,250
	0.170% 02/25/10 (a)(b)	62,000,000	61,974,821

5

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.200% 02/26/10 (a)(b)	57,000,000	56,972,450
	0.210% 02/26/10 (a)(b)	54,000,000	53,972,595
	0.250% 05/27/10 (a)(b)	55,000,000	54,932,396
Starbird Funding Corp.
	0.200% 12/10/09 (a)(b)	10,000,000	9,999,500
Straight-A Funding LLC
	0.180% 02/02/10 (a)(b)	10,000,000	9,996,850
	0.200% 01/21/10 (a)(b)	19,000,000	18,994,617
Toyota Credit Canada, Inc.
	0.240% 02/03/10 (a)	10,000,000	9,995,733
	0.450% 12/04/09 (a)	28,000,000	27,998,950
Toyota Financial Services de Puerto Rico, Inc.
	0.180% 12/03/09 (a)	91,000,000	90,999,090
	0.180% 12/04/09 (a)	83,000,000	82,998,755
Toyota Motor Credit Corp.
	0.180% 12/17/09 (a)	6,750,000	6,749,460
	0.330% 12/04/09 (a)	44,000,000	43,998,790
Tulip Funding Corp.
	0.190% 12/01/09 (a)(b)	6,691,000	6,691,000

	Total Commercial Paper (cost of $4,263,357,576)		4,263,357,576
Government & Agency Obligations — 10.0%
U.S. Government Agencies — 8.0%
Federal Farm Credit Bank
	0.194% 07/20/11 (01/20/10) (c)(d)	68,000,000	67,999,245
Federal Home Loan Bank
	0.075% 11/05/10 (02/07/10) (c)(d)	105,000,000	104,970,717
	0.091% 10/29/10 (01/30/10) (c)(d)	53,000,000	52,997,023
	0.510% 01/12/10 (e)	85,000,000	84,949,425
Federal Home Loan Mortgage Corp.
	0.141% 02/01/11 (02/01/10) (c)(d)	157,000,000	157,022,339
	0.331% 01/28/11 (01/30/10) (c)(d)	6,430,000	6,446,807
	0.334% 04/07/11 (01/07/10) (c)(d)	221,000,000	221,072,639
	0.379% 03/09/11 (12/09/09) (c)(d)	411,000,000	412,147,381
Federal National Mortgage Association
	0.420% 12/31/09 (e)	94,000,000	93,967,100
U.S. GOVERNMENT AGENCIES TOTAL			1,201,572,676

6

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — 2.0%
U.S. Treasury Bills
	0.285% 12/17/09 (e)	112,000,000	111,985,813
	3.250% 12/31/09 (e)	180,000,000	180,422,337
U.S. GOVERNMENT OBLIGATIONS TOTAL			292,408,150

	Total Government & Agency Obligations (cost of $1,493,980,826)		1,493,980,826
Municipal Bonds (f) — 0.7%
COLORADO — 0.4%
CO City of Colorado Springs
	Series 2002,
	SPA: State Street Bank & Trust Co.
	0.500% 11/01/27 (12/07/09) (c)	2,800,000	2,800,000
CO Housing & Finance Authority
	Class 2003 A1,
	SPA: Lloyds TSB Bank PLC
	1.000% 11/01/30 (12/07/09) (c)	10,890,000	10,890,000
	Class 2004 B1,
	SPA: Dexia Credit Local
	0.400% 11/01/34 (12/07/09) (c)	4,000,000	4,000,000
	Series 2002 A1,
	SPA: FHLB
	0.330% 11/01/13 (12/07/09) (c)	2,750,000	2,750,000
	Series 2003 A-2,
	SPA: FHLB
	0.300% 10/01/33 (12/07/09) (c)	3,000,000	3,000,000
	Series 2004 A1,
	SPA: FHLB
	0.300% 10/01/34 (12/07/09) (c)	10,755,000	10,755,000
	Series 2005 B-1,
	SPA: FHLB
	0.300% 04/01/40 (12/07/09) (c)	6,140,000	6,140,000
	Series 2006 CL1,
	SPA: FHLB
	0.300% 11/01/36 (12/07/09) (c)	3,085,000	3,085,000
	Series 2008 A1:
	SPA: BNP Paribas:
	0.300% 05/01/38 (12/02/09) (c)	4,000,000	4,000,000
	1.000% 05/01/38 (12/02/09) (c)	1,300,000	1,300,000
	SPA: FHLB
	0.300% 04/01/29 (12/02/09) (c)	6,000,000	6,000,000
	Series 2008 C1,
	SPA: FHLB
	0.300% 10/01/38 (12/07/09) (c)	4,000,000	4,000,000
COLORADO TOTAL			58,720,000
CONNECTICUT — 0.0%
CT Housing Finance Authority
	Series 2008 A5,
	SPA: JPMorgan Chase Bank
	0.260% 11/15/38 (12/03/09) (c)	3,475,000	3,475,000
CONNECTICUT TOTAL			3,475,000

7

		Par ($)	Value ($)
Municipal Bonds (f) — (continued)
IOWA — 0.1%
IA Finance Authority
	Series 2004 B,
	SPA: FHLB
	0.300% 07/01/34 (12/07/09) (c)	6,000,000	6,000,000
	Series 2007 C,
	SPA: FHLB
	0.260% 07/01/37 (12/07/09) (c)	780,000	780,000
	Series 2007,
	SPA: FHLB
	0.260% 01/01/39 (12/07/09) (c)	7,705,000	7,705,000
	Series 2009 G,
	SPA: FHLMC
	0.260% 01/01/39 (12/07/09) (c)	5,350,000	5,350,000
IOWA TOTAL			19,835,000
TEXAS — 0.1%
TX State
	Series 1997 B-2,
	LIQ FAC: State Street Bank & Trust Co.
	0.300% 12/01/29 (12/07/09) (c)	9,800,000	9,800,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.350% 12/01/24 (12/07/09) (c)	1,750,000	1,750,000
	Series 2005 A,
	SPA: National Australia Bank
	0.300% 06/01/45 (12/07/09) (c)	1,075,000	1,075,000
	Series 2005 B,
	SPA: National Australia Bank
	0.300% 06/01/45 (12/07/09) (c)	1,000,000	1,000,000
TEXAS TOTAL			13,625,000
WISCONSIN — 0.1%
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: DEPFA Bank PLC
	0.400% 09/01/37 (12/07/09) (c)	1,980,000	1,980,000
	Series 2007 D,
	SPA: Fortis Bank SA/NV
	0.300% 09/01/34 (12/07/09) (c)	4,335,000	4,335,000
WISCONSIN TOTAL			6,315,000

	Total Municipal Bonds (cost of $101,970,000)		101,970,000
Corporate Bond — 0.0%
Credit Suisse USA, Inc.
	4.125% 01/15/10	1,000,000	1,004,627

	Total Corporate Bond (cost of $1,004,627)		1,004,627

8

		Par ($)	Value ($)
Repurchase Agreements — 18.0%

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by a U.S. Treasury Agency obligation maturing 08/15/19, market value $64,260,091 (repurchase proceeds $63,000,280)	63,000,000	63,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by a U.S. Treasury Agency obligation maturing 08/15/19, market value $40,800,093 (repurchase proceeds $40,000,200)	40,000,000	40,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.200%, collateralized by a U.S. Treasury Agency obligation maturing 08/15/25, market value $153,000,033 (repurchase proceeds $150,000,833)	150,000,000	150,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09, at 0.190%, collateralized by a U.S. Treasury Agency obligation maturing 08/15/19, market value $64,260,091 (repurchase proceeds $63,000,333)	63,000,000	63,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by corporate bonds with various maturities to 10/01/19, market value $159,600,000 (repurchase proceeds $152,001,224)	152,000,000	152,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09, at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/37, market value $31,411,920 (repurchase proceeds $30,796,137)	30,796,000	30,796,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by corporate bonds with various maturities to 03/22/16, market value $115,500,007 (repurchase proceeds $110,000,886)	110,000,000	110,000,000

	Repurchase agreement with Deutsche Bank AG, dated 11/04/09, due 01/15/10 at 0.280%, collateralized by commercial papers with various maturities to 04/22/10, market value $20,600,001 (repurchase proceeds $20,011,200)	20,000,000	20,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 10/30/09, due 01/29/10 at 0.310%, collateralized by a commercial paper maturing 12/02/09, market value $14,420,001 (repurchase proceeds $14,010,971)	14,000,000	14,000,000

9

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/09, due 12/01/09 at 0.340%, collateralized by a U.S. Treasury Agency obligation maturing 10/31/10, market value $147,900,079 (repurchase proceeds $145,001,369)	145,000,000	145,000,000

	Repurchase agreement with Deutsche Bank, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by a U.S. Treasury Agency obligation maturing 07/15/13, market value $96,298,240 (repurchase proceeds $94,410,393)	94,410,000	94,410,000

	Repurchase agreement with Goldman Sachs, dated 10/28/09, due 02/02/10 at 0.440%, collateralized by corporate bonds with various maturities to 11/15/19, market value $72,450,001 (repurchase proceeds $69,081,803)	69,000,000	69,000,000

	Repurchase agreement with Goldman Sachs, dated 11/02/09, due 02/05/10 at 0.440%, collateralized by corporate bonds with various maturities to 10/15/19, market value $73,500,001 (repurchase proceeds $70,018,278)	70,000,000	70,000,000

	Repurchase agreement with Goldman Sachs, dated 11/18/09, due 02/23/10, at 0.400%, collateralized by corporate bonds with various maturities to 05/15/19, market value $28,350,000 (repurchase proceeds $27,029,100)	27,000,000	27,000,000

	Repurchase agreement with Goldman Sachs, dated 11/30/09, due 12/01/09, at 0.190%, collateralized by U.S. Treasury Agency obligations with various maturities to 03/31/14, market value $153,000,095 (repurchase proceeds $150,000,792)	150,000,000	150,000,000

	Repurchase agreement with Greenwich Capital, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 04/01/34, market value $40,367,245 (repurchase proceeds $39,574,198)	39,574,000	39,574,000

	Repurchase agreement with Greenwich Capital, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by commercial papers with various maturities to 12/16/09, market value $246,171,868 (repurchase proceeds $239,001,925)	239,000,000	239,000,000

	Repurchase agreement with JPMorgan Chase, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by corporate bonds & commercial papers with various maturities to 07/01/19, market value $169,850,825 (repurchase proceeds $163,001,313)	163,000,000	163,000,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with JPMorgan Chase, dated 11/30/09, due 12/14/09, at 0.340%, collateralized by corporate bonds with various maturities to 10/01/17, market value $28,353,118 (repurchase proceeds $27,000,255)	27,000,000	27,000,000

	Repurchase agreement with Morgan Stanley, dated 11/30/09, due 12/01/09 at 0.265%, collateralized by commercial papers with various maturities to 12/10/09, market value $80,900,985 (repurchase proceeds $78,000,574)	78,000,000	78,000,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 05/20/39, market value $64,260,001 (repurchase proceeds $63,000,298)	63,000,000	63,000,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09, at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/36, market value $31,787,602 (repurchase proceeds $31,000,155)	31,000,000	31,000,000

	Repurchase agreement with Royal Bank of Canada, dated 11/30/09, due 12/01/09, at 0.290%, collateralized by corporate bonds & commercial paper with various maturities to 04/24/14, market value $289,840,756 (repurchase proceeds $280,002,256)	280,000,000	280,000,000

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 11/30/09, due 12/01/09 at 0.390%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/30, market value $119,340,603 (repurchase proceeds $117,001,268)	117,000,000	117,000,000

	Repurchase agreement with Societe Generale, dated 11/30/09, due 12/01/09, at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/36, market value $30,557,160 (repurchase proceeds $29,958,141)	29,958,000	29,958,000

	Repurchase agreement with Societe Generale, dated 11/30/09, due 12/01/09, at 0.180%, collateralized by U.S. Treasury Agency obligations with various maturities to 09/30/16, market value $61,200,078 (repurchase proceeds $60,00,300)	60,000,000	60,000,000

	Repurchase agreement with UBS Warburg AG, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by a corporate bond maturing 08/15/20, market value $254,073,720 (repurchase proceeds $249,088,038)	249,087,000	249,087,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with UBS Warburg AG, dated 11/30/09, due 12/01/09 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/39, market value $37,027,164 (repurchase proceeds $36,298,171)	36,298,000	36,298,000

	Repurchase agreement with UBS Warburg AG, dated 11/30/09, due 12/01/09, at 0.240%, collateralized by corporate bonds with various maturities to 08/15/19, market value $78,750,546 (repurchase proceeds $75,000,500)	75,000,000	75,000,000

	Total Repurchase Agreements (cost of $2,686,123,000)		2,686,123,000

	Total Investments — 100.1% (cost of $14,917,878,510)(g)		14,917,878,510

	Other Assets & Liabilities, Net — (0.1)%		(7,742,710)

	Net Assets — 100.0%		14,910,135,800

	Notes to Investment Portfolio:
	*		Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

The following table reconciles asset balances for the three month period ended November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009
Corporate Bonds	$102,483,141	$—	$—	$—	$(102,483,141)	$—	$—
Capital Support Agreement	130,433,088	—	—	(130,433,088)	—	—	—
Total	$232,916,229	$—	$—	$(130,433,088)	$(102,483,141)	$—	$—

The Fund’s Capital Support Agreement was terminated effective September 9, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2009, these securities, which are not illiquid, amounted to $2,791,577,219, which represents 18.7% of net assets.

(c)	Parenthetical date represents the effective maturity date for the security.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(g)	Cost for federal income tax purposes is $14,917,878,510.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LIQ FAC	Liquidity Facility
SPA	Stand-by Purchase Agreement

13

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 94.6%
ALABAMA — 1.0%
AL Albertville Industrial Development Board
	Series 2007, AMT,
	LOC: JPMorgan Chase & Co.
	0.390% 03/01/18 (12/07/09) (a)(b)	9,595,000	9,595,000
AL Decatur Industrial Development Board
	BP PLC,
	Series 2001, AMT,
	0.240% 11/01/35 (12/01/09) (b)(c)	15,000,000	15,000,000
AL Housing Finance Authority
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 10/01/17 (12/07/09) (a)(b)	7,325,000	7,325,000
AL West Jefferson Industrial Development Board
	Alabama Power Co.,
	Series 2008, AMT,
	2.000% 12/01/38 (12/10/09) (b)(c)	60,000,000	60,000,000
ALABAMA TOTAL			91,920,000
ARIZONA — 1.1%
AZ Health Facilities Authority
	St. Francis Memorial Hospital,
	Series 2009 F,
	LOC: Citibank N.A.
	0.220% 07/01/35 (12/02/09) (a)(b)	12,800,000	12,800,000
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 12/01/39 (12/07/09) (a)(b)	920,000	920,000
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.550% 01/01/36 (12/07/09) (a)(b)	7,205,000	7,205,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 06/01/31 (12/07/09) (a)(b)	4,605,000	4,605,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 01/01/20 (12/07/09) (a)(b)	10,840,000	10,840,000
	Spring Air Mattress Co.,
	Series 1999, AMT,
	LOC: Bank One Arizona N.A.
	2.900% 04/01/19 (12/07/09) (a)(b)	805,000	805,000
AZ Pima County Industrial Development Authority
	Multi-Family Housing,
	Urban Council LP,
	Series 2007 A, AMT,
	LIQ FAC: FNMA
	0.320% 12/15/37 (12/07/09) (a)(b)	6,825,000	6,825,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ School District
	Series 2009,
	2.000% 07/30/10	56,925,000	57,485,095
ARIZONA TOTAL			101,485,095
ARKANSAS — 0.1%
AR Lowell Industrial Development
	Little Rock Newspapers, Inc.,
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	0.550% 06/01/31 (12/07/09) (a)(b)	6,500,000	6,500,000
ARKANSAS TOTAL			6,500,000
CALIFORNIA — 6.6%
CA ABAG Finance Authority for Nonprofit Corp.
	Miramar Apartments,
	Series 2000 A, AMT,
	0.260% 03/15/33 (12/07/09) (b)(c)	15,000,000	15,000,000
CA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.320% 02/01/22 (12/07/09) (a)(b)	12,135,000	12,135,000
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 B,
	LOC: Dexia Credit Local
	0.250% 06/01/32 (12/07/09) (a)(b)	10,700,000	10,700,000
CA Contra Costa County
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.220% 07/01/47 (12/07/09) (a)(b)	12,495,000	12,495,000
CA County of Santa Clara
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.220% 12/15/26 (12/07/09) (a)(b)	11,800,000	11,800,000
CA Department of Water Resources
	Power Supply Revenue,
	Series 2008 J-1,
	LOC: JPMorgan Chase Bank,
	LOC: California Public Employees Retirement
	0.190% 05/01/18 (12/01/09) (a)(b)	69,465,000	69,465,000
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.190% 05/01/22 (12/01/09) (a)(b)	80,190,000	80,190,000
CA Health Facilities Financing Authority
	Kaiser Permanente,
	Series 2006 C,
	0.230% 06/01/41 (12/07/09) (b)(c)	50,000,000	50,000,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Infrastructure & Economic Development Bank
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Bank of New York
	0.200% 09/01/37 (12/01/09) (a)(b)	12,600,000	12,600,000
	Pacific Gas & Electric Co.,
	Series 2009 A,
	LOC: Wells Fargo Bank N.A.
	0.210% 11/01/26 (12/01/09) (a)(b)	11,745,000	11,745,000
CA Los Angeles Department of Water & Power
	Series 2002 A-8,
	SPA: JPMorgan Chase Bank
	1.000% 07/01/35 (12/07/09) (a)(b)	12,600,000	12,600,000
CA M-S-R Public Power Agency
	Series 2008 M,
	LOC: Dexia Credit Local
	0.190% 07/01/22 (12/01/09) (a)(b)	10,665,000	10,665,000
CA Metropolitan Water District of Southern California
	Series 2004 C,
	SPA: Dexia Credit Local
	0.250% 10/01/29 (12/03/09) (a)(b)	42,260,000	42,260,000
CA Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	LIQ FAC: FHLMC
	0.540% 10/01/31 (12/07/09) (a)(b)	41,220,000	41,220,000
CA San Joaquin County
	0.270% 12/08/09	5,000,000	5,000,000
CA San Jose Multi-Family Housing
	Fairfield Turnleaf Apartments,
	Series 2003 A, AMT,
	LIQ FAC: FHLMC
	0.330% 06/01/36 (12/07/09) (a)(b)	10,860,000	10,860,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 09/07/34 (12/07/09) (a)(b)	24,700,000	24,700,000
CA Statewide Communities Development Authority
	0.350% 12/08/09	10,000,000	10,000,000
	John Muir Health,
	Series 2008 A,
	LOC: UBS AG
	0.200% 08/15/36 (12/01/09) (a)(b)	27,045,000	27,045,000
	Kaiser Foundation Hospitals:
	Series 2008 C,
	3.000% 04/01/34 (04/01/10) (b)(c)	16,000,000	16,134,448
	Series 2009,
	3.000% 04/01/43 (04/01/10) (b)(c)	12,000,000	12,103,178
	Series 2001, AMT,
	GTY AGMT: Merrill Lynch & Co.
	SPA: FHLMC
	0.540% 07/01/15 (12/07/09) (a)(b)(d)	8,230,000	8,230,000
	Series 2007 29-G, AMT,
	GTY AGMT: Goldman Sachs
	0.220% 05/01/39 (12/07/09) (a)(b)	9,775,000	9,775,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs
	0.190% 05/15/25 (12/07/09) (a)(b)	18,585,000	18,585,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.870% 06/01/34 (12/07/09) (a)(b)	27,620,000	27,620,000
	1.020% 07/06/34 (12/07/09) (a)(b)	14,255,000	14,255,000
CA State
	Series 2004 A3,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers’ Retirement System
	0.220% 05/01/34 (12/01/09) (a)(b)	6,500,000	6,500,000
	Series 2004 A5,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System
	0.200% 05/01/34 (12/01/09) (a)(b)	31,000,000	31,000,000
CALIFORNIA TOTAL			614,682,626
COLORADO — 3.3%
CO BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.320% 05/15/14 (12/07/09) (a)(b)	10,205,000	10,205,000
CO Boulder County
	Boulder Medical Center, Inc.,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 01/01/17 (12/07/09) (a)(b)	2,060,000	2,060,000
CO Collegeinvest
	Series 2008 A, AMT,
	LOC: Lloyds TSB Bank PLC
	0.310% 12/01/42 (12/07/09) (a)(b)	11,400,000	11,400,000
CO Colorado Springs
	Series 2007 B,
	SPA: Dexia Credit Local
	0.270% 11/01/26 (12/03/09) (a)(b)	10,650,000	10,650,000
CO Denver City & County Airport
	Series 2002 C, AMT,
	LOC: Lloyds TSB Bank PLC
	0.330% 11/15/25 (12/07/09) (a)(b)	22,650,000	22,650,000
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.250% 04/01/47 (12/07/09) (a)(b)	10,365,108	10,365,108
	Series 2009 C,
	LOC: JPMorgan Chase Bank
	0.250% 11/15/22 (12/07/09) (a)(b)	19,655,000	19,655,000
CO Deutsche Bank Spears/Lifers Trust
	Series 2008, AMT,
	GTY AGMT: Deutsche Bank AG
	0.300% 11/15/18 (12/07/09) (a)(b)	4,160,000	4,160,000
CO General Fund Revenue
	Series 2009 A,
	2.000% 06/25/10	60,000,000	60,522,331

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO Housing & Finance Authority
	Series 2004 A-2, AMT,
	SPA: Dexia Credit Local
	0.400% 11/01/26 (12/07/09) (a)(b)	50,000,000	50,000,000
	Series 2005 A-2, AMT,
	SPA: Dexia Credit Local
	0.400% 11/01/27 (12/07/09) (a)(b)	36,700,000	36,700,000
	Series 2006 G, AMT,
	GTY AGMT: Goldman Sachs
	0.250% 12/01/36 (12/07/09) (a)(b)	12,141,115	12,141,115
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 10/01/32 (12/07/09) (a)(b)	8,905,000	8,905,000
	Series 2008 A-3, AMT,
	SPA: Dexia Credit Local
	0.350% 05/01/38 (12/07/09) (a)(b)	31,000,000	31,000,000
	Terrace Park LP,
	Series 2007, AMT,
	LOC: U.S. Bank N.A.
	0.300% 09/01/25 (12/07/09) (a)(b)	11,800,000	11,800,000
CO Pitkin County Industrial Development Revenue
	Aspen Skiing Co.,
	Series 1994 B, AMT,
	LOC: JPMorgan Chase Bank
	0.270% 04/01/14 (12/01/09) (a)(b)	4,300,000	4,300,000
COLORADO TOTAL			306,513,554
CONNECTICUT — 0.3%
CT Development Authority
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	0.240% 08/01/23 (12/02/09) (a)(b)	1,465,000	1,465,000
CT Health & Educational Facilities Authority
	Yale University,
	Series 2005 Y-3,
	0.200% 07/01/35 (12/01/09) (b)(c)	7,000,000	7,000,000
CT Housing Finance Authority
	Series 2008 A4, AMT,
	SPA: JPMorgan Chase Bank
	0.320% 11/15/28 (12/07/09) (a)(b)	6,475,000	6,475,000
	Series 2009 A-1,
	SPA: JPMorgan Chase Bank
	0.220% 05/15/39 (12/01/09) (a)(b)	10,000,000	10,000,000
CONNECTICUT TOTAL			24,940,000
DELAWARE — 4.0%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 04/10/22 (12/07/09) (a)(b)	63,670,000	63,670,000
DE Eagle Tax-Exempt Trust
	Series 2008, AMT,
	LIQ FAC: FHLB

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.270% 04/15/49 (12/07/09) (a)(b)	292,120,000	292,120,000
DE Economic Development Authority
	PUMH of Maryland, Inc.,
	Series 2007 B,
	LOC: PNC Bank N.A.
	0.210% 05/15/37 (12/01/09) (a)(b)	14,945,000	14,945,000
DE New Castle County
	Flight Safety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.340% 12/01/32 (12/07/09) (a)(b)	5,185,000	5,185,000
DELAWARE TOTAL			375,920,000
DISTRICT OF COLUMBIA — 1.2%
DC Housing Finance Agency
	Multi-Family Housing,
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	0.350% 05/01/10 (12/07/09) (a)(b)	5,000,000	5,000,000
DC Metropolitan Washington Airports Authortity
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.440% 10/01/14 (12/07/09) (a)(b)	12,790,000	12,790,000
DC
	0.350% 01/15/10	15,000,000	15,000,000
	Carnegie Endowment International Peace,
	Series 2006,
	LOC: Allied Irish Bank PLC
	0.270% 11/01/45 (12/07/09) (a)(b)	5,405,000	5,405,000
	Series 2002 D,
	LOC: Wachovia Bank N.A.
	0.250% 07/01/31 (12/03/09) (a)(b)	28,000,000	28,000,000
	Series 2009,
	2.500% 09/30/10	50,000,000	50,849,304
DISTRICT OF COLUMBIA TOTAL			117,044,304
FLORIDA — 6.0%
FL BB&T Municipal Trust
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.320% 10/01/15 (12/07/09) (a)(b)	10,115,000	10,115,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 08/15/18 (12/07/09) (a)(b)	21,500,000	21,500,000
	Series 2008,
	LIQ FAC: Branch Banking & Trust
	0.280% 06/01/14 (12/07/09) (a)(b)	10,355,000	10,355,000
FL Brevard County Industrial Development
	Pivotal Utility Holdings,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.400% 10/01/24 (12/07/09) (a)(b)	17,000,000	17,000,000

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.250% 06/01/46 (12/07/09) (a)(b)	72,515,000	72,515,000
FL Broward County
	Series 2008, AMT,
	LOC: Bank of Nova Scotia
	1.000% 09/01/27 (12/07/09) (a)(b)	10,015,000	10,015,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	0.340% 10/01/25 (12/07/09) (a)(b)	7,000,000	7,000,000
FL Development Finance Corp.
	Center Court I LLC,
	Series 2009,
	LOC: Branch Banking & Trust
	0.280% 08/01/29 (12/07/09) (a)(b)	2,060,000	2,060,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 03/01/33 (12/07/09) (a)(b)	19,800,000	19,800,000
FL Highlands County Health Facilities Authority
	Adventist Bolingbrook,
	Series 2005 E,
	LOC: Calyon Bank
	0.250% 11/15/35 (12/07/09) (a)(b)	5,000,000	5,000,000
FL Housing Finance Corp.
	Brentwood Club on Millenia,
	Series 2002 A1, AMT,
	LOC: FNMA
	0.330% 01/15/35 (12/07/09) (a)(b)	10,545,000	10,545,000
	Cove at St. Andrews Partners,
	Series 2003 E-1, AMT,
	LIQ FAC: FNMA
	0.330% 06/15/36 (12/07/09) (a)(b)	8,115,000	8,115,000
	Series 2006, AMT,
	GTY AGMT: Goldman Sachs
	0.250% 06/01/46 (12/07/09) (a)(b)	29,995,000	29,995,000
	Series 2008 CE, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 07/06/34 (12/07/09) (a)(b)	6,800,000	6,800,000
	Tuscany Lakes Ltd.:
	Series 2002 1, AMT,
	LIQ FAC: FNMA
	0.260% 11/15/35 (12/07/09) (a)(b)	3,500,000	3,500,000
	Series 2006 K3, AMT,
	LIQ FAC: FNMA
	0.260% 11/15/35 (12/07/09) (a)(b)	2,500,000	2,500,000
FL Jacksonville
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.250% 10/01/27 (12/07/09) (a)(b)	10,570,000	10,570,000

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL JEA Electric System Revenue
	Series 2008 3C-2,
	SPA: JPMorgan Chase Bank
	0.200% 10/01/34 (12/07/09) (a)(b)	20,695,000	20,695,000
	Series 2008 3C-3,
	SPA: Lloyds TSB Bank PLC
	0.240% 10/01/38 (12/07/09) (a)(b)	13,040,000	13,040,000
FL Miami-Dade County
	0.350% 12/08/09	3,031,000	3,031,000
FL Orange County Housing Finance Authority
	Cove at Lady Lake Apartments,
	Series 2005 A, AMT,
	0.320% 05/15/38 (12/07/09) (b)(c)	9,600,000	9,600,000
	Lee Vista Club Partners,
	Series 2004 A, AMT,
	LIQ FAC: FNMA
	0.320% 05/15/37 (12/07/09) (a)(b)	15,200,000	15,200,000
	Marbella Cove II LP,
	Series 2007 B, AMT,
	LOC: FHLB
	0.320% 06/15/42 (12/07/09) (a)(b)	9,500,000	9,500,000
	Multi-Family Housing,
	Fox Chase Partners, Ltd.,
	Series 2002 E, AMT,
	0.320% 08/15/35 (12/07/09) (b)(c)	8,640,000	8,640,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	0.910% 12/06/35 (12/07/09) (a)(b)	9,900,000	9,900,000
	0.920% 10/02/35 (12/07/09) (a)(b)	13,665,000	13,665,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.570% 07/01/39 (12/07/09) (a)(b)	8,690,000	8,690,000
	0.570% 03/01/50 (12/07/09) (a)(b)	4,100,000	4,100,000
FL St. Lucie County
	Florida Power & Light Co.,
	Series 2000,
	0.210% 09/01/28 (12/01/09) (b)(c)	24,500,000	24,500,000
FL Sunshine Governmental Financing Commission
	0.380% 02/03/10	38,510,000	38,510,000
	0.400% 12/08/09	75,255,000	75,255,000
	0.400% 02/04/10	12,500,000	12,500,000
	0.500% 12/10/09	25,000,000	25,000,000
	Series 2009,
	0.400% 02/12/10	25,000,000	25,000,000
FLORIDA TOTAL			564,211,000

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — 4.7%
GA Appling County Development Authority
	Georgia Power Company,
	Series 2001,
	0.240% 12/01/18 (12/01/09) (b)(c)	16,300,000	16,300,000
GA Atlanta Urban Residential Finance Authority
	Series 2005, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.550% 12/01/30 (12/07/09) (a)(b)(d)	4,675,000	4,675,000
GA Bacon Industrial Building Authority
	D. L. Lee & Sons, Inc.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 09/01/24 (12/07/09) (a)(b)	6,715,000	6,715,000
GA Bartow County Development Authority
	Georgia Power Company,
	Series 2009,
	0.210% 12/01/32 (12/01/09) (b)(c)	107,200,000	107,200,000
GA Burke County Development Authority
	Series 1995,
	0.160% 10/01/32 (12/01/09) (b)(c)	26,300,000	26,300,000
GA Cobb County Development Authority
	North Cobb Christian School,
	Series 2009,
	LOC: Branch Banking & Trust
	0.280% 08/01/29 (12/07/09) (a)(b)	13,050,000	13,050,000
GA Columbia County Development Authority
	Multi-Family Housing,
	Westwood Club Apartment Project,
	Series 2002, AMT,
	LIQ FAC: FNMA
	0.360% 11/15/35 (12/07/09) (a)(b)	7,360,000	7,360,000
GA Decatur County & Bainbridge Development Authority
	Rand Group Ltd.,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 01/01/27 (12/07/09) (a)(b)	8,100,000	8,100,000
GA East Point Housing Authority Multi-Family Revenue
	Village Highlands Apartments Project,
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.400% 07/01/37 (12/07/09) (a)(b)	12,400,000	12,400,000
GA Fulton County Development Authority
	OBH, Inc.,
	Series 1999 B, AMT,
	0.340% 12/01/28 (12/07/09) (b)(c)	9,350,000	9,350,000
GA George L. Smith lI Congress Center Authority
	Series 2008, AMT,
	LIQ FAC: Citibank N.A.
	0.300% 01/01/18 (12/07/09) (a)(b)(e)	14,825,000	14,825,000

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.480% 10/01/21 (12/07/09) (a)(b)	2,160,000	2,160,000
GA Houston County Development Authority
	Clean Control Corp.,
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	0.380% 06/01/20 (12/07/09) (a)(b)	1,925,000	1,925,000
GA Kennesaw Development Authority Housing
	Alta Ridenour LLC,
	Series 2008, AMT,
	LOC: FHLMC
	0.310% 10/01/43 (12/07/09) (a)(b)	7,350,000	7,350,000
GA Municipal Electric Authority
	Series 2009 A:
	1.250% 05/07/10	15,000,000	15,025,595
	2.000% 06/21/10	6,000,000	6,050,163
GA Municipal Gas Authority
	Series 2008 D,
	1.000% 12/16/09	25,000,000	25,010,069
	Series 2008,
	2.500% 12/16/09	88,500,000	88,541,243
	Series 2009 G,
	2.000% 05/19/10 (f)	9,500,000	9,568,115
	Series 2009 H,
	2.000% 11/18/10 (f)	6,000,000	6,072,720
GA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.570% 12/01/37 (12/07/09) (a)(b)	12,945,000	12,945,000
	0.570% 12/01/43 (12/07/09) (a)(b)	11,885,000	11,885,000
	0.570% 04/01/46 (12/07/09) (a)(b)	9,270,000	9,270,000
GA Richmond County Development Authority
	Stonegate Club Apartments Project,
	Series 2002, AMT,
	LIQ FAC: FNMA
	0.360% 11/15/35 (12/07/09) (a)(b)	5,155,000	5,155,000
GA Savannah Economic Development Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.380% 11/01/27 (12/07/09) (a)(b)	4,700,000	4,700,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.480% 12/01/22 (12/07/09) (a)(b)	3,265,000	3,265,000

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 09/01/19 (12/07/09) (a)(b)	2,800,000	2,800,000
GEORGIA TOTAL			437,997,905
HAWAII — 0.5%
HI Housing Finance & Development Corp.
	Series 2008 AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 03/01/35 (12/07/09) (a)(b)	44,550,000	44,550,000
HAWAII TOTAL			44,550,000
IDAHO — 1.1%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.490% 09/01/21 (12/07/09) (a)(b)	3,320,000	3,320,000
ID Housing & Finance Association
	Single Family Mortgage:
	Series 2004 A-1, AMT,
	LIQ FAC: Lloyds Bank
	0.350% 07/01/35 (12/07/09) (a)(b)	8,750,000	8,750,000
	Series 2007 D-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 07/01/38 (12/07/09) (a)(b)	5,000,000	5,000,000
	Series 2007 E-1, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 07/01/38 (12/07/09) (a)(b)	24,000,000	24,000,000
	Series 2007, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	0.350% 07/01/38 (12/07/09) (a)(b)	8,820,000	8,820,000
ID State
	Series 2009,
	2.500% 06/30/10	50,000,000	50,604,306
IDAHO TOTAL			100,494,306
ILLINOIS — 2.9%
IL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 05/01/21 (12/07/09) (a)(b)	16,860,000	16,860,000
IL Chicago Board of Education
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.190% 03/01/31 (12/01/09) (a)(b)	11,650,000	11,650,000
IL Chicago Enterprise Zone
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	0.800% 11/01/22 (12/07/09) (a)(b)	1,050,000	1,050,000

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Chicago Industrial Development
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	0.560% 12/01/28 (12/07/09) (a)(b)	4,300,000	4,300,000
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.390% 10/01/31 (12/07/09) (a)(b)	4,566,000	4,566,000
IL Chicago Multi-Family Housing
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	0.410% 07/01/34 (12/07/09) (a)(b)	12,820,000	12,820,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	0.350% 06/01/40 (12/07/09) (a)(b)	5,247,000	5,247,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	0.560% 04/01/36 (12/07/09) (a)(b)	4,410,000	4,410,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	0.560% 01/01/39 (12/07/09) (a)(b)	3,615,000	3,615,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.020% 01/15/33 (12/07/09) (a)(b)	9,405,000	9,405,000
	1.020% 07/15/33 (12/07/09) (a)(b)	54,880,000	54,880,000
IL Chicago O’Hare International Airport
	Series 2005 D,
	LOC: Dexia Credit Local
	0.290% 01/01/35 (12/07/09) (a)(b)	11,000,000	11,000,000
IL Chicago Single Family Mortgage
	Series 2007, AMT,
	SPA: Wachovia Bank N.A.
	0.330% 12/01/38 (12/07/09) (a)(b)	3,575,000	3,575,000
	Series 2008, AMT,
	SPA: Bank of New York
	0.330% 06/01/43 (12/07/09) (a)(b)(e)	3,585,000	3,585,000
IL Chicago Solid Waste Disposal Facility
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: Bank One N.A.
	1.300% 12/01/15 (12/07/09) (a)(b)	800,000	800,000
IL Des Plaines Industrial Development
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	2.300% 10/01/18 (12/07/09) (a)(b)	1,375,000	1,375,000
IL Development Finance Authority Industrial Development
	Campagna-Turano Bakery,
	Series 2000, AMT,
	LOC: Bank One N.A.
	1.400% 08/01/25 (12/07/09) (a)(b)	2,760,000	2,760,000
	Clingan Steel, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	1.400% 12/01/23 (12/07/09) (a)(b)	1,835,000	1,835,000
	Engineered Polymer,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.
	0.440% 08/01/15 (12/07/09) (a)(b)	7,800,000	7,800,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: National City Bank
	0.390% 12/01/27 (12/07/09) (a)(b)	3,865,000	3,865,000
	Knead Dough Baking Co.,
	Series 2000, AMT,
	LOC: Bank One N.A.
	1.400% 09/01/25 (12/07/09) (a)(b)	430,000	430,000
	Rainbow Graphics, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.400% 08/01/23 (12/07/09) (a)(b)	1,820,000	1,820,000
	Tajon Warehousing Corp.,
	Series 1990 A, AMT,
	LOC: Bank One Kentucky N.A.
	0.490% 01/01/10 (12/07/09) (a)(b)	3,100,000	3,100,000
IL Development Finance Authority
	Affordable Housing,
	Lake Towers Associates II LP,
	Series 1997, AMT,
	LIQ FAC: FHLMC
	0.410% 10/01/23 (12/07/09) (a)(b)	8,565,000	8,565,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	1.300% 12/01/23 (12/07/09) (a)(b)	4,275,000	4,275,000
	Jewish Council Youth Service,
	Series 2003,
	LOC: Harris Trust & Savings Bank
	0.270% 09/01/28 (12/07/09) (a)(b)	945,000	945,000
IL Educational Facilities Authority
	University of Chicago,
	Series 2001 B-2,
	0.520% 07/01/36 (08/26/10) (b)(c)	12,500,000	12,500,000
IL Finance Authority Industrial Development
	Barton Manufacturing, Inc.,
	Series 2005, AMT,
	LOC: National City Bank
	0.490% 11/01/18 (12/07/09) (a)(b)	2,200,000	2,200,000
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	1.400% 12/01/18 (12/07/09) (a)(b)	1,800,000	1,800,000
IL Finance Authority
	Children’s Memorial Hospital,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	0.270% 08/15/25 (12/07/09) (a)(b)	13,200,000	13,200,000
	Multi-Family Housing,
	Waterton Vistas II LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.310% 10/15/34 (12/07/09) (a)(b)	8,500,000	8,500,000
	Villagebrook LP,
	Series 2005, AMT,
	LIQ FAC: FHLMC
	0.360% 05/01/35 (12/07/09) (a)(b)	5,605,000	5,605,000
IL Housing Development Authority
	Multi-Family Housing:
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: FHLB
	0.340% 01/01/34 (12/07/09) (a)(b)	3,105,000	3,105,000
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: Harris N.A.
	0.410% 09/01/35 (12/07/09) (a)(b)	3,645,000	3,645,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	0.410% 10/01/35 (12/07/09) (a)(b)	3,635,000	3,635,000
IL Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT:
	GTY AGMT: FHLMC
	0.570% 01/01/44 (12/07/09) (a)(b)	4,320,000	4,320,000
	LIQ FAC: FHLMC
	0.570% 01/01/44 (12/07/09) (a)(b)	3,920,000	3,920,000
IL Skokie Industrial Development
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.490% 12/01/33 (12/07/09) (a)(b)	2,400,000	2,400,000
IL Upper River Valley Development Authority
	Advanced Drainage Systems,
	Series 2002, AMT,
	LOC: National City Bank
	0.390% 07/01/14 (12/07/09) (a)(b)	3,325,000	3,325,000
IL Village of Lemont
	Citgo Petroleum Corp.,
	Series 2002, AMT,
	LOC: Sumitomo Mitsui Banking
	0.240% 05/01/32 (12/01/09) (a)(b)	7,650,000	7,650,000
IL Will County Exempt Facilities Revenue
	BP Amoco PLC:
	Series 2001, AMT,
	0.240% 07/01/31 (12/01/09) (b)(c)	4,300,000	4,300,000
	Series 2002, AMT,
	GTY AGMT: BP PLC
	0.240% 07/01/32 (12/01/09) (a)(b)	2,290,000	2,290,000
	Exxon Mobil Corp.,
	Series 2001, AMT,
	0.210% 06/01/26 (12/01/09) (b)(c)	10,000,000	10,000,000
	ILLINOIS TOTAL		276,928,000

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — 4.2%
IN Allen County Multi-Family Housing Redevelopment
	Woodland Crest Hill,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.400% 08/01/17 (12/07/09) (a)(b)	2,100,000	2,100,000
IN Bond Bank
	Series 2009 A,
	SPA: JPMorgan Chase & Co.
	2.000% 01/06/10	16,000,000	16,022,656
	Series 2009,
	2.000% 01/05/10	20,000,000	20,017,059
IN DeKalb County
	Series 2003, AMT,
	LOC: National City Bank of Indiana
	0.390% 10/01/13 (12/07/09) (a)(b)	2,695,000	2,695,000
IN Elkhart Economic Development
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	2.040% 04/01/28 (12/07/09) (a)(b)	695,000	695,000
	Series 2006, AMT,
	LOC: National City Bank of Indiana
	0.390% 07/01/26 (12/07/09) (a)(b)	3,280,000	3,280,000
	Vahala Foam Enterprises,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.400% 09/01/17 (12/07/09) (a)(b)	1,000,000	1,000,000
IN Finance Authority
	Columbus Regional Hospital,
	Series 2009 B,
	LOC: National City Bank
	0.240% 08/01/21 (12/07/09) (a)(b)	7,000,000	7,000,000
	Floyd Memorial Hospital & Health,
	Series 2008,
	LOC: Branch Banking & Trust
	0.230% 03/01/36 (12/01/09) (a)(b)	10,620,000	10,620,000
	Parkview Health System,
	Series 2009 B,
	LOC: National City Bank
	0.200% 11/01/39 (12/07/09) (a)(b)	8,250,000	8,250,000
	Series 2009 E4,
	0.390% 11/15/36 (05/17/10) (b)(c)	1,850,000	1,850,000
	Sisters of St. Francis Health,
	Series 2008 H,
	LOC: JPMorgan Chase Bank
	0.230% 09/01/48 (12/07/09) (a)(b)	17,100,000	17,100,000
IN Garrett Economic Development
	Series 2005, AMT,
	LOC: National City Bank
	0.390% 01/01/21 (12/07/09) (a)(b)	4,645,000	4,645,000

15

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Gibson County Pollution Control
	Toyota Motor Manufacturing:
	Series 1997, AMT,
	0.300% 10/01/27 (12/07/09) (b)(c)	10,000,000	10,000,000
	Series 1998, AMT,
	0.300% 01/01/28 (12/07/09) (b)(c)	10,000,000	10,000,000
	Series 1999, AMT,
	0.300% 01/01/29 (12/07/09) (b)(c)	10,000,000	10,000,000
	Series 2000 A, AMT,
	0.300% 01/01/30 (12/07/09) (b)(c)	10,000,000	10,000,000
	Series 2001 B, AMT:
	0.300% 09/01/31 (12/07/09) (b)(c)	10,000,000	10,000,000
	GTY AGMT: Toyota Motor Credit Corp.
	0.300% 02/01/31 (12/07/09) (a)(b)	10,000,000	10,000,000
IN Housing & Community Development Authority
	Series 2008, AMT,
	SPA: Royal Bank of Canada
	0.290% 07/01/39 (12/07/09) (a)(b)	21,250,000	21,250,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2009 A,
	0.780% 01/15/10	10,125,000	10,125,000
IN Jeffersonville Economic Development
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	0.390% 04/01/23 (12/07/09) (a)(b)	4,040,000	4,040,000
IN Reset Optional Certificates Trust II-R
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 10/26/17 (12/07/09) (a)(b)	130,845,000	130,845,000
IN Rockport Pollution Control
	AK Steel Corp.,
	Series 1997 A, AMT,
	LOC: PNC Bank N.A.
	0.330% 12/01/27 (12/07/09) (a)(b)	10,000,000	10,000,000
IN Rockport
	AK Steel Corp.,
	Series 1998 A, AMT,
	LOC: PNC Bank N.A.
	0.330% 12/01/28 (12/07/09) (a)(b)	10,000,000	10,000,000
	Series 1999 A, AMT,
	LOC: PNC Bank N.A.
	0.330% 06/01/29 (12/07/09) (a)(b)	10,000,000	10,000,000
IN St Joseph County Hospital Authority
	Memorial Health Systems,
	Series 2008 A,
	LOC: JPMorgan Chase Bank
	0.220% 08/15/33 (12/07/09) (a)(b)	19,280,000	19,280,000

16

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN St. Joseph County Economic Development
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	2.040% 06/01/27 (12/07/09) (a)(b)	2,365,000	2,365,000
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: National City Bank
	0.290% 08/01/20 (12/07/09) (a)(b)	13,255,000	13,255,000
IN Whiting Environmental Facilities
	BP Amoco PLC,
	Series 2000, AMT,
	0.240% 07/01/31 (12/01/09) (b)(c)	10,000,000	10,000,000
INDIANA TOTAL			396,434,715
IOWA — 1.5%
IA Clinton Industrial Development
	Series 2004, AMT,
	LOC: Northern Trust Co.
	0.600% 12/01/22 (12/07/09) (a)(b)	3,700,000	3,700,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	0.600% 09/01/11 (12/07/09) (a)(b)	900,000	900,000
IA Finance Authority Industrial Development
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	0.310% 11/01/17 (12/07/09) (a)(b)	4,770,000	4,770,000
IA Finance Authority
	Central College of Iowa,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.230% 10/01/38 (12/01/09) (a)(b)	9,400,000	9,400,000
	Drake University,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.230% 04/01/31 (12/01/09) (a)(b)	22,600,000	22,600,000
	Iowa Health System,
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.190% 02/15/35 (12/01/09) (a)(b)	23,560,000	23,560,000
	Series 2009 A,
	2.500% 06/23/10	18,000,000	18,195,031
	Single Family Mortgage:
	Series 2005 E, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 01/01/36 (12/07/09) (a)(b)	4,500,000	4,500,000
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 01/01/36 (12/07/09) (a)(b)	12,000,000	12,000,000
	Series 2007 N, AMT,
	SPA: FHLB
	0.300% 01/01/39 (12/07/09) (a)(b)	7,300,000	7,300,000
	Series 2008 F, AMT,
	SPA: FHLB
	0.300% 01/01/39 (12/07/09) (a)(b)	6,000,000	6,000,000
	Series 2008, AMT,
	SPA: FHLB

17

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
	0.300% 01/01/39 (12/07/09) (a)(b)	28,070,000	28,070,000
IA West Burlington Industrial Development
	Borhi Oil Hydraulic,
	Series 2001 B, AMT,
	LOC: Bank One N.A.
	2.900% 01/01/11 (12/07/09) (a)(b)	300,000	300,000
IOWA TOTAL			141,295,031
KANSAS — 1.3%
KS Department of Transportation
	Series 2002 B-2,
	SPA: Barclays Bank PLC:
	0.230% 09/01/19 (12/07/09) (a)(b)	10,000,000	10,000,000
	1.000% 09/01/19 (12/07/09) (a)(b)	5,000,000	5,000,000
	Series 2002 B-3,
	SPA: Barclays Bank PLC
	0.240% 09/01/19 (12/07/09) (a)(b)	20,005,000	20,005,000
	Series 2008 A5,
	SPA: Wachovia Bank N.A.
	0.180% 09/01/15 (12/03/09) (a)(b)	19,000,000	19,000,000
KS Development Finance Authority
	Boulevard Apartments, LLC,
	Series 2008 B, AMT,
	LOC: Wells Fargo Bank N.A.
	0.330% 03/01/43 (12/07/09) (a)(b)	25,000,000	25,000,000
	Exempt Facilities,
	Seaboard Farms, Inc.,
	Series 1995, AMT,
	LOC: Bank of New York
	0.400% 12/01/25 (12/07/09) (a)(b)	9,200,000	9,200,000
KS Munimae Trust
	Series 2001-5, AMT,
	LIQ FAC: FHLMC
	4.000% 01/14/26 (01/07/10) (a)(b)	1,210,000	1,210,000
	Series 2001-6, AMT,
	LIQ FAC: FHLMC
	4.000% 07/14/26 (01/07/10) (a)(b)	1,930,000	1,930,000
KS Wichita Airport Authority
	Berkshire Hathaway, Inc.,
	Series 2003 A, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	0.340% 11/01/31 (12/07/09) (a)(b)	2,860,000	2,860,000
KS Wichita
	Series 2009 B1,
	LOC: JPMorgan Chase & Co.
	0.190% 11/15/39 (12/01/09) (a)(b)	30,700,000	30,700,000
KANSAS TOTAL			124,905,000

18

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — 1.0%
KY Campbellsville-Taylor County Industrial Development
	Airguard Industrial, Inc.,
	Series 2001, AMT,
	LOC: Northern Trust Co.
	0.600% 05/01/31 (12/07/09) (a)(b)	7,410,000	7,410,000
KY Christian County Industrial Building
	Audubon Area Community Services,
	Series 2004,
	LOC: Branch Banking & Trust
	0.280% 01/01/29 (12/07/09) (a)(b)	3,200,000	3,200,000
KY Daviess County Industrial Building Revenue
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	0.390% 05/01/18 (12/07/09) (a)(b)	2,885,000	2,885,000
KY Economic Development Finance Authority
	Series 2009 B-1,
	LOC: JPMorgan Chase Bank
	0.220% 08/15/38 (12/01/09) (a)(b)	7,400,000	7,400,000
KY Hopkinsville Industrial Building
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.480% 06/01/26 (12/07/09) (a)(b)	3,230,000	3,230,000
KY Housing Corp.
	Highlands Court Apartments,
	Series 2007, AMT,
	LOC: National City Bank
	0.330% 12/15/37 (12/07/09) (a)(b)	4,000,000	4,000,000
	Series 2005 B, AMT,
	SPA: BNP Paribas
	0.360% 07/01/32 (12/07/09) (a)(b)	11,685,000	11,685,000
	Series 2005 L, AMT,
	SPA: BNP Paribas
	0.360% 07/01/36 (12/07/09) (a)(b)	12,900,000	12,900,000
	Series 2006 C, AMT,
	SPA: BNP Paribas
	0.360% 07/01/36 (12/07/09) (a)(b)	15,425,000	15,425,000
	Series 2006 I, AMT,
	SPA: BNP Paribas
	0.360% 01/01/32 (12/07/09) (a)(b)	20,755,000	20,755,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 04/03/36 (12/07/09) (a)(b)	5,460,000	5,460,000
KENTUCKY TOTAL			94,350,000
LOUISIANA — 1.7%
LA Calcasieu Parish Industrial Development Board
	CITGO Petroleum Corp.,
	Series 1995, AMT,
	LOC: Sumitomo Mitsui Banking
	0.230% 03/01/25 (12/01/09) (a)(b)	40,700,000	40,700,000
LA Parish of St James
	0.450% 01/15/10	20,000,000	20,000,000

19

		Par ($)	Value ($)
Municipal Bonds — (continued)
LOUISIANA — (continued)
LA Public Facilities Authority
	Southern Ionics, Inc.,
	Series 2008,
	LOC: Wachovia Bank N.A.
	0.240% 04/01/18 (12/07/09) (a)(b)	10,000,000	10,000,000
LA RBC Municipal Products, Inc. Trust
	Series 2008 L-17, AMT,
	LOC: Royal Bank of Canada
	0.360% 12/01/36 (12/07/09) (a)(b)	54,495,000	54,495,000
	Series 2008 L14, AMT,
	LOC: Royal Bank of Canada
	0.360% 09/01/28 (12/07/09) (a)(b)	33,345,000	33,345,000
	Series 2008 L18, AMT,
	LOC: Royal Bank of Canada
	0.360% 03/01/28 (12/07/09) (a)(b)	5,095,000	5,095,000
LOUISIANA TOTAL			163,635,000
MAINE — 1.1%
ME Housing Authority
	Mortgage Revenue:
	Series 2004 B-3, AMT,
	SPA: State Street Bank & Trust Co.
	0.250% 11/15/27 (12/07/09) (a)(b)	11,000,000	11,000,000
	Series 2007 E-2, AMT,
	SPA: State Street Bank & Trust Co.
	0.350% 11/15/41 (12/07/09) (a)(b)	8,000,000	8,000,000
	Series 2008 E-2, AMT,
	SPA: Dexia Credit Local
	0.400% 11/15/30 (12/07/09) (a)(b)	25,415,000	25,415,000
	Series 2008 E-3, AMT,
	SPA: Dexia Credit Local
	0.400% 11/15/37 (12/07/09) (a)(b)	20,800,000	20,800,000
	Series 2008, AMT,
	2.000% 11/15/34 (12/07/09) (b)(c)	34,000,000	34,000,000
MAINE TOTAL			99,215,000
MARYLAND — 1.0%
MD Administration Department of Housing & Community Development
	Series 2004 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.280% 09/01/35 (12/07/09) (a)(b)	20,000,000	20,000,000
	Series 2004 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.300% 09/01/35 (12/07/09) (a)(b)	12,150,000	12,150,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.350% 01/01/15 (12/07/09) (a)(b)	7,520,000	7,520,000
MD Carroll County Commissioners Economic Development
	Shelter System Limited Facility,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 07/01/24 (12/07/09) (a)(b)	4,650,000	4,650,000
MD Montgomery County Housing Opportunities Commission
	Series 2006, AMT,
	LIQ FAC: FHLMC
	0.550% 02/01/40 (12/07/09) (a)(b)	49,985,000	49,985,000
MARYLAND TOTAL			94,305,000

20

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — 3.4%
MA Bay Transportation Authority
	Series 2000,
	SPA: Dexia Credit Local
	0.280% 03/01/30 (12/02/09) (a)(b)	3,420,000	3,420,000
MA Development Finance Agency
	Boston University,
	Series 2008-U6C,
	LOC: Allied Irish Bank PLC
	0.210% 10/01/42 (12/01/09) (a)(b)	21,245,000	21,245,000
	Series 2004, AMT,
	LIQ FAC: FHLMC
	0.540% 01/01/36 (12/07/09) (a)(b)	34,830,000	34,830,000
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series 1997 P2,
	SPA: JPMorgan Chase Bank
	0.190% 07/01/27 (12/07/09) (a)(b)	42,200,000	42,200,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.540% 11/01/37 (12/07/09) (a)(b)	26,555,000	26,555,000
MA State
	Series 2006 A,
	SPA: Dexia Credit Local
	0.250% 03/01/26 (12/01/09) (a)(b)	22,070,000	22,070,000
	Series 2009 B,
	2.500% 05/27/10	139,375,000	140,799,830
MA Water Resources Authority
	Series 2008 F,
	SPA: Bank of Nova Scotia
	0.210% 08/01/29 (12/03/09) (a)(b)	28,365,000	28,365,000
MASSACHUSETTS TOTAL			319,484,830
MICHIGAN — 4.5%
MI Eastern Michigan University
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.240% 03/01/49 (12/01/09) (a)(b)	15,000,000	15,000,000
MI Grand Valley State University
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.200% 12/01/31 (12/07/09) (a)(b)	7,000,000	7,000,000
MI Hospital Finance Authority
	Henry Ford Health System,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.220% 11/15/42 (12/07/09) (a)(b)	18,700,000	18,700,000
	Via Christi Health System,
	Series 2008 B6,

21

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	0.210% 11/15/26 (12/02/09) (b)(c)	27,500,000	27,500,000
MI Housing Development Authority
	Series 2007 C, AMT,
	SPA: Bank of Nova Scotia
	0.330% 10/01/42 (12/07/09) (a)(b)	53,465,000	53,465,000
	Series 2007 F, AMT,
	SPA: Bank of Nova Scotia
	0.380% 12/01/38 (12/07/09) (a)(b)	45,000,000	45,000,000
	Series 2009 C, AMT,
	3.050% 06/01/10	1,870,000	1,870,000
MI Municipal Bond Authority
	Series 2009 C2,
	LOC: JPMorgan Chase Bank
	2.500% 08/20/10	15,000,000	15,176,150
	Series 2009 C3,
	LOC: Scotiabank
	2.500% 08/20/10	8,415,000	8,513,820
MI Oakland County Economic Development Corp.
	Glass & Mirror Craft Industries,
	Series 2000, AMT,
	LOC: National City Bank
	0.390% 08/01/30 (12/07/09) (a)(b)	2,800,000	2,800,000
MI RBC Municipal Products, Inc. Trust
	Series 2008 L23, AMT,
	LOC: Royal Bank of Canada
	0.360% 03/01/28 (12/07/09) (a)(b)	59,995,000	59,995,000
	Series 2008 L30, AMT,
	LOC: Royal Bank of Canada
	0.360% 09/01/32 (12/07/09) (a)(b)	96,090,000	96,090,000
	Series 2008 L32, AMT,
	LOC: Royal Bank of Canada
	0.360% 09/01/32 (12/07/09) (a)(b)	57,895,000	57,895,000
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.400% 02/01/16 (12/07/09) (a)(b)	1,200,000	1,200,000
MI Strategic Fund Ltd.
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 12/01/27 (12/07/09) (a)(b)	5,290,000	5,290,000
	Landpro Co. LLC,
	Series 2005, AMT,
	LOC: National City Bank of the Midwest
	0.490% 06/01/35 (12/07/09) (a)(b)	2,020,000	2,020,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	1.400% 02/01/20 (12/07/09) (a)(b)	1,700,000	1,700,000
	Ultraform Industries, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 12/01/27 (12/07/09) (a)(b)	3,525,000	3,525,000
MICHIGAN TOTAL			422,739,970

22

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — 0.9%
MN Eden Prairie Industrial Development
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.660% 11/01/20 (12/07/09) (a)(b)	1,855,000	1,855,000
MN Housing Finance Agency
	Series 2009, AMT,
	SPA: FHLB
	0.300% 07/01/36 (12/07/09) (a)(b)	8,000,000	8,000,000
MN Minneapolis
	Minnehaha Academy,
	Series 2001,
	LOC: U.S. Bank N.A.
	0.220% 05/01/26 (12/01/09) (a)(b)	6,283,000	6,283,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	LIQ FAC: FHLMC
	0.550% 01/01/51 (12/07/09) (a)(b)(d)	11,995,000	11,995,000
	Series 2007,
	LIQ FAC: FHLMC
	0.400% 05/01/31 (12/07/09) (a)(b)	935,000	935,000
MN Robbinsdale
	North Memorial Health Care,
	Series 2008 A-2,
	LOC: Well Fargo Bank N.A.
	0.220% 05/01/33 (12/01/09) (a)(b)	24,000,000	24,000,000
MN School District Capital Equipment Borrowing Program
	Series 2009,
	2.000% 09/10/10	9,500,000	9,608,320
MN St. Paul Housing & Redevelopment Authority
	Series 2009 C,
	LOC: Wells Fargo Bank N.A.
	0.180% 11/15/35 (12/03/09) (a)(b)	15,000,000	15,000,000
MN St. Paul Port Authority Industrial Development
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 12/01/12 (12/07/09) (a)(b)	1,900,000	1,900,000
MN State
	Series 2009,
	2.000% 08/01/10	4,745,000	4,794,038
MN University of Minnesota
	Series 2001 C,
	SPA: JPMorgan Chase Bank
	0.270% 12/01/36 (12/07/09) (a)(b)	3,815,000	3,815,000
MINNESOTA TOTAL			88,185,358

23

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSISSIPPI — 0.2%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/15 (12/07/09) (a)(b)	775,000	775,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/25 (12/07/09) (a)(b)	2,160,000	2,160,000
MS State
	Series 2009 C,
	1.250% 11/17/10	13,252,000	13,366,242
MISSISSIPPI TOTAL			16,301,242
MISSOURI — 1.5%
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2008 A,
	SPA: JPMorgan Chase Bank
	0.190% 12/01/37 (12/01/09) (a)(b)	57,735,000	57,735,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C2,
	0.730% 11/15/39 (03/03/10) (b)(c)	14,000,000	14,000,000
	Series 2009 C5,
	0.390% 11/15/26 (05/17/10) (b)(c)	8,600,000	8,600,000
	SSM Healthcare Corp.,
	Series 2005 B,
	0.620% 06/01/35 (12/07/09) (b)(c)	7,950,000	7,950,000
MO St. Louis Industrial Development Authority
	General Grant Equities LLC,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.330% 03/01/38 (12/07/09) (a)(b)	18,815,000	18,815,000
MO University of Missouri Curators
	Series 2009,
	2.000% 06/30/10	25,000,000	25,230,274
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006, AMT,
	LOC: U.S. Bank N.A.
	0.330% 05/01/28 (12/07/09) (a)(b)	6,600,000	6,600,000
MISSOURI TOTAL			138,930,274

24

		Par ($)	Value ($)
Municipal Bonds — (continued)
MONTANA — 0.2%
MT Anaconda-Deer Lodge County
	Atlantic Richfield Co.,
	Series 2002 RF, AMT,
	0.240% 10/01/37 (12/01/09) (b)(c)	15,000,000	15,000,000
MT Board of Housing
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 10/01/33 (12/07/09) (a)(b)	5,045,000	5,045,000
MONTANA TOTAL			20,045,000
NEBRASKA — 1.3%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.250% 08/01/39 (12/07/09) (a)(b)	35,000,000	35,000,000
NE Investment Finance Authority
	Series 2008 D, AMT,
	SPA: FHLB
	0.400% 09/01/38 (12/07/09) (a)(b)	12,500,000	12,500,000
NE Lancaster County Industrial Development
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 11/01/20 (12/07/09) (a)(b)	3,600,000	3,600,000
NE Lincoln County
	Series 2009,
	0.350% 02/12/10	14,500,000	14,500,000
NE Omaha Public Power District
	0.380% 03/11/10	14,750,000	14,750,000
	Series 2009,
	0.350% 12/08/09	15,000,000	15,000,000
NE Public Power District
	Series 2009,
	0.350% 02/12/10	29,000,000	29,000,000
NEBRASKA TOTAL			124,350,000
NEVADA — 0.7%
NV Clark County Airport
	Series 2009 A,
	2.500% 07/15/10	25,000,000	25,253,728
NV Clark County Highway Motor Vehicle Authority
	0.330% 01/06/10	7,500,000	7,500,000
NV Director of the State Department of Business & Industry
	Barrick Gold Corp.,
	Series 1999, AMT,
	LOC: Royal Bank of Canada
	0.300% 06/01/29 (12/07/09) (a)(b)	23,800,000	23,800,000

25

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
NV Reno
	Series 2008,
	LOC: Bank of New York
	0.230% 06/01/42 (12/01/09) (a)(b)	12,000,000	12,000,000
NEVADA TOTAL			68,553,728
NEW JERSEY — 1.1%
NJ Turnpike Authority
	Series 2009,
	2.250% 12/31/09	100,000,000	100,060,716
NEW JERSEY TOTAL			100,060,716
NEW MEXICO — 1.2%
NM Educational Assistance Foundation
	Series 2008 A-3, AMT,
	LOC: Lloyds TSB Bank PLC
	0.320% 04/01/36 (12/07/09) (a)(b)	37,000,000	37,000,000
	Series 2009 A, AMT,
	LOC: Royal Bank of Canada
	0.320% 11/01/28 (12/07/09) (a)(b)	5,000,000	5,000,000
NM Mortgage Finance Authority
	Series 2009, AMT,
	1.030% 09/01/39 (01/12/10) (b)(c)	40,000,000	40,000,000
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.270% 11/01/39 (12/07/09) (a)(b)	35,000,000	35,000,000
NEW MEXICO TOTAL			117,000,000
NEW YORK — 6.7%
NY Allegany County Industrial Development Agency
	Atlantic Richfield Co.,
	Series 2002, AMT,
	GTY AGMT: BP PLC
	0.210% 10/01/37 (12/01/09) (a)(b)	4,000,000	4,000,000
NY Buffalo Municipal Water Finance Authority
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.210% 07/01/35 (12/02/09) (a)(b)	16,400,000	16,400,000
NY Dutchess County Industrial Development Agency
	Marist College,
	Series 1999 A,
	LOC: JPMorgan Chase Bank
	0.250% 07/01/28 (12/03/09) (a)	700,000	700,000
NY Eagle Tax-Exempt Trust
	Series 2009 40F-A, AMT,
	LIQ FAC: Citibank N.A.
	0.270% 07/15/16 (12/07/09) (a)(b)(e)	28,215,000	28,215,000
NY Energy Research & Development Authority
	NY Electric & Gas,
	Series 1994 C,
	LOC: Wells Fargo Bank N.A.

26

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.180% 06/01/29 (12/02/09) (a)(b)	28,700,000	28,700,000
NY Housing Finance Agency
	Series 2009 B,
	LOC: Wachovia Bank N.A.
	0.230% 05/01/42 (12/02/09) (a)(b)	20,500,000	20,500,000
NY Islip Industrial Development Agency
	Series 2008 23G, AMT,
	GTY AGMT: Goldman Sachs
	0.230% 12/01/29 (12/07/09) (a)(b)	15,995,000	15,995,000
NY Metropolitan Transportation Authority
	Series 2008 B-1,
	LOC: Scotiabank
	0.230% 11/01/34 (12/03/09) (a)	2,620,000	2,620,000
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.240% 04/01/38 (12/07/09) (a)(b)	4,300,000	4,300,000
NY Mortgage Agency
	Series 2005, AMT,
	SPA: Dexia Credit Local
	0.400% 04/01/35 (12/07/09) (a)(b)	40,000,000	40,000,000
	Series 2006, AMT,
	SPA: Dexia Credit Local
	0.270% 04/01/37 (12/01/09) (a)(b)	18,000,000	18,000,000
	Series 2007, AMT,
	SPA: Dexia Credit Local
	0.280% 10/01/37 (12/01/09) (a)(b)	60,000,000	60,000,000
	Series 2008-157,
	SPA: Dexia Credit Local
	0.310% 04/01/47 (12/02/09) (a)	3,000,000	3,000,000
NY New York City Municipal Water Finance Authority
	Series 2005 AA-1,
	0.220% 06/15/32 (12/01/09) (b)(c)	28,290,000	28,290,000
	Series 2005 AA-3,
	SPA: Dexia Credit Local
	0.310% 06/15/32 (12/03/09) (a)	7,500,000	7,500,000
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 06/15/10 (12/03/09) (a)(b)	2,850,000	2,850,000
NY New York City Transitional Finance Authority
	Series 2002 3B,
	SPA: Wachovia Bank N.A.
	0.210% 11/01/22 (12/01/09) (a)	2,000,000	2,000,000
	Series 2002 3G,
	SPA: Bank of New York
	0.220% 11/01/22 (12/07/09) (a)(b)	15,900,000	15,900,000
NY New York City
	Series 1995 F-3,
	LOC: Morgan Guaranty Trust
	0.270% 02/15/13 (12/02/09) (a)	18,475,000	18,475,000
	Series 2007 D4,

27

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	SPA: Calyon Bank
	0.220% 12/01/32 (12/07/09) (a)(b)	50,000,000	50,000,000
	Series 2008 B3,
	LOC: TD Bank N.A.
	0.210% 09/01/27 (12/02/09) (a)(b)	45,760,000	45,760,000
	Series 2008 J3,
	LOC: Allied Irish Bank PLC
	0.210% 08/01/23 (12/01/09) (a)(b)	41,840,000	41,840,000
NY Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: FHLMC
	0.540% 09/01/52 (12/07/09) (a)(b)	25,690,000	25,690,000
NY Suffolk County
	Series 2009,
	1.500% 09/09/10	40,000,000	40,337,684
NY Trust for Cultural Resources
	NY Botanical Garden,
	Series 2009 A,
	LOC: JPMorgan Chase Bank
	0.220% 07/01/32 (12/03/09) (a)(b)	46,490,000	46,490,000
NY Urban Development Corp.
	Series 2004 A3D,
	SPA: Dexia Credit Local
	0.280% 03/15/33 (12/07/09) (a)(b)	23,550,000	23,550,000
NY Westchester County Industrial Development Agency
	Series 2007, AMT,
	GTY AGMT: Goldman Sachs
	0.230% 11/01/44 (12/07/09) (a)(b)	35,176,437	35,176,437
NEW YORK TOTAL			626,289,121
NORTH CAROLINA — 1.9%
NC Agriculture Finance Authority Development
	McGill Environmental Systems,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.380% 12/01/15 (12/07/09) (a)(b)	2,100,000	2,100,000
NC Burke Industrial Facility Pollution Control
	Cox Manufacturing Co.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	0.380% 06/01/24 (12/07/09) (a)(b)	1,385,000	1,385,000
NC Capital Facilities Finance Agency
	Campbell University,
	Series 2009,
	LOC: Branch Banking & Trust
	0.280% 10/01/34 (12/07/09) (a)(b)	5,925,000	5,925,000

28

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Catawba County Industrial Facilities & Pollution Control
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	0.380% 12/01/21 (12/07/09) (a)(b)	2,595,000	2,595,000
NC Davidson County Industrial Pollution Control
	Childress Winery LLC,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.380% 04/01/26 (12/07/09) (a)(b)	4,250,000	4,250,000
NC Durham County
	Multi-Family Housing,
	Series 2005, AMT,
	GTY AGMT: FHLMC
	0.550% 11/01/24 (12/07/09) (a)(b)	18,045,000	18,045,000
NC Education Assistance Authority
	Series 2008 A2, AMT,
	LOC: Royal Bank of Canada
	0.310% 09/01/35 (12/07/09) (a)(b)	49,000,000	49,000,000
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.350% 09/01/35 (12/07/09) (a)(b)	16,400,000	16,400,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
	Edwards Brothers, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 09/01/19 (12/07/09) (a)(b)	10,000,000	10,000,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	0.380% 11/01/17 (12/07/09) (a)(b)	1,700,000	1,700,000
NC Medical Care Commission
	Lutheran Retirement Ministry,
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 01/01/37 (12/07/09) (a)(b)	5,000,000	5,000,000
NC Port Authority Exempt Facilities
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	0.380% 09/01/22 (12/07/09) (a)(b)	1,875,000	1,875,000
NC Raleigh Durham Airport Authority
	Series 2007, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.440% 05/01/15 (12/07/09) (a)(b)	14,525,000	14,525,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,
	Series 2008, AMT,
	LOC: Wachovia Bank N.A.
	0.440% 01/01/28 (12/07/09) (a)(b)	7,460,000	7,460,000
	PHC LLC,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/14 (12/07/09) (a)(b)	2,380,000	2,380,000

29

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC State
	Series 2002 B,
	LOC: Wachovia Bank N.A.
	0.190% 06/01/19 (12/07/09) (a)(b)	26,520,000	26,520,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
	Revel, Inc. Project,
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.480% 03/01/26 (12/07/09) (a)(b)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries Project,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.380% 03/01/27 (12/07/09) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			176,160,000
OHIO — 1.6%
OH Cambridge Hospital Facilities
	Southeastern Regional Medical Center,
	Series 2001,
	LOC: National City Bank
	0.240% 12/01/21 (12/07/09) (a)(b)	12,975,000	12,975,000
OH Cleveland
	Series 2009, AMT,
	LOC: U.S. Bank NA
	0.270% 01/01/27 (12/07/09) (a)(b)	3,100,000	3,100,000
OH Columbus Ohio Regional Airport Authority
	0.250% 12/10/09	4,000,000	4,000,000
OH Cuyahoga County Multi-Family Housing
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 11/01/11 (12/07/09) (a)(b)	5,575,000	5,575,000
OH Franklin County
	Presbyterian Retirement System:
	Series 2002 B,
	LOC: National City Bank
	0.240% 07/01/33 (12/07/09) (a)(b)	15,000,000	15,000,000
	Series 2005 B,
	LOC: National City Bank
	0.240% 07/01/35 (12/07/09) (a)(b)	14,385,000	14,385,000
	Series 2006 C,
	LOC: National City Bank
	0.240% 07/01/20 (12/07/09) (a)(b)	8,525,000	8,525,000
OH Hancock County Multi-Family Housing
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB
	0.400% 01/01/31 (12/07/09) (a)(b)	715,000	715,000

30

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Housing Finance Agency Residential
	Series 2008 E, AMT,
	SPA: FHLB
	0.320% 03/01/39 (12/07/09) (a)(b)	19,500,000	19,500,000
OH Lorain County Industrial Development
	Danco Metal Products, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 11/01/27 (12/07/09) (a)(b)	3,445,000	3,445,000
OH Lucas County
	American Capital Property,
	Series 1999, AMT,
	LOC: National City Bank
	0.490% 10/01/18 (12/07/09) (a)(b)	2,895,000	2,895,000
OH Muskingum County Hospital Facilities
	Genesis Healthcare System,
	Series 2000,
	LOC: National City Bank
	0.240% 12/01/20 (12/07/09) (a)(b)	11,515,000	11,515,000
OH Ohio State University
	0.350% 03/11/10	28,500,000	28,500,000
OH Portage County Port Authority
	BF Properties LP,
	Series 2008, AMT,
	LOC: National City Bank
	0.390% 02/01/29 (12/07/09) (a)(b)	6,965,000	6,965,000
OH Rickenbacker Port Authority
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 01/01/18 (12/07/09) (a)(b)	4,440,000	4,440,000
OH Solid Waste Revenue
	BP Exploration & Oil, Inc.,
	Series 1998, AMT,
	0.240% 02/01/33 (12/01/09) (b)(c)	5,700,000	5,700,000
OHIO TOTAL			147,235,000
OKLAHOMA — 0.0%
OK Claremore Industrial & Redevelopment Authority
	Whirlwind Steel Buildings,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	1.400% 09/01/16 (12/07/09) (a)(b)	1,020,000	1,020,000
OKLAHOMA TOTAL			1,020,000
OREGON — 0.3%
OR Economic Development
	LD McFarland Cascade Co., Ltd.,
	Series 1996 175, AMT,
	LOC: U.S. Bank N.A.
	0.560% 11/01/16 (12/07/09) (a)(b)	3,490,000	3,490,000
	Oregon Metal Slitters, Inc.,
	Series 1997 181, AMT,
	LOC: U.S. Bank N.A.
	0.400% 04/01/24 (12/07/09) (a)(b)	4,515,000	4,515,000

31

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
OR Housing & Community Services Department
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley
	0.280% 07/01/42 (12/07/09) (a)(b)(e)	7,500,000	7,500,000
OR Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.570% 12/01/53 (12/07/09) (a)(b)	6,880,000	6,880,000
OR Yamhill County Hospital Authority
	Friendsview Manor,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.220% 12/01/34 (12/01/09) (a)(b)	7,000,000	7,000,000
OREGON TOTAL			29,385,000
PENNSYLVANIA — 1.7%
PA Berks County Municipal Authority
	Reading Hospital,
	Series 2009 A5,
	0.540% 05/01/32 (12/07/09) (b)(c)	5,950,000	5,950,000
PA Crawford County Industrial Development Authority
	Acutec Precision Machine, Inc.,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 02/01/16 (12/07/09) (a)(b)	3,095,000	3,095,000
PA Economic Development Financing Authority
	Meadville Medical Center,
	Series 2006,
	LOC: National City Bank
	0.240% 06/01/21 (12/07/09) (a)(b)	8,660,000	8,660,000
	PPL Energy Supply, LLC,
	Series 2009,
	LOC: Wachovia Bank N.A.
	0.900% 12/10/09 (a)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
	St. Joseph’s University,
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	0.270% 07/15/36 (12/07/09) (a)(b)	9,000,000	9,000,000
	Washington Jefferson,
	Series 1999,
	LOC: National City Bank of Pennsylvania
	0.240% 11/01/29 (12/07/09) (a)(b)	9,000,000	9,000,000
PA Housing Finance Agency
	Series 2004, AMT,
	LOC: FHLMC,
	LOC: FNMA
	0.280% 10/01/35 (12/07/09) (a)(b)	4,950,000	4,950,000
	Series 2006 94-B, AMT,
	SPA: Dexia Credit Local
	0.300% 04/01/27 (12/07/09) (a)(b)	10,000,000	10,000,000

32

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	Single Family Mortgage,
	Series 2004 86B,
	LOC: FHLMC,
	LOC: FNMA
	0.280% 04/01/35 (12/07/09) (a)(b)	17,160,000	17,160,000
PA Lackawanna County Industrial Development Authority
	Herff Jones, Inc.,
	Series 2001, AMT,
	LOC: National City Bank
	0.390% 06/01/26 (12/07/09) (a)(b)	4,200,000	4,200,000
PA Lawrence County Industrial Development Authority
	Series 2004, AMT,
	LOC: National City Bank of Pennsylvania
	0.490% 12/01/15 (12/07/09) (a)(b)	2,100,000	2,100,000
PA Lebanon County Health Facilities Authority
	United Church of Christ,
	Series 1999,
	LOC: Wachovia Bank N.A.
	0.240% 04/01/24 (12/07/09) (a)(b)	10,950,000	10,950,000
PA Luzerne County Industrial Development Authority
	Series 2008, AMT,
	GTY AGMT: Goldman Sachs
	0.240% 09/30/42 (12/07/09) (a)(b)	18,495,000	18,495,000
PA Philadelphia Authority for Industrial Development
	Philadelphia Art Museum,
	Series 2008,
	LOC: Wachovia Bank N.A.
	0.190% 07/01/32 (12/01/09) (a)(b)	50,870,000	50,870,000
PA Washington County Industrial Development Authority
	Pennatronics Corp.,
	Series 2001, AMT,
	LOC: National City Bank of Pennsylvania
	0.390% 11/01/20 (12/07/09) (a)(b)	4,810,000	4,810,000
PENNSYLVANIA TOTAL			163,240,000
PUERTO RICO — 0.8%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	GTY AGMT: Citibank N.A.
	0.440% 12/01/09 (12/03/09) (a)	50,465,000	50,465,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2008,
	LOC: Dexia Credit Local
	0.470% 01/01/28 (12/03/09) (a)	1,140,000	1,140,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.750% 08/01/42 (12/03/09) (a)	4,325,000	4,325,000

33

		Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
PR Commonwealth of Puerto Rico
	Series 2007 A9,
	LOC: Wachovia Bank N.A.
	0.180% 07/01/34 (12/07/09) (a)(b)	22,020,000	22,020,000
PUERTO RICO TOTAL			77,950,000
RHODE ISLAND — 0.2%
RI Health & Educational Building Authority
	Bryant University,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.230% 06/01/35 (12/02/09) (a)(b)	12,280,000	12,280,000
RI Housing & Mortgage Finance Corp.
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	0.420% 10/01/36 (12/07/09) (a)(b)(d)	4,920,000	4,920,000
RHODE ISLAND TOTAL			17,200,000
SOUTH CAROLINA — 0.6%
SC Berkeley County Exempt Facility
	BP PLC,
	Series 2003, AMT,
	0.240% 05/01/38 (12/01/09) (b)(c)	10,600,000	10,600,000
SC Berkeley County Pollution Control Facilities Revenue
	Amoco Chemical Co.
	Series 1994,
	0.190% 07/01/12 (12/01/09) (b)(c)	7,400,000	7,400,000
SC Jobs Economic Development Authority
	1350 Shiloh Properties,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 09/01/27 (12/07/09) (a)(b)	6,660,000	6,660,000
	Anmed Health,
	Series 2009-A,
	LOC:Branch Banking & Trust
	0.210% 02/01/35 (12/07/09) (a)(b)	4,300,000	4,300,000
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	0.640% 05/01/14 (12/07/09) (a)(b)	445,000	445,000
	Quoize, Inc.,
	Series 1996, AMT,
	0.380% 05/01/16 (12/07/09) (b)(c)	2,875,000	2,875,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	0.480% 11/01/22 (12/07/09) (a)(b)	3,065,000	3,065,000
	Series 1999,
	LOC: Branch Banking & Trust
	0.280% 11/01/24 (12/07/09) (a)(b)	5,680,000	5,680,000
	South Carolina General Co. Inc.,
	Series 2008,
	LOC: Branch Banking & Trust
	0.350% 12/01/38 (12/07/09) (a)(b)	5,000,000	5,000,000

34

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.570% 03/01/49 (12/07/09) (a)(b)	12,775,000	12,775,000
SOUTH CAROLINA TOTAL			58,800,000
SOUTH DAKOTA — 0.1%
SD Clipper Tax-Exempt Trust
	Series 2009, AMT,
	LIQ FAC: State Street Bank & Trust Co.
	0.400% 05/01/30 (12/03/09) (a)(b)(e)	6,500,000	6,500,000
SOUTH DAKOTA TOTAL			6,500,000
TENNESSEE — 1.2%
TN Blount County Public Building Authority
	Series 2008 E-1-A,
	LOC: Branch Banking & Trust
	0.280% 06/01/37 (12/07/09) (a)(b)	5,500,000	5,500,000
TN Energy Acquisition Corp.
	Series 2007,
	LOC: Branch Banking & Trust
	0.220% 02/01/27 (12/07/09) (a)(b)	25,730,000	25,730,000
TN Metropolitan Governments of Nashville & Davidson Counties
	0.300% 12/09/09	6,800,000	6,800,000
	0.350% 02/03/10	30,000,000	30,000,000
TN School Board
	0.350% 02/17/10	11,165,000	11,165,000
TN Sevier County Public Building Authority
	Series 2008, AMT,
	LOC: Branch Banking & Trust
	0.380% 06/01/28 (12/07/09) (a)(b)	27,805,000	27,805,000
TN Shelby County Health Educational & Housing Facilities Board
	Courtyard Apartments, Inc.,
	Series 1997 A, AMT,
	LOC: National City Bank
	0.330% 07/01/22 (12/07/09) (a)(b)	5,000,000	5,000,000
TENNESSEE TOTAL			112,000,000
TEXAS — 11.6%
TX BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 12/15/22 (12/07/09) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.020% 10/01/17 (12/07/09) (a)(b)	10,560,000	10,560,000
	1.020% 01/01/27 (12/07/09) (a)(b)	9,740,000	9,740,000

35

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Capital Industrial Development Corp. Solid Waste Disposal
	Texas Disposal Systems, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 05/01/16 (12/07/09) (a)(b)	9,430,000	9,430,000
TX Dallas Fort Worth International Airport Facilities Improvement Corp.
	United Parcel Service Inc.,
	Series 2002, AMT,
	0.210% 05/01/32 (12/01/09) (b)(c)	12,165,000	12,165,000
TX Dallas Housing Finance Corp.
	Multi-Family Housing,
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.020% 02/01/19 (12/07/09) (a)(b)	10,950,000	10,950,000
	1.020% 09/01/19 (12/07/09) (a)(b)	14,850,000	14,850,000
TX Department of Housing & Community Affairs
	Lancaster Apartments LP,
	Series 2007, AMT,
	LIQ FAC: FNMA
	0.320% 07/15/40 (12/07/09) (a)(b)	14,150,000	14,150,000
	WOV Apartments LP,
	Series 2008, AMT,
	LIQ FAC: FHLMC
	0.320% 07/01/41 (12/07/09) (a)(b)	13,125,000	13,125,000
TX East Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 11/01/18 (12/07/09) (a)(b)	12,195,000	12,195,000
TX Gulf Coast Industrial Development Authority
	CITGO Petroleum Corp.,
	Series 2001, AMT,
	LOC: Bank of New York
	0.230% 03/01/31 (12/01/09) (a)(b)	2,550,000	2,550,000
	Series 2002,
	LOC: BNP Paribas
	0.230% 02/01/32 (12/01/09) (a)(b)	21,100,000	21,100,000
TX Gulf Coast Waste Disposal Authority
	Amoco Oil Co.,
	Series 1993, AMT,
	0.240% 05/01/23 (12/01/09) (b)(c)	36,000,000	36,000,000
	BP Amoco Chemical Co.,
	Series 2003 B, AMT,
	GTY AGMT: BP PLC
	0.240% 09/01/38 (12/01/09) (a)(b)	14,300,000	14,300,000
	Exxon Mobil Corp.
	Series 2001 A, AMT,
	0.210% 06/01/30 (12/01/09) (b)(c)	19,000,000	19,000,000

36

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Harris County Health Facilities Development Corp.
	Baylor College of Medicine,
	Series 2007 B,
	LOC: JPMorgan Chase Bank
	0.190% 11/15/47 (12/01/09) (a)(b)	89,300,000	89,300,000
	Blood Center Gulf Coast Regional,
	Series 1992,
	LOC: JPMorgan Chase Bank
	0.800% 04/01/17 (12/07/09) (a)(b)	1,950,000	1,950,000
TX Harris County Housing Finance Corp.
	Orion-Timberstone Associates,
	Series 1998, AMT,
	LIQ FAC: FNMA
	0.420% 06/01/30 (12/07/09) (a)(b)	10,920,000	10,920,000
	Series 2007, AMT:
	GTY AGMT: Citigroup Financial Products:
	1.020% 12/01/18 (12/07/09) (a)(b)	7,025,000	7,025,000
	1.020% 02/01/19 (12/07/09) (a)(b)	9,900,000	9,900,000
	1.020% 11/01/34 (12/07/09) (a)(b)	14,850,000	14,850,000
	LIQ FAC: Citigroup Financial Products
	1.020% 11/01/18 (12/07/09) (a)(b)	5,745,000	5,745,000
TX Harris County
	Series 2009 B,
	2.000% 08/15/21 (08/12/10) (b)(c)	15,900,000	16,067,535
	Series 2009:
	0.350% 02/12/10	13,565,000	13,565,000
	1.500% 02/25/10	25,000,000	25,065,701
TX Houston Housing Financial Corp.
	HFI Regency Park Apartments LP,
	Series 2007, AMT,
	LIQ FAC: FNMA
	0.320% 05/15/41 (12/07/09) (a)(b)	14,000,000	14,000,000
	Mayfair Park Apartments LP,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.330% 04/15/37 (12/07/09) (a)(b)	3,500,000	3,500,000
TX Houston
	Series 2009,
	0.400% 12/10/09	5,000,000	5,000,000
TX Kilgore Economic Development Corp.
	Cleveland Steel Container,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 12/01/23 (12/07/09) (a)(b)	5,460,000	5,460,000
TX Lubbock Health Facilities Development Corp.
	St. Joseph’s Health System,
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.270% 07/01/23 (12/01/09) (a)(b)	57,445,000	57,445,000
TX Mansfield Industrial Development Corp.
	Aces - Pier 1 - Imports - Tex, Inc.,
	Series 1986, AMT,
	LOC: JPMorgan Chase Bank
	0.360% 11/01/26 (12/07/09) (a)(b)	5,100,000	5,100,000

37

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX North Texas Tollway Authority
	Series 2009 D,
	LOC: JPMorgan Chase Bank
	0.250% 01/01/49 (12/07/09) (a)(b)	28,000,000	28,000,000
TX Panhandle Regional Housing Finance Agency
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.020% 09/01/17 (12/07/09) (a)(b)	6,200,000	6,200,000
	1.020% 07/01/18 (12/07/09) (a)(b)	5,445,000	5,445,000
TX Port Corpus Christi Industrial Development Corp.
	CITGO Petroleum Corp.:
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	0.240% 08/01/28 (12/01/09) (a)(b)	9,200,000	9,200,000
	Series 2006 C, AMT,
	LOC: JPMorgan Chase Bank
	0.240% 10/01/36 (12/01/09) (a)(b)	3,600,000	3,600,000
TX Puttable Floating Option Tax-Exempt Receipts
	Costa Mirada Ltd.,
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.570% 10/01/50 (12/07/09) (a)(b)	11,385,000	11,385,000
	Series 2008, AMT,
	GTY AGMT: FHLMC:
	0.570% 06/01/30 (12/07/09) (a)(b)	4,790,000	4,790,000
	0.570% 07/01/44 (12/07/09) (a)(b)	9,930,000	9,930,000
	0.570% 03/01/46 (12/07/09) (a)(b)	14,120,000	14,120,000
	0.570% 09/01/46 (12/07/09) (a)(b)	12,110,000	12,110,000
	0.570% 09/01/47 (12/07/09) (a)(b)	12,060,000	12,060,000
	0.570% 12/01/47 (12/07/09) (a)(b)	11,605,000	11,605,000
	0.570% 11/01/49 (12/07/09) (a)(b)	14,485,000	14,485,000
	0.570% 05/01/50 (12/07/09) (a)(b)	13,855,000	13,855,000
TX RBC Municipal Products, Inc. Trust
	Series 2008, AMT,
	LOC: Royal Bank of Canada
	0.360% 12/01/27 (12/07/09) (a)(b)	58,945,000	58,945,000
TX Red River
	Hockaday School,
	Series 2000,
	Pre-refunded 05/15/10,
	5.750% 05/15/30 (05/15/10) (b)	10,570,000	10,817,611
TX Southeast Housing Finance Corp.
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 06/01/19 (12/07/09) (a)(b)	13,410,000	13,410,000
TX State
	Series 2004 A, AMT,
	SPA: State Street Bank & Trust Co.
	0.310% 12/01/34 (12/07/09) (a)(b)	39,845,000	39,845,000
	Series 2004 II-B, AMT,

38

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	SPA: Sumitomo Mitsui Banking
	0.280% 12/01/34 (12/07/09) (a)(b)	10,725,000	10,725,000
	Series 2006, AMT,
	SPA: State Street Bank & Trust Co.:
	0.310% 02/01/12 (12/07/09) (a)(b)	18,430,000	18,430,000
	0.310% 02/01/13 (12/07/09) (a)(b)	35,460,000	35,460,000
	0.310% 08/01/14 (12/07/09) (a)(b)	6,495,000	6,495,000
	0.310% 08/01/16 (12/07/09) (a)(b)	6,770,000	6,770,000
	0.310% 08/01/17 (12/07/09) (a)(b)	4,850,000	4,850,000
	Series 2007 A, AMT,
	SPA: State Street Bank & Trust Co.
	0.310% 06/01/37 (12/07/09) (a)(b)	15,605,000	15,605,000
	Series 2009:
	2.500% 08/31/10	150,000,000	152,283,750
	LIQ FAC: Morgan Stanley
	0.300% 12/01/22 (12/07/09) (a)(b)(e)	9,780,000	9,780,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Methodist Hospitals of Dallas,
	Series 2008 A,
	LOC: JPMorgan Chase
	0.220% 10/01/41 (12/01/09) (a)(b)	8,755,000	8,755,000
	Texas Health Resources,
	Series 2008 C,
	SPA: JPMorgan Chase Bank
	0.220% 11/15/33 (12/01/09) (a)(b)	8,930,000	8,930,000
TX Travis County Housing Finance Corp.
	Multi-Family Housing,
	Rosemont at Old Manor Apartments,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.310% 08/15/37 (12/07/09) (a)(b)	4,900,000	4,900,000
TX University of Texas
	Series 2009:
	0.350% 12/08/09	10,000,000	10,000,000
	0.400% 12/09/09	10,205,000	10,205,000
TEXAS TOTAL			1,084,694,597
UTAH — 1.1%
UT Board of Regents
	Series 2008 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.340% 11/01/48 (12/07/09) (a)(b)	40,000,000	40,000,000
UT Housing Corp.
	Multi-Family Housing,
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	0.310% 07/01/35 (12/07/09) (a)(b)	9,000,000	9,000,000
	Single Family Mortgage,
	Series 2008 D-1, AMT,
	LIQ FAC: Wells Fargo Bank N.A.
	0.350% 07/01/39 (12/07/09) (a)(b)	12,250,000	12,250,000
	Series 2008 B1-Cl, AMT,
	SPA: Wells Fargo Bank N.A.

39

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
	0.350% 07/01/39 (12/07/09) (a)(b)	12,950,000	12,950,000
UT Housing Finance Agency
	Single Family Mortgage,
	Series 2001 B, AMT,
	LIQ FAC: FHLB
	0.350% 07/01/32 (12/07/09) (a)(b)	10,505,000	10,505,000
UT Intermountain Power Agency
	0.380% 12/03/09	14,800,000	14,800,000
UT Salt Lake City Industrial Development
	Spring Air Mountain West,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.370% 07/01/23 (12/07/09) (a)(b)	2,245,000	2,245,000
UT Tooele City Industrial Development
	Encon Utah LLC,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	0.430% 10/01/22 (12/07/09) (a)(b)	3,100,000	3,100,000
UTAH TOTAL			104,850,000
VIRGINIA — 0.5%
VA Chesapeake Economic Development Authority
	Tidewater Fibre Corp.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	0.340% 12/01/14 (12/07/09) (a)(b)	8,855,000	8,855,000
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.480% 09/01/26 (12/07/09) (a)(b)	1,800,000	1,800,000
VA Norfolk Economic Development Authority
	Sentara Healthcare,
	Series 2009,
	0.700% 11/01/34 (02/03/10) (b)(c)	13,890,000	13,890,000
VA Portsmouth Redevelopment & Housing Authority
	Multi-Family Housing,
	Series 2006, AMT,
	GTY AGMT: Merrill Lynch & Co.,
	SPA: FHLMC
	0.550% 03/01/50 (12/07/09) (a)(b)(d)	3,410,000	3,410,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2008, AMT,
	GTY AGMT: FHLMC
	0.570% 05/01/40 (12/07/09) (a)(b)	6,580,000	6,580,000

40

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Small Business Financing Authority
	Bleachtech LLC,
	Series 2007, AMT,
	LOC: National City Bank
	0.390% 09/01/22 (12/07/09) (a)(b)	10,000,000	10,000,000
VIRGINIA TOTAL			44,535,000
WASHINGTON — 2.5%
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.440% 08/01/26 (12/07/09) (a)(b)	3,150,000	3,150,000
WA Housing Finance Commission
	Multi-Family Housing:
	Inglebrook Court,
	Series 1995, AMT,
	LIQ FAC: FHLMC
	0.330% 07/01/25 (12/07/09) (a)(b)	8,300,000	8,300,000
	Mountain West Investment Corp.,
	Series 2001, AMT,
	LIQ FAC: FNMA
	0.330% 09/01/34 (12/07/09) (a)(b)	6,285,000	6,285,000
	Pacific Inn Apartments,
	Series 1996 A, AMT,
	LOC: U.S. Bank N.A.
	0.330% 05/01/28 (12/07/09) (a)(b)	1,350,000	1,350,000
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.390% 07/01/36 (12/01/09) (a)(b)	2,495,000	2,495,000
	Series 2007, AMT,
	GTY AGMT: Citigroup Financial Products
	1.020% 10/01/33 (12/07/09) (a)(b)	7,395,000	7,395,000
	Sisters of Providence,
	Series 1995, AMT,
	LOC: U.S. Bank N.A.
	0.560% 12/01/15 (12/07/09) (a)(b)	1,325,000	1,325,000
	The Seasons I LLC,
	Series 2006, AMT,
	LIQ FAC: FNMA
	0.360% 12/15/40 (12/07/09) (a)(b)	14,700,000	14,700,000
	Series 2008, AMT,
	GTY AGMT: Citigroup Financial Products:
	1.020% 01/01/32 (12/07/09) (a)(b)	5,455,000	5,455,000
	1.020% 04/05/35 (12/07/09) (a)(b)	26,730,000	26,730,000
	1.020% 08/02/35 (12/07/09) (a)(b)	44,695,000	44,695,000
	Series 2008,
	GTY AGMT: Citigroup Financial Products
	1.020% 11/01/28 (12/07/09) (a)(b)	18,810,000	18,810,000
WA Pierce County Economic Development
	McFarland Cascade,
	Series 1996, AMT,
	LOC: U.S. Bank N.A.
	0.560% 12/01/17 (12/07/09) (a)(b)	3,755,000	3,755,000
WA Port of Bellingham Industrial Development Corp.
	BP PLC,
	Series 2007, AMT,
	0.240% 07/01/41 (12/01/09) (b)(c)	9,200,000	9,200,000
	BP West Coast Products LLC:

41

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	Series 2001, AMT,
	GTY AGMT: BP PLC
	0.240% 12/01/33 (12/01/09) (a)(b)	20,100,000	20,100,000
	Series 2002, AMT,
	0.240% 12/01/33 (12/01/09) (b)(c)	18,200,000	18,200,000
	Series 2006, AMT,
	0.240% 07/01/40 (12/01/09) (b)(c)	21,000,000	21,000,000
WA Port of Seattle
	Series 2009, AMT,
	LIQ FAC: Morgan Stanley
	0.280% 04/01/24 (12/07/09) (a)(b)(e)	19,770,000	19,770,000
WASHINGTON TOTAL			232,715,000
WEST VIRGINIA — 0.9%
WV Beckley
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia
	0.400% 10/01/16 (12/07/09) (a)(b)	5,540,000	5,540,000
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2008 B, AMT,
	LOC: JPMorgan Chase Bank
	0.400% 02/01/36 (12/07/09) (a)(b)	10,000,000	10,000,000
	Series 2009 A,
	LOC: Royal Bank of Scotland
	0.280% 12/01/42 (12/03/09) (a)(b)	6,075,000	6,075,000
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.250% 12/01/42 (12/03/09) (a)(b)	5,600,000	5,600,000
WV Hospital Finance Authority
	West Virginia University Hospital,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.240% 06/01/41 (12/01/09) (a)(b)	19,515,000	19,515,000
WV Putnam County Solid Waste Disposal
	Toyota Motor Credit Corp.,
	Series 1998 A, AMT,
	0.300% 06/01/28 (12/07/09) (b)(c)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			86,730,000
WISCONSIN — 2.6%
WI Health & Educational Facilities Authority
	Aurora Health Care Metro,
	Series 2006 C,
	LOC: U.S. Bank N.A.
	0.220% 04/01/28 (12/01/09) (a)(b)	10,000,000	10,000,000
WI Housing & Economic Development Authority
	Series 2003 A, AMT,
	SPA: FHLB
	0.360% 09/01/33 (12/07/09) (a)(b)	10,920,000	10,920,000
	Series 2005 D, AMT,

42

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
	SPA: BNP Paribas
	0.350% 09/01/36 (12/07/09) (a)(b)	81,030,000	81,030,000
	Series 2007 C, AMT:
	SPA: Fortis Bank SA/ NV
	0.320% 09/01/23 (12/07/09) (a)(b)	8,500,000	8,500,000
	SPA: Fortis Bank SA/NV
	0.350% 09/01/35 (12/07/09) (a)(b)	9,385,000	9,385,000
	Series 2008 A, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.350% 09/01/38 (12/07/09) (a)(b)	85,965,000	85,965,000
	Series 2008, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.400% 03/01/12 (12/07/09) (a)(b)	5,265,000	5,265,000
WI Menomonee Falls Industrial Development
	Jema LLC,
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	1.400% 09/01/14 (12/07/09) (a)(b)	1,630,000	1,630,000
WI Milwaukee
	Series 2009,
	2.000% 06/30/10	25,000,000	25,212,231
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LIQ FAC: FNMA
	0.310% 12/01/44 (12/07/09) (a)(b)	4,430,000	4,430,000
WI Oconto Industrial Development
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: U.S. Bank N.A.
	0.660% 11/01/12 (12/07/09) (a)(b)	550,000	550,000
WI Park Falls Industrial Development
	Shield Brothers, Inc.,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	0.500% 08/01/20 (12/07/09) (a)(b)	600,000	600,000
WI Pewaukee Industrial Development
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase & Co.
	1.400% 09/01/20 (12/07/09) (a)(b)	1,400,000	1,400,000
WI Sheboygan Industrial Development
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC: Bank One N.A.
	1.400% 08/01/12 (12/07/09) (a)(b)	1,270,000	1,270,000
WISCONSIN TOTAL			246,157,231

43

		Par ($)	Value ($)
Municipal Bonds — (continued)
WYOMING — 0.7%
WY Student Loan Corp.
	Series 2008 A1, AMT,
	LOC: Royal Bank of Canada
	0.310% 06/01/35 (12/07/09) (a)(b)	65,000,000	65,000,000
WYOMING TOTAL			65,000,000

	Total Municipal Bonds (cost of $8,873,438,603)		8,873,438,603
Short-Term Obligations — 5.7%
VARIABLE RATE DEMAND NOTES — 5.7%
Federal Home Loan Mortgage Corp.
	0.270% 09/15/50 (12/07/09) (b)(c)(g)	260,258,000	260,258,000
	0.320% 06/15/36 (12/07/09) (b)(c)(g)	34,185,000	34,185,000
FHLMC Multi-Family VRD Certificates
	0.320% 05/15/46 (12/07/09) (b)(c)	46,150,000	46,150,000
	0.360% 11/15/34 (12/07/09) (b)(c)	10,633,551	10,633,551
	0.360% 02/15/35 (12/07/09) (b)(c)	10,345,773	10,345,773
	0.360% 08/15/45 (12/07/09) (b)(c)	117,309,053	117,309,053
	0.360% 01/15/47 (12/07/09) (b)(c)	38,696,313	38,696,313
Peninsula Ports Authority
	0.350% 02/12/10	3,000,000	3,000,000
Puttable Floating Option Tax-Exempt Receipts
	Series 2007, AMT,
	GTY AGMT: Dexia Credit Local
	0.870% 07/01/22 (12/07/09) (a)(b)	11,530,000	11,530,000
VARIABLE RATE DEMAND NOTES TOTAL			532,107,690

	Total Short-Term Obligations (cost of $532,107,690)		532,107,690

	Total Investments — 100.3% (cost of $9,405,546,293) (h)		9,405,546,293

	Other Assets & Liabilities, Net — (0.3)%		(31,048,777)

	Net Assets — 100.0%		9,374,497,516

44

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(b)	Parenthetical date represents the effective maturity date for the security.
(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(d)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.
(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities, which are not illiquid, amounted to $90,175,000, which represents 1.0% of net assets.

(f)	Security purchased on a delayed delivery basis.
(g)	The rate shown represents the discount rate at the date of purchase.
(h)	Cost for federal income tax purposes is $9,405,546,293.

45

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

46

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 99.9%
NEW YORK — 99.7%
NY Addison Central School District
	Series 2009,
	3.750% 01/21/10	3,050,000	3,058,370
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	LOC: Bank of New York
	0.500% 02/15/36 (02/15/10) (a)(b)	17,150,000	17,150,000
NY Broome County Industrial Development Agency
	James Johnston Memorial Nursing Home,
	Series 2003,
	LOC: Bank of New York
	0.250% 02/01/29 (12/07/09) (a)(b)	1,845,000	1,845,000
NY Chenango County Industrial Development Agency
	Grace View Manor Nursing Home,
	Series 2003,
	LOC: Bank of New York
	0.250% 02/01/29 (12/07/09) (a)(b)	3,455,000	3,455,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	LIQ FAC: FHLMC
	0.250% 05/01/31 (12/07/09) (a)(b)	4,210,000	4,210,000
NY Dormitory Authority
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.230% 07/01/34 (12/07/09) (a)(b)	2,470,000	2,470,000
	Le Moyne College,
	Series 2009,
	LOC: TD Banknorth N.A.
	0.250% 01/01/39 (12/07/09) (a)(b)	9,000,000	9,000,000
	New York Law School,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.200% 07/01/38 (12/07/09) (a)(b)	4,500,000	4,500,000
	New York Public Library:
	Series 1999 A,
	LOC: TD Bank N.A.
	0.220% 07/01/28 (12/07/09) (a)(b)	6,185,000	6,185,000
	Series 1999 B,
	LOC: TD Bank N.A.
	0.220% 07/01/28 (12/07/09) (a)(b)	10,575,000	10,575,000
	Pratt Institute,
	Series 2009 B,
	LOC: TD Bank N.A.
	0.230% 07/01/34 (12/07/09) (a)(b)	9,760,000	9,760,000
	Samaritan Medical Center,
	Series 2009 B,
	LOC: HSBC Bank USA N.A.
	0.250% 11/01/36 (12/07/09) (a)(b)	10,185,000	10,185,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2003 D-2H,
	LOC: Royal Bank of Canada
	0.220% 02/15/31 (12/07/09) (a)(b)	3,000,000	3,000,000
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.250% 03/15/37 (12/07/09) (a)(b)(c)	12,600,000	12,600,000
	Series 2009,
	LIQ FAC: Morgan Stanley Municipal Funding
	0.270% 08/15/24 (12/07/09) (a)(b)(c)	7,920,000	7,920,000
	Sisters of Charity Hospital,
	Series 2006 C,
	LOC: HSBC Bank USA N.A.
	0.230% 07/01/22 (12/07/09) (a)(b)	5,900,000	5,900,000
	Wagner College,
	Series 2009,
	LOC: TD Bank N.A.
	0.210% 07/01/38 (12/07/09) (a)(b)	4,000,000	4,000,000
NY Dutchess County Industrial Development Agency
	Marist College:
	Series 1999 A,
	LOC: JPMorgan Chase Bank
	0.250% 07/01/28 (12/07/09) (a)(b)	3,410,000	3,410,000
	Series 2005 A,
	LOC: Bank of New York
	0.250% 07/01/35 (12/07/09) (a)(b)	8,255,000	8,255,000
	Trinity-Pawling School Corp.,
	Series 2002,
	LOC: PNC Bank N.A.
	0.240% 10/01/32 (12/07/09) (a)(b)	2,855,000	2,855,000
NY Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.300% 11/15/13 (12/07/09) (a)(b)	2,500,000	2,500,000
NY Environmental Facilities Corp.
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 12/15/15 (12/07/09) (a)(b)	3,625,000	3,625,000
NY Housing Finance Agency
	Series 2009 A:
	1.750% 03/15/10	1,265,000	1,269,618
	LOC: Wachovia Bank N.A.:
	0.220% 05/01/42 (12/07/09) (a)(b)	4,200,000	4,200,000
	0.230% 05/01/42 (12/07/09) (a)(b)	53,355,000	53,355,000
NY Liverpool Central School District
	Series 2009,
	2.250% 07/09/10	4,970,000	5,002,559
NY Livingston County Industrial Development Agency
	Nicholas H. Noyes Memorial Hospital,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.230% 07/01/19 (12/07/09) (a)(b)	2,267,000	2,267,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Local Government Assistance Corp.
	Series 1995 D,
	LOC: Societe Generale
	0.250% 04/01/25 (12/07/09) (a)(b)	18,650,000	18,650,000
	Series 1995 F,
	LOC: Societe Generale
	0.200% 04/01/25 (12/07/09) (a)(b)	11,600,000	11,600,000
	Series 1995 G,
	LOC: Bank of Nova Scotia
	0.200% 04/01/25 (12/07/09) (a)(b)	1,135,000	1,135,000
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.710% 04/01/21 (12/07/09) (a)(b)	5,220,000	5,220,000
	Series 2008 B,
	SPA: Dexia Credit Local
	0.300% 04/01/21 (12/07/09) (a)(b)	28,290,000	28,290,000
NY Marlboro Central School District
	Series 2008,
	3.250% 12/17/09	8,600,000	8,602,756
NY Metropolitan Transportation Authority
	Series 2005 G2,
	LOC: BNP Paribas
	0.240% 11/01/26 (12/01/09) (a)(b)	7,100,000	7,100,000
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	0.250% 11/15/35 (12/07/09) (a)(b)	10,000,000	10,000,000
	Series 2008 B-1,
	LOC: Scotiabank
	0.230% 11/01/34 (12/07/09) (a)(b)	4,740,000	4,740,000
	Series 2008 B-2,
	LOC: BNP Paribas
	0.230% 11/01/34 (12/07/09) (a)(b)	8,060,000	8,060,000
	Series 2008 B-3,
	LOC: Lloyds TSB Bank PLC
	0.230% 11/01/34 (12/07/09) (a)(b)	7,770,000	7,770,000
	Series 2009,
	SPA: Citibank N.A.
	0.250% 05/01/15 (12/07/09) (a)(b)(c)	11,385,000	11,385,000
NY Monroe County Industrial Development Agency
	Association for the Blind,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.320% 02/01/38 (12/07/09) (a)(b)	1,900,000	1,900,000
	Cherry Ridge Independent Living,
	Series 2005,
	LOC: HSBC Bank USA N.A.
	0.180% 01/01/35 (12/07/09) (a)(b)	2,190,000	2,190,000
	Monroe Community College Association, Inc.,
	Series 2002 A,
	LOC: JPMorgan Chase Bank
	0.250% 01/15/32 (12/07/09) (a)(b)	2,550,000	2,550,000
	St. Ann’s Nursing Home Co.,
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.260% 07/01/30 (12/07/09) (a)(b)	4,755,000	4,755,000
	St. Ann’s Nursing Home for the Aged,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2000,
	LOC: HSBC Bank USA N.A.
	0.260% 07/01/30 (12/07/09) (a)(b)	9,625,000	9,625,000
NY Moriah Central School District
	Series 2009,
	2.250% 09/24/10	4,155,000	4,195,131
NY Morrisville-Eaton Central School District
	Series 2009,
	2.250% 07/08/10	3,576,258	3,597,411
NY Mortgage Agency
	Series 2008-157,
	SPA: Dexia Credit Local
	0.310% 04/01/47 (12/07/09) (a)(b)	3,565,000	3,565,000
NY New York City Cultural Trust
	Lincoln Center for Performing Arts,
	Series 2008 B-1,
	LOC: U.S. Bank N.A.
	0.220% 11/01/38 (12/07/09) (a)(b)	3,750,000	3,750,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 07/01/11 (12/07/09) (a)(b)	2,600,000	2,600,000
NY New York City Housing Development Corp.
	201 Pearl LLC,
	Series 2006 A,
	Guarantor: FNMA
	0.200% 10/15/41 (12/07/09) (a)(b)	10,000,000	10,000,000
	East 124th Street LLC,
	Series 2008,
	Guarantor: FHLMC
	0.210% 11/01/46 (12/07/09) (a)(b)	5,000,000	5,000,000
	James West Ninety LLC,
	Series 2002 A,
	Guarantor: FNMA
	0.200% 06/15/32 (12/07/09) (a)(b)	3,745,000	3,745,000
	Multi-Family Housing,
	96th Street Associates LP,
	Series 1997 A,
	Guarantor: FNMA
	0.250% 11/15/19 (12/07/09) (a)(b)	29,955,000	29,955,000
	Series 2009 G,
	0.550% 10/01/10	24,175,000	24,175,000
	Series 2009 M,
	0.550% 11/01/13 (10/01/10) (b)(d)	10,000,000	10,000,000
NY New York City Industrial Development Agency
	Polytechnic University,
	Series 2000,
	Pre-refunded 11/01/10
	6.125% 11/01/30	5,450,000	5,789,545
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 07/01/10 (12/07/09) (a)(b)	6,940,000	6,940,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City Municipal Water Finance Authority
	Series 2001 F2,
	SPA: JPMorgan Chase Bank
	0.220% 06/15/33 (12/07/09) (a)(b)	2,000,000	2,000,000
	Series 2005 AA-1,
	SPA: State Street Bank & Trust Co.
	0.220% 06/15/32 (12/01/09) (a)(b)	8,110,000	8,110,000
	Series 2005 AA-3,
	SPA: Dexia Credit Local
	0.310% 06/15/32 (12/07/09) (a)(b)	19,350,000	19,350,000
	Series 2008 B-2,
	SPA: Lloyds TSB Bank PLC
	0.210% 06/15/24 (12/01/09) (a)(b)	7,595,000	7,595,000
	Series 2008 B-4,
	SPA: BNP Paribas
	0.200% 06/15/23 (12/07/09) (a)(b)	5,200,000	5,200,000
	Series 2008 C,
	4.000% 06/15/10	4,040,000	4,115,651
	Series 2008:
	LIQ FAC: Citibank N.A.
	0.250% 06/15/12 (12/07/09) (a)(b)	3,700,000	3,700,000
	LIQ FAC: Citigroup Financial Products
	0.270% 12/15/33 (12/07/09) (a)(b)(c)	3,900,000	3,900,000
	LIQ FAC: JPMorgan Chase Bank
	0.300% 06/15/10 (12/07/09) (a)(b)	10,555,000	10,555,000
NY New York City Transitional Finance Authority
	Series 2002 2A,
	LIQ FAC: Dexia Credit Local
	0.210% 11/01/22 (12/01/09) (a)(b)	1,670,000	1,670,000
	Series 2002 3B,
	SPA: Wachovia Bank N.A.
	0.210% 11/01/22 (12/01/09) (a)(b)	9,140,000	9,140,000
NY New York City
	Series 1995 F-3,
	LOC: Morgan Guaranty Trust
	0.270% 02/15/13 (12/07/09) (a)(b)	1,900,000	1,900,000
	Series 2002 C5,
	LOC: Bank of New York
	0.200% 08/01/20 (12/07/09) (a)(b)	14,835,000	14,835,000
	Series 2005 F-3,
	LOC: Royal Bank of Scotland
	0.240% 09/01/35 (12/07/09) (a)(b)	3,300,000	3,300,000
	Series 2006 I-4,
	LOC: Bank of New York
	0.230% 04/01/36 (12/07/09) (a)(b)	10,900,000	10,900,000
	Series 2006 I-6,
	LOC: California State Teachers’ Retirement System
	0.240% 04/01/36 (12/01/09) (a)(b)	1,550,000	1,550,000
	Series 2008 K08,
	SPA: Wachovia Bank N.A.
	0.230% 08/01/20 (12/07/09) (a)(b)	6,635,000	6,635,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 06/01/20 (12/07/09) (a)(b)(c)	7,080,000	7,080,000

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Norwood-Norfolk Central School District
	Series 2009,
	2.250% 06/25/10	5,271,645	5,299,455
NY Oceanside Union Free School District
	Series 2009,
	2.000% 06/23/10	4,000,000	4,034,034
NY Onondaga County Industrial Development Agency
	Syracuse University,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.230% 07/01/37 (12/07/09) (a)(b)	6,610,000	6,610,000
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia:
	0.400% 03/01/16 (03/01/10) (a)(b)	2,500,000	2,500,000
	0.400% 03/01/20 (03/01/10) (a)(b)	34,250,000	34,250,000
NY Reset Optional Certificates Trust II-R
	Series 2006,
	LIQ FAC: Citibank N.A.
	0.250% 10/01/14 (12/07/09) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
	Peconic Bay Medical Center,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	0.230% 07/01/31 (12/07/09) (a)(b)	7,630,000	7,630,000
NY South Country Central School District of Brookhaven
	Series 2009,
	2.500% 08/26/10	12,000,000	12,117,538
NY Suffolk County
	Series 2009,
	1.500% 09/09/10	13,000,000	13,109,747
NY Syracuse Industrial Development Agency
	Syracuse University:
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/35 (12/07/09) (a)(b)	11,000,000	11,000,000
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/35 (12/07/09) (a)(b)	11,400,000	11,400,000
NY Thruway Authority Revenue
	Series 2003,
	5.000% 03/15/10	6,055,000	6,125,649

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Tompkins County Industrial Development Agency
	Cornell University,
	Series 2008 A1,
	SPA: JPMorgan Chase Bank
	0.210% 07/01/37 (12/01/09) (a)(b)	4,300,000	4,300,000
NY Triborough Bridge & Tunnel Authority
	Series 2005 A,
	SPA: Dexia Credit Local
	0.310% 11/01/35 (12/07/09) (a)(b)	11,915,000	11,915,000
	Series 2008 A,
	LOC: Societe Generale
	0.200% 01/01/32 (12/07/09) (a)(b)	3,830,000	3,830,000
	Series 2009 A1,
	2.000% 11/15/38 (12/07/09) (b)(d)	5,000,000	5,009,204
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 D,
	LOC: Northern Trust Co.
	0.240% 09/01/42 (12/07/09) (a)(b)	13,250,000	13,250,000
NY Urban Development Corp.
	Series 2004 A3A,
	SPA: Dexia Credit Local
	0.280% 03/15/33 (12/07/09) (a)(b)	25,405,000	25,405,000
	Series 2008 A5,
	LOC: TD Banknorth N.A.
	0.200% 01/01/30 (12/07/09) (a)(b)	22,900,000	22,900,000
	Series 2009,
	LIQ FAC: Citibank N.A.:
	0.250% 12/15/24 (12/07/09) (a)(b)(c)	2,540,000	2,540,000
	0.250% 03/01/28 (12/07/09) (a)(b)(c)	2,500,000	2,500,000
NY Westchester County Industrial Development Agency
	Westchester Jewish Community,
	Series 1998,
	LOC: Chase Manhattan Bank
	0.370% 10/01/28 (12/07/09) (a)(b)	810,000	810,000
NY Yonkers Industrial Development Agency
	Consumers Union of the U.S., Inc.,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.240% 06/01/36 (12/07/09) (a)(b)	23,350,000	23,350,000
NEW YORK TOTAL			814,098,668
PUERTO RICO — 0.2%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2008,
	LOC: Dexia Credit Local
	0.470% 01/01/28 (12/03/09) (a)(b)	1,640,000	1,640,000
PUERTO RICO TOTAL			1,640,000

	Total Municipal Bonds (cost of $815,738,668)		815,738,668

	Total Investments — 99.9% (cost of $815,738,668)(e)		815,738,668

	Other Assets & Liabilities, Net — 0.1%		821,209

	Net Assets — 100.0%		816,559,877

7

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(b)	Parenthetical date represents the effective maturity date for the security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2009, these securities, which are not illiquid, amounted to $47,925,000, which represents 5.9% of net assets.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(e)	Cost for federal income tax purposes is $815,738,668.

8

Acronym	Name

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.0%
ALABAMA — 0.8%
AL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.250% 08/01/32 (12/07/09) (a)(b)	13,635,000	13,635,000
AL Mobile Industrial Development Board
	Holnam, Inc.,
	Series 1999 B,
	LOC: Wachovia Bank N.A.
	0.210% 06/01/32 (12/02/09) (a)(b)	11,965,000	11,965,000
AL Montgomery Industrial Development Board
	General Electric Co.,
	Series 2005,
	0.190% 05/01/21 (12/01/09) (a)(c)	15,300,000	15,300,000
AL Pell City Special Care Facilities
	Noland Health Services, Inc.,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.250% 12/01/39 (12/07/09) (a)(b)	5,000,000	5,000,000
AL Public School & College Authority
	Series 2007,
	5.000% 12/01/09	14,820,000	14,820,000
AL Vestavia Hills
	Series 2007,
	SPA: Bank of New York
	0.300% 02/01/28 (12/07/09) (a)(b)	10,720,000	10,720,000
ALABAMA TOTAL			71,440,000
ARIZONA — 1.6%
AZ Arizona State University
	Series 2008 A,
	LOC: Lloyds TSB Bank PLC
	0.190% 07/01/34 (12/07/09) (a)(b)	6,500,000	6,500,000
	Series 2008 B,
	LOC: Lloyds TSB Bank PLC
	0.200% 07/01/34 (12/07/09) (a)(b)	7,400,000	7,400,000
AZ Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.250% 07/01/32 (12/07/09) (a)(b)(d)	6,980,000	6,980,000
AZ Fort McDowell Yavapai Nation
	Series 2004 A,
	LIQ FAC: Citigroup Global Markets
	0.720% 05/01/11 (12/07/09) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
	Series 2007,
	GTY AGMT: BNP Paribas
	0.420% 02/01/42 (12/07/09) (a)(b)	12,475,000	12,475,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ARIZONA — (continued)
AZ Phoenix Industrial Development Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.400% 12/01/27 (12/07/09) (a)(b)	12,615,000	12,615,000
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.250% 07/01/42 (12/07/09) (a)(b)	16,450,000	16,450,000
AZ School District
	Series 2009,
	2.000% 07/30/10	35,000,000	35,359,791
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.390% 12/01/21 (12/07/09) (a)(b)	2,100,000	2,100,000
	Series 2005,
	LIQ FAC: FHLMC
	0.400% 04/01/30 (12/07/09) (a)(b)	8,295,000	8,295,000
AZ Yavapai County Industrial Development Authority
	Flagstaff Medical Center,
	Series 2009 B,
	LOC: Banco Bilbao Vizcaya
	0.250% 12/01/39 (12/07/09) (a)(b)	4,000,000	4,000,000
ARIZONA TOTAL			146,349,791
ARKANSAS — 0.1%
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	0.250% 12/01/25 (12/01/09) (a)(b)	6,300,000	6,300,000
ARKANSAS TOTAL			6,300,000
CALIFORNIA — 7.4%
CA Community Development Authority
	Santa Barbara Cottage Hospital,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.200% 11/01/36 (12/07/09) (a)(b)	19,755,000	19,755,000
CA Department of Water Resources
	Power Supply Revenue,
	Series 2002 C-9,
	LOC: Citibank N.A.
	0.200% 05/01/22 (12/07/09) (a)(b)	39,860,000	39,860,000
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.270% 09/01/36 (12/07/09) (a)(b)	15,700,000	15,700,000
CA El Dorado Irrigation District & El Dorado Water Agency
	Series 2008 AD,
	LOC: Dexia Credit Local
	0.250% 03/01/36 (12/07/09) (a)(b)	9,890,000	9,890,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Health Facilities Financing Authority
	Kaiser Permanente,
	Series 2006 C,
	0.230% 06/01/41 (12/02/09) (a)(c)	93,300,000	93,300,000
CA Infrastructure & Economic Development Bank
	Los Angeles County Museum,
	Series 2008 A,
	LOC: Allied Irish Bank PLC
	0.190% 09/01/37 (12/01/09) (a)(b)	8,300,000	8,300,000
CA Los Angeles County Metropolitan Transportation Authority
	Series 2009 C2,
	LOC: US Bank N.A.
	0.230% 07/01/25 (12/07/09) (a)(b)	20,425,000	20,425,000
CA Los Angeles Department of Water & Power
	Series 2002 A-1,
	SPA: JPMorgan Chase Bank
	0.200% 07/01/35 (12/07/09) (a)(b)	44,800,000	44,800,000
	Series 2002 A-3,
	SPA: Lloyds TSB Bank PLC
	0.210% 07/01/35 (12/03/09) (a)(b)	13,950,000	13,950,000
CA Oakland-Alameda County Coliseum Authority Lease
	Series 2000 C-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.260% 02/01/25 (12/07/09) (a)(b)	23,100,000	23,100,000
CA San Joaquin County
	0.270% 12/08/09	5,000,000	5,000,000
CA San Jose Financing Authority Lease
	Series 2008 A,
	LOC: Bank of Nova Scotia,
	LOC: California State Teachers’ Retirement System
	0.200% 06/01/39 (12/07/09) (a)(b)	21,120,000	21,120,000
CA Statewide Communities Development Authority
	0.350% 12/08/09	10,000,000	10,000,000
	Kaiser Foundation Hospitals:
	Series 2008 C,
	3.000% 04/01/34 (04/01/10) (a)(c)	16,000,000	16,134,448
	Series 2009,
	3.000% 04/01/43 (04/01/10) (a)(c)	13,000,000	13,111,777
	Kaiser Permanente,
	Series 2004 M,
	0.230% 04/01/38 (12/07/09) (a)(c)	68,335,000	68,335,000
	Roessler Cahdwick Foundation,
	Series 2002,
	LOC: Allied Irish Bank PLC
	0.250% 10/01/29 (12/07/09) (a)(b)	7,180,000	7,180,000
	Series 2008 14-G,
	GTY AGMT: Goldman Sachs
	0.190% 05/15/25 (12/03/09) (a)(b)	95,015,000	95,015,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA State
	Series 2005 A,
	LOC: Calyon Bank
	0.220% 05/01/40 (12/07/09) (a)(b)	106,975,000	106,975,000
	Series 2007 A,
	GTY AGMT:Societe Generale
	0.190% 06/01/32 (12/07/09) (a)(b)	13,350,000	13,350,000
CA Whittier
	Interhealth Corp.,
	Series 2009,
	LOC: U.S. Bank N.A.:
	0.200% 06/01/36 (12/07/09) (a)(b)	18,600,000	18,600,000
	0.250% 06/01/36 (12/07/09) (a)(b)	10,500,000	10,500,000
CALIFORNIA TOTAL			674,401,225
COLORADO — 3.0%
CO Castle Pines North Financial Corp.
	Seies 2009,
	LOC: Wells Fargo Bank N.A.
	0.250% 12/01/34 (12/07/09) (a)(b)	4,000,000	4,000,000
CO Colorado Springs Utilities
	Series 2009 C,
	SPA: Bank of Nova Scotia
	0.220% 11/01/28 (12/07/09) (a)(b)	11,455,000	11,455,000
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.240% 07/01/21 (12/07/09) (a)(b)	7,500,000	7,500,000
	Series 2007 B,
	SPA: Dexia Credit Local
	0.270% 11/01/26 (12/03/09) (a)(b)	4,400,000	4,400,000
CO Denver Urban Renewal Authority
	Series 2008 A-1,
	LOC: U.S. Bank N.A.
	0.250% 12/01/25 (12/07/09) (a)(b)	11,000,000	11,000,000
	Series 2008 A-2,
	LOC: U.S. Bank N.A.
	0.250% 12/01/25 (12/07/09) (a)(b)	15,000,000	15,000,000
CO Educational & Cultural Facilities Authority
	Council for Jewish Elderly,
	Series 2009,
	LOC: U.S. Bank N.A.
	0.240% 03/01/39 (12/01/09) (a)(b)	5,050,000	5,050,000
	Fuchs Mizrachi School,
	Series 2008 D5,
	LOC: JPMorgan Chase Bank
	0.240% 10/01/38 (12/01/09) (a)(b)	4,600,000	4,600,000
	Milwaukee Jewish Federation, Inc.,
	Series 2007 C-5,
	LOC: U.S. Bank N.A.
	0.240% 11/01/37 (12/01/09) (a)(b)	2,000,000	2,000,000
	Oaks Christian School,

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
	Series 2006,
	LOC: U.S. Bank N.A.
	0.250% 05/01/33 (12/01/09) (a)(b)	10,600,000	10,600,000
	Valor Christian Schools,
	Series 2007,
	LOC: Sovereign Bank FSB,
	LOC: Banco Santander
	0.260% 11/01/38 (12/07/09) (a)(b)	10,000,000	10,000,000
CO General Fund Revenue
	Series 2009 A,
	2.000% 06/25/10	60,000,000	60,522,331
CO Harvest Junction Metropolitan District
	Series 2006,
	LOC: U.S. Bank N.A.
	0.250% 12/01/36 (12/07/09) (a)(b)	4,000,000	4,000,000
CO Health Facilities Authority
	Community Hospital Association,
	Series 2003 B,
	LOC: JPMorgan Chase Bank
	0.310% 12/01/33 (12/07/09) (a)(b)	29,890,000	29,890,000
	Crossroads at Delta,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.310% 11/01/28 (12/07/09) (a)(b)	3,800,000	3,800,000
	Evangelical Lutheran Society,
	Series 2008,
	LOC: U.S. Bank N.A.
	0.260% 06/01/15 (12/07/09) (a)(b)	3,715,000	3,715,000
	Jeffco American Baptist Residence,
	Series 2006 A,
	LOC: U.S. Bank N.A.
	0.260% 07/01/32 (12/07/09) (a)(b)	7,940,000	7,940,000
CO Housing & Finance Authority
	Series 2002 1-A3,
	SPA: FHLB
	0.260% 11/01/21 (12/07/09) (a)(b)	15,260,000	15,260,000
	Series 2002 C4,
	SPA: FHLB
	0.300% 10/01/32 (12/07/09) (a)(b)	12,135,000	12,135,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	0.250% 12/01/23 (12/07/09) (a)(b)	12,790,000	12,790,000
CO Lafayette Exemplatory Improvement District
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.250% 12/01/22 (12/07/09) (a)(b)	1,030,000	1,030,000
CO Pitkin County Industrial Development Revenue
	Aspen Skiing Co.,
	Series 1994 A,
	LOC: JPMorgan Chase Bank
	0.240% 04/01/16 (12/01/09) (a)(b)	3,300,000	3,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO School of Mines
	Series 2008,
	LOC: Dexia Credit Local
	0.260% 12/01/37 (12/01/09) (a)(b)	13,350,000	13,350,000
CO Westminster Economic Development Authority
	Series 2009,
	LOC: U.S. Bank N.A.
	0.250% 12/01/28 (12/07/09) (a)(b)	3,700,000	3,700,000
CO Westminster Multi-Family Revenue
	Series 2005,
	LIQ FAC: FHLMC
	0.600% 06/01/12 (12/07/09) (a)(b)	13,970,000	13,970,000
COLORADO TOTAL			271,007,331
CONNECTICUT — 0.0%
CT Health & Educational Facilities Authority
	Yale University,
	Series 2001 V-1,
	0.200% 07/01/36 (12/01/09) (a)(c)	2,935,000	2,935,000
CONNECTICUT TOTAL			2,935,000
DELAWARE — 0.4%
DE BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 06/01/24 (12/07/09) (a)(b)	10,885,000	10,885,000
DE Economic Development Authority
	PUMH of Maryland, Inc.,
	Series 2007 B,
	LOC: PNC Bank N.A.
	0.210% 05/15/37 (12/01/09) (a)(b)	470,000	470,000
DE New Castle County
	CHF-Delaware LLC,
	Series 2005,
	LOC: Bank of New York
	0.230% 08/01/31 (12/07/09) (a)(b)	11,890,000	11,890,000
DE Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.400% 12/01/30 (12/07/09) (a)(b)	11,220,000	11,220,000
DE Health Facilities Authority
	Bayhealth Medical Center, Inc.,,
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.210% 07/01/39 (12/07/09) (a)(b)	5,050,000	5,050,000
DELAWARE TOTAL			39,515,000
DISTRICT OF COLUMBIA — 1.1%
DC State
	0.350% 01/15/10	12,400,000	12,400,000
	Series 2009,
	2.500% 09/30/10	58,600,000	59,594,996
	Washington Drama Society,

		Par ($)	Value ($)
Municipal Bonds — (continued)
DISTRICT OF COLUMBIA — (continued)
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.260% 07/01/47 (12/07/09) (a)(b)	13,900,000	13,900,000
DC University
	Georgetown University,
	Series 2007 C1,
	LOC: JPMorgan Chase Bank
	0.230% 04/01/41 (12/07/09) (a)(b)	9,575,000	9,575,000
DISTRICT OF COLUMBIA TOTAL			95,469,996
FLORIDA — 7.5%
FL BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 08/01/22 (12/07/09) (a)(b)	11,240,000	11,240,000
	Series 2008,
	LOC: Branch Banking & Trust:
	0.340% 03/01/23 (12/07/09) (a)(b)	12,500,000	12,500,000
	0.340% 04/01/24 (12/07/09) (a)(b)	11,600,000	11,600,000
	0.340% 07/18/24 (12/07/09) (a)(b)	18,995,000	18,995,000
	0.340% 11/01/24 (12/07/09) (a)(b)	10,075,000	10,075,000
FL Board of Education Lottery
	Series 2008 B,
	3.500% 07/01/10	6,295,000	6,389,323
FL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.250% 11/01/27 (12/07/09) (a)(b)	11,425,000	11,425,000
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.270% 10/01/24 (12/07/09) (a)(b)	1,065,000	1,065,000
FL Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.:
	0.250% 07/01/35 (12/07/09) (a)(b)	18,495,000	18,495,000
	0.260% 05/01/31 (12/07/09) (a)(b)	3,910,000	3,910,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.260% 05/01/32 (12/07/09) (a)(b)	4,660,000	4,660,000
FL Gulfstream Park Community Development District
	Series 2008,
	GTY AGMT: Goldman Sachs
	0.220% 05/01/39 (12/07/09) (a)(b)	60,280,000	60,280,000
FL Highlands County Health Facilities Authority
	Adventist Bolingbrook,
	Series 2007 B,
	LOC: Harris N.A.
	0.240% 11/15/37 (12/07/09) (a)(b)	9,900,000	9,900,000
FL Housing Finance Corp.
	Series 2006,
	LIQ FAC: FHLMC
	0.400% 10/01/32 (12/07/09) (a)(b)	16,610,000	16,610,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.220% 06/15/47 (12/07/09) (a)(b)	41,485,001	41,485,001
FL Jacksonville Health Facilities Authority
	Southern Baptist Hospital,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.250% 08/15/23 (12/07/09) (a)(b)	5,530,000	5,530,000
FL Jacksonville Industrial Development
	Series 1993,
	LOC: Northern Trust Co.
	0.300% 07/01/13 (12/07/09) (a)(b)	3,150,000	3,150,000
FL JEA Electric Systems
	Series 2008 3B-1,
	LOC: Wachovia Bank N.A.
	0.250% 10/01/40 (12/07/09) (a)(b)	11,925,000	11,925,000
	Series 2008 3B-4,
	LOC: Wachovia Bank N.A.
	0.250% 10/01/36 (12/07/09) (a)(b)	21,995,000	21,995,000
FL JEA Energy Systems
	Series 2004 A,
	LOC: State Street Bank & Trust Co.
	0.200% 10/01/34 (12/07/09) (a)(b)	5,000,000	5,000,000
FL JEA Water & Sewer Systems
	Series 2008 B-1,
	SPA: State Street Bank & Trust Co.
	0.210% 10/01/36 (12/07/09) (a)(b)	9,675,000	9,675,000
FL Keys Aqueduct Authority
	Series 2008,
	LOC: TD Bank N.A.
	0.210% 09/01/35 (12/07/09) (a)(b)	10,500,000	10,500,000
FL Lee Memorial Health System
	Series 2009 C,
	LOC: Northern Trust Co.
	0.240% 04/01/33 (12/07/09) (a)(b)	3,000,000	3,000,000
FL Leesburg
	Regional Medical Center,
	Series 2008 B,
	LOC: ScotiaBank
	0.250% 07/01/36 (12/07/09) (a)(b)	8,000,000	8,000,000
Fl Local Goverment Financing Commission
	0.330% 02/09/10	12,783,000	12,783,000
FL Martin County Pollution Control
	Florida Power & Light Co.,
	Series 2000,
	0.270% 07/15/22 (12/01/09) (a)(c)	24,500,000	24,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2008,
	LOC: PNC Bank N.A.
	0.260% 11/15/25 (12/07/09) (a)(b)	18,425,000	18,425,000
FL Miami-Dade County
	0.350% 12/08/09	13,530,000	13,530,000
FL Miami-Dade County Educational Facilities Authority
	Series 2007,
	LOC: Wells Fargo & Co.
	0.250% 04/01/28 (12/07/09) (a)(b)	15,175,000	15,175,000
	Series 2008,
	GTY AGMT: Wells Fargo & Co.
	0.250% 04/01/38 (12/07/09) (a)(b)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Community,
	Series 2002,
	LOC: Northern Trust Co.
	0.300% 04/01/32 (12/07/09) (a)(b)	5,695,000	5,695,000
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2008 E,
	LOC: Branch Banking & Trust
	0.280% 10/01/26 (12/07/09) (a)(b)	4,500,000	4,500,000
	Presbyterian Retirement Communities,
	Series 2006 A,
	LOC: Branch Banking & Trust
	0.250% 11/01/28 (12/07/09) (a)(b)	11,100,000	11,100,000
FL Palm Beach County
	Zoological Society, Inc.,
	Series 2001,
	LOC: Northern Trust Co.
	0.300% 05/01/31 (12/07/09) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
	Series 2009 A-2,
	LOC: Northern Trust Co.
	0.260% 11/01/38 (12/07/09) (a)(b)	9,025,000	9,025,000
	Baycare Health System, Inc.,
	Series 2009 A-3,
	LOC: Wachovia Bank N.A.
	0.250% 11/01/38 (12/07/09) (a)(b)	7,100,000	7,100,000
FL Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.550% 11/01/25 (12/07/09) (a)(b)	17,995,000	17,995,000
FL State
	Series 2003 A,
	5.000% 07/01/10	4,000,000	4,104,317
FL Sunshine Governmental Financing Commission
	0.350% 12/08/09	77,130,000	77,130,000
	0.380% 02/03/10	40,000,000	40,000,000
	0.400% 02/04/10	12,500,000	12,500,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
	0.500% 12/10/09	26,000,000	26,000,000
	Series 1986,
	LOC: Dexia Credit Local:
	0.300% 07/01/16 (12/07/09) (a)(b)	7,980,000	7,980,000
	0.380% 07/01/16 (12/07/09) (a)(b)	33,595,000	33,595,000
FL Tampa Bay Water Utility System
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.720% 10/01/23 (12/07/09) (a)(b)	7,510,000	7,510,000
FLORIDA TOTAL			680,061,641
GEORGIA — 4.5%
GA Atlanta Development Autority
	Georgia Aquarium, Inc.,
	Series 2009,
	LOC: FHLB,
	LOC: Suntrust Bank
	0.240% 10/01/33 (12/07/09) (a)(b)	10,000,000	10,000,000
GA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 03/15/19 (12/07/09) (a)(b)	10,340,000	10,340,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 09/01/23 (12/07/09) (a)(b)	18,520,000	18,520,000
GA Burke County Development Authority
	Georgia Power Co.,
	Series 2009,
	0.200% 07/01/49 (12/02/09) (a)(c)	23,275,000	23,275,000
GA Cobb County Development Authority
	Presbyterian Village Austell,
	Series 2004 B,
	LOC: Branch Banking & Trust
	0.270% 07/01/34 (12/07/09) (a)(b)	7,985,000	7,985,000
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
	GGC Real Estate Parking,
	Series 2007,
	LOC: Wachovia Bank N.A.
	0.240% 06/01/32 (12/07/09) (a)(b)	11,390,000	11,390,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	0.280% 06/01/24 (12/07/09) (a)(b)	2,565,000	2,565,000
GA Fulton County Development Authority
	Mt. Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	0.280% 08/01/35 (12/07/09) (a)(b)	5,000,000	5,000,000
	Woodward Academy, Inc.,
	Series 2006,
	LOC: FHLB,

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	LOC: SunTrust Bank
	0.240% 08/01/31 (12/07/09) (a)(b)	11,000,000	11,000,000
	The Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.280% 12/01/30 (12/07/09) (a)(b)	4,850,000	4,850,000
GA Municipal Electric Authority
	Series 2008 A,
	LOC: Societe Generale
	0.220% 01/01/20 (12/07/09) (a)(b)	14,605,000	14,605,000
	Series 2008 B,
	LOC: Dexia Credit Local
	0.270% 01/01/48 (12/07/09) (a)(b)	42,965,000	42,965,000
	Series 2009 A,
	2.000% 06/21/10	6,000,000	6,050,162
GA Municipal Gas Authority
	Series 2008 E,
	3.000% 12/16/09	37,500,000	37,515,103
	Series 2008,
	2.500% 12/16/09	100,000,000	100,046,603
	Series 2009 G,
	2.000% 05/19/10 (e)	9,500,000	9,568,115
	Series 2009 H,
	2.000% 11/18/10 (e)	6,825,000	6,907,719
GA Private Colleges & Universities Authority
	Emory University,
	Series 2005,
	0.200% 09/01/36 (12/07/09) (a)(c)	17,000,000	17,000,000
	Mercer University:
	Series 2003,
	LOC: Branch Banking & Trust
	0.280% 10/01/32 (12/07/09) (a)(b)	6,575,000	6,575,000
	Series 2006 C,
	LOC: Branch Banking & Trust
	0.280% 10/01/31 (12/07/09) (a)(b)	8,645,000	8,645,000
	Series 2000,
	LIQ FAC: Societe Generale
	0.250% 11/01/30 (12/07/09) (a)(b)(d)	34,435,000	34,435,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.220% 10/01/26 (12/07/09) (a)(b)	5,995,000	5,995,000
GA Thomasville Hospital Authority
	Series 2009,
	LOC: Branch Banking & Trust
	0.280% 11/01/23 (12/07/09) (a)(b)	7,670,000	7,670,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
GA Valdosta & Lowndes County
	Series 1998,
	LOC: Branch Banking & Trust
	0.280% 10/01/23 (12/07/09) (a)(b)	2,895,000	2,895,000
GEORGIA TOTAL			405,797,702
HAWAII — 0.1%
HI Department of Budget & Finance
	Hawaii Pacific Health,
	Series 2009 A,
	LOC: Union Bank N.A.
	0.250% 07/01/35 (12/07/09) (a)(b)	11,100,000	11,100,000
HAWAII TOTAL			11,100,000
IDAHO — 0.7%
ID Housing & Finance Association
	Series 2008 C,
	SPA: BNP Paribas
	0.300% 01/01/40 (12/07/09) (a)(b)	13,500,000	13,500,000
ID State
	Series 2009,
	2.500% 06/30/10	50,000,000	50,604,306
IDAHO TOTAL			64,104,306
ILLINOIS — 5.8%
IL Bolingbrook
	Series 2004 A,
	LOC: Harris Trust & Savings Bank
	0.330% 12/01/29 (12/07/09) (a)(b)	22,475,000	22,475,000
IL Channahon
	Morris Hospital,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.270% 12/01/34 (12/07/09) (a)(b)	4,000,000	4,000,000
IL Chicago Board of Education
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.720% 12/01/31 (12/07/09) (a)(b)	10,280,000	10,280,000
	Series 2008 A,
	LOC: Societe Generale
	0.220% 12/01/23 (12/07/09) (a)(b)	4,000,000	4,000,000
	Series 2009 A2,
	LOC: Northern Trust Co.
	0.230% 03/01/26 (12/07/09) (a)(b)	5,900,000	5,900,000
IL Chicago O’Hare International Airport
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.720% 01/01/17 (12/07/09) (a)(b)	9,455,000	9,455,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	0.310% 12/01/11 (12/07/09) (a)(b)	520,000	520,000
	Series 1997 B,
	LOC: Northern Trust Co.
	0.310% 12/01/14 (12/07/09) (a)(b)	345,000	345,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Chicago Water
	Series 2004-1,
	LOC: California Public Employees’ Retirement System
	0.270% 11/01/31 (12/07/09) (a)(b)	19,865,000	19,865,000
	Series 2004-3,
	LOC: State Street Bank & Trust Co.
	0.270% 11/01/31 (12/07/09) (a)(b)	3,205,000	3,205,000
IL Chicago
	Series 2007,
	SPA: Banco Bilbao Vizcaya
	0.190% 01/01/42 (12/01/09) (a)(b)	7,925,000	7,925,000
	Series 2008 A:
	LIQ FAC: Societe Generale
	0.220% 01/01/30 (12/07/09) (a)(b)(d)	7,305,000	7,305,000
	LOC: Societe Generale
	0.220% 01/01/30 (12/07/09) (a)(b)	3,270,000	3,270,000
	Series 2008 C1,
	LOC: Harris N.A.
	0.190% 01/01/39 (12/01/09) (a)(b)	12,000,000	12,000,000
	Series 2008 C3,
	LOC: Northern Trust Co.
	0.190% 01/01/39 (12/01/09) (a)(b)	10,700,000	10,700,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	0.300% 01/01/13 (12/07/09) (a)(b)	2,145,000	2,145,000
IL Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.250% 01/01/23 (12/07/09) (a)(b)	10,080,000	10,080,000
	0.250% 12/01/25 (12/07/09) (a)(b)	4,685,000	4,685,000
	0.250% 01/01/26 (12/07/09) (a)(b)	6,785,000	6,785,000
	0.250% 01/15/26 (12/07/09) (a)(b)	22,605,000	22,605,000
	0.270% 06/15/29 (12/07/09) (a)(b)	9,510,000	9,510,000
	0.270% 01/01/30 (12/07/09) (a)(b)	7,205,000	7,205,000
	0.270% 12/01/31 (12/07/09) (a)(b)	7,190,000	7,190,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.270% 01/01/37 (12/07/09) (a)(b)	13,200,000	13,200,000
	LIQ FAC: Deutsche Bank AG
	0.270% 07/01/46 (12/07/09) (a)(b)	15,565,000	15,565,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: Bank One N.A.
	0.300% 04/01/21 (12/07/09) (a)(b)	4,100,000	4,100,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	0.300% 08/01/26 (12/07/09) (a)(b)	12,907,000	12,907,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Du Page County
	Benedictine University,
	Series 1999,
	LOC: U.S. Bank N.A.
	0.260% 07/01/24 (12/07/09) (a)(b)	14,530,000	14,530,000
IL Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.250% 01/01/30 (12/07/09) (a)(b)	11,345,000	11,345,000
IL Educational Facilities Authority
	University of Chicago,
	Series 2001 B-2,
	0.520% 07/01/36 (08/26/10) (a)(c)	15,000,000	15,000,000
IL Finance Authority
	Alexian Brothers Health System,
	Series 2004,
	LOC: Bank One N.A.
	0.260% 04/01/35 (12/07/09) (a)(b)	38,600,000	38,600,000
	Bradley University,
	Series 2008 B,
	LOC: Northern Trust Co.
	0.240% 04/01/38 (12/07/09) (a)(b)	4,290,000	4,290,000
	Children’s Memorial Hospital,
	Series 2008 D,
	LOC: JPMorgan Chase Bank
	0.270% 08/15/25 (12/03/09) (a)(b)	17,000,000	17,000,000
	Edward Hospital.
	Series 2008 B-2,
	LOC: JPMorgan Chase Bank
	0.280% 02/01/40 (12/07/09) (a)(b)	19,680,000	19,680,000
	North Shore Senior Center,
	Series 1999,
	LOC: JPMorgan Chase Bank
	0.330% 08/01/29 (12/07/09) (a)(b)	7,000,000	7,000,000
	Northwest Community Hospital,
	Series 2008 C,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/32 (12/07/09) (a)(b)	5,500,000	5,500,000
	OSF Healthcare System,
	Series 2009,
	LOC: National City Bank
	0.210% 11/15/37 (12/07/09) (a)(b)	7,100,000	7,100,000
	Riverside Health System,
	Series 2004,
	LOC: JPMorgan Chase Bank
	0.280% 11/15/29 (12/07/09) (a)(b)	4,225,000	4,225,000
	University of Chicago Medical Center,
	Series 2009 B-2,
	LOC: Bank of Montreal
	0.200% 08/15/26 (12/07/09) (a)(b)	9,885,000	9,885,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	LIQ FAC: FHLMC
	0.340% 08/01/38 (12/07/09) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.720% 06/15/29 (12/07/09) (a)(b)	32,395,000	32,395,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL RBC Municipal Products, Inc., Trust
	Series 2008 E10,
	LOC: Royal Bank of Canada
	0.290% 03/01/11 (12/07/09) (a)(b)(d)	10,000,000	10,000,000
IL Regional Transportation Authority
	Series 2004,
	GTY AGMT: Dexia Credit Local
	0.720% 07/01/29 (12/07/09) (a)(b)	46,775,000	46,775,000
	Series 2008 A,
	LOC: Societe Generale
	0.220% 06/01/19 (12/07/09) (a)(b)	4,000,000	4,000,000
IL Springfield Electric Revenue
	Series 2008,
	LIQ FAC: PB Capital Corp.
	0.290% 03/01/15 (12/07/09) (a)(b)	10,105,000	10,105,000
IL Village of Brookfield
	Chicago Zoological Society,
	Series 2008 PJ,
	LOC: Northern Trust Co.
	0.300% 06/01/38 (12/07/09) (a)(b)	23,850,000	23,850,000
ILLINOIS TOTAL			525,647,000
INDIANA — 4.4%
IN Bond Bank
	Series 2009 A,
	SPA: JPMorgan Chase & Co.
	2.000% 01/06/10	16,500,000	16,523,364
	Series 2009,
	LIQ FAC: JPMorgan Chase & Co.
	2.000% 01/05/10	50,000,000	50,042,647
IN Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG:
	0.250% 07/15/27 (12/07/09) (a)(b)	5,250,000	5,250,000
	0.270% 07/15/18 (12/07/09) (a)(b)	1,475,000	1,475,000
	0.270% 01/15/20 (12/07/09) (a)(b)	4,115,000	4,115,000
IN Development Finance Authority
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Old National Bank,
	LOC: Wells Fargo Bank N.A.
	0.390% 07/01/17 (12/07/09) (a)(b)	1,455,000	1,455,000
	Republic Services, Inc,
	Series 2005,
	LOC: JPMorgan Chase Bank
	0.190% 11/01/35 (12/01/09) (a)(b)	10,500,000	10,500,000
	Series 2005,
	LOC: National City Bank of Indiana
	0.290% 01/01/27 (12/07/09) (a)(b)	6,020,000	6,020,000
IN Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.300% 01/01/15 (12/07/09) (a)(b)	9,505,000	9,505,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
IN Elkhart County Hospital Authority
	Elkhart General Hospital, Inc.,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.270% 05/01/33 (12/07/09) (a)(b)	13,400,000	13,400,000
IN Finance Authority
	Northside Christian Church,
	Series 2007,
	LOC: National City Bank
	0.240% 12/01/32 (12/07/09) (a)(b)	9,440,000	9,440,000
	Retirement Living, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.300% 03/01/39 (12/07/09) (a)(b)	12,000,000	12,000,000
	Series 2005,
	LOC: National City Bank
	0.290% 11/01/27 (12/07/09) (a)(b)	5,110,000	5,110,000
	Sisters of St. Francis Health:
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.220% 11/01/41 (12/07/09) (a)(b)	16,500,000	16,500,000
	Series 2008 F,
	LOC: Bank of New York
	0.260% 09/01/48 (12/07/09) (a)(b)	5,000,000	5,000,000
	Series 2008 G,
	LOC: Bank of New York
	0.260% 09/01/48 (12/07/09) (a)(b)	5,250,000	5,250,000
	Series 2008 H,
	LOC: JPMorgan Chase Bank
	0.230% 09/01/48 (12/02/09) (a)(b)	7,000,000	7,000,000
	Series 2008 I,
	LOC: Wells Fargo Bank N.A.
	0.210% 11/01/37 (12/07/09) (a)(b)	10,760,000	10,760,000
	Series 2008 J,
	LOC: Wells Fargo Bank N.A.
	0.260% 11/01/37 (12/07/09) (a)(b)	6,000,000	6,000,000
	Trinity Health:
	Series 2008 D1,
	0.210% 12/01/34 (12/07/09) (a)(c)	21,000,000	21,000,000
	Series 2008 D2,
	0.210% 12/01/34 (12/07/09) (a)(c)	21,250,000	21,250,000
	Universty of Indianapolis,
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.240% 10/01/38 (12/07/09) (a)(b)	30,000,000	30,000,000
IN Health & Educational Facility Financing Authority
	Community Hospital of Lagrange,
	Series 2007,
	LOC: National City Bank
	0.240% 11/01/32 (12/07/09) (a)(b)	23,765,000	23,765,000
	Rehabilitation Hospital of Indiana,
	Series 1990,
	LOC: National City Bank
	0.240% 11/01/20 (12/07/09) (a)(b)	13,450,000	13,450,000
	Riverview Hospital,
	Series 2004,
	LOC: National City Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.240% 08/01/32 (12/07/09) (a)(b)	18,400,000	18,400,000
IN Health Facility Financing Authority
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: National City Bank
	0.240% 05/01/35 (12/07/09) (a)(b)	17,900,000	17,900,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky N.A.
	0.800% 04/01/20 (12/07/09) (a)(b)	2,000,000	2,000,000
IN Henry County Economic Development
	Henry County YMCA, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	0.310% 02/15/24 (12/07/09) (a)(b)	1,160,000	1,160,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2009 B,
	0.780% 01/15/10	24,650,000	24,650,000
IN Lawrenceburg Pollution Control
	Indiana Michigan Power Co.,
	Series 2008 I,
	LOC: JPMorgan Chase Bank
	0.250% 10/01/19 (12/07/09) (a)(b)	12,000,000	12,000,000
IN Mount Vernon
	Pollution Control & Solid Waste Disposal Revenue,
	General Electric Co.,
	Series 2004,
	0.190% 12/01/14 (12/01/09) (a)(c)	9,800,000	9,800,000
IN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.290% 06/01/29 (12/07/09) (a)(b)	6,405,000	6,405,000
INDIANA TOTAL			397,126,011
IOWA — 0.6%
IA Des Moines Methodist System, Inc.
	Iowa Methodist Medical Center,
	Series 1985,
	LOC: Wachovia Bank N.A.
	0.300% 08/01/15 (12/07/09) (a)(b)	23,000,000	23,000,000
IA Evansdale
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	0.290% 09/01/30 (12/07/09) (a)(b)	4,530,000	4,530,000
IA Finance Authority
	Series 2009 A,
	2.500% 06/23/10	20,000,000	20,216,701
	Series 2009 B,
	LOC: U.S. Bank N.A.
	2.500% 06/23/10	5,000,000	5,056,170

		Par ($)	Value ($)
Municipal Bonds — (continued)
IOWA — (continued)
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.390% 11/01/13 (12/07/09) (a)(b)	510,000	510,000
IOWA TOTAL			53,312,871
KANSAS — 0.8%
KS Department of Transportation
	Series 2002 B-3,
	SPA: Barclays Bank PLC
	0.240% 09/01/19 (12/03/09) (a)(b)	50,000,000	50,000,000
	Series 2004 C2,
	SPA: JPMorgan Chase Bank
	0.200% 09/01/22 (12/07/09) (a)(b)	17,500,000	17,500,000
KS University of Kansas Hospital Authority
	Jayhawk Primary Care, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	0.220% 09/01/34 (12/01/09) (a)(b)	4,460,000	4,460,000
KANSAS TOTAL			71,960,000
KENTUCKY — 0.9%
KY Area Development Districts
	Series 2000,
	LOC: Wachovia Bank N.A.
	0.240% 06/01/33 (12/07/09) (a)(b)	10,310,000	10,310,000
KY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 02/01/22 (12/07/09) (a)(b)	9,995,000	9,995,000
KY Christian County Associates of Leasing Trust
	Series 2007 A,
	LOC: U.S. Bank N.A.
	0.190% 04/01/37 (12/01/09) (a)(b)	6,210,000	6,210,000
KY Economic Development Finance Authority
	Goodwill Industries,
	Series 2003,
	LOC: PNC Bank N.A.
	0.290% 08/01/23 (12/07/09) (a)(b)	8,035,000	8,035,000
KY Kenton County Industrial Building Authority
	Series 1984,
	LOC: Morgan Guaranty Trust
	0.550% 12/01/14 (12/07/09) (a)(b)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
	YMCA of Central Kentucky,
	Series 1999,
	LOC: Bank One Kentucky N.A.
	0.300% 07/01/19 (12/07/09) (a)(b)	1,335,000	1,335,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
KENTUCKY — (continued)
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.230% 06/01/34 (12/07/09) (a)(b)	4,534,000	4,534,000
KY Richmond City
	Series 2006 A,
	LOC: U.S. Bank N.A.
	0.230% 03/01/36 (12/07/09) (a)(b)	18,385,000	18,385,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.190% 09/01/34 (12/01/09) (a)(b)	11,080,000	11,080,000
KY Williamstown League of Cities Funding Trust
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.230% 12/01/38 (12/07/09) (a)(b)	4,940,000	4,940,000
KENTUCKY TOTAL			81,824,000
LOUISIANA — 0.6%
LA Parish of St James
	0.450% 01/15/10	28,000,000	28,000,000
LA Parish of St. Charles
	Motiva Enterprises LLC,
	Series 1992 B,
	0.200% 10/01/22 (12/01/09) (a)(c)	7,900,000	7,900,000
LA Public Facilities Authority
	Series 2008 C,
	LIQ FAC: PB Capital Corp.
	0.290% 02/15/15 (12/07/09) (a)(b)	14,060,000	14,060,000
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.
	0.800% 12/01/16 (12/07/09) (a)(b)	3,080,000	3,080,000
LOUISIANA TOTAL			53,040,000
MAINE — 0.1%
ME Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.260% 07/01/37 (12/07/09) (a)(b)	6,765,000	6,765,000
MAINE TOTAL			6,765,000
MARYLAND — 1.5%
MD Baltimore County Economic Development Authority
	Torah Institution Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.280% 07/01/24 (12/07/09) (a)(b)	3,280,000	3,280,000
MD Baltimore Port Facilities Authority
	Occidental Petroleum Corp.,
	Series 1981,
	LOC: BNP Paribas
	0.330% 10/14/11 (12/15/09) (a)(b)	29,900,000	29,900,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 10/01/33 (12/07/09) (a)(b)	4,185,000	4,185,000
MD County of Prince Georges
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.250% 07/01/34 (12/07/09) (a)(b)	13,710,000	13,710,000
MD Easton
	William Hill Manor, Inc.,
	Series 2008,
	LOC: Branch Banking & Trust
	0.280% 01/01/38 (12/07/09) (a)(b)	5,775,000	5,775,000
MD Health & Higher Educational Facilities Authority
	Frederick Memorial Hospital,
	Series 2008,
	LOC: Branch Banking & Trust
	0.280% 07/01/35 (12/07/09) (a)(b)	8,000,000	8,000,000
	Series 2006,
	GTY AGMT: Merrill Lynch
	1.220% 07/01/36 (12/07/09) (a)(b)(f)	34,465,000	34,465,000
MD Industrial Development Financing Authority
	Bethesda Cultural Alliance,
	Series 2006,
	LOC: Branch Banking & Trust
	0.280% 09/01/26 (12/07/09) (a)(b)	4,425,000	4,425,000
MD Stadium Authority Lease Revenue
	Series 2007,
	SPA: Dexia Credit Local
	0.350% 03/01/26 (12/07/09) (a)(b)	33,530,000	33,530,000
MARYLAND TOTAL			137,270,000
MASSACHUSETTS — 3.0%
MA Bay Transportation Authority
	Series 2008,
	LIQ FAC: Dexia Credit Local
	0.400% 07/01/26 (12/07/09) (a)(b)	82,844,000	82,844,000
MA BB&T Municipal Trust
	Series 2007 2061,
	LOC: Branch Banking & Trust
	0.280% 12/01/14 (12/07/09) (a)(b)	7,940,000	7,940,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 07/01/23 (12/07/09) (a)(b)	16,525,000	16,525,000
MA Development Finance Agency
	Abby Kelly Foster Charter,
	Series 2008,
	LOC: TD Banknorth N.A.
	0.240% 09/01/38 (12/03/09) (a)(b)	7,305,000	7,305,000
	Boston University,

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Series 2008 U-1,
	LOC: Bank of Nova Scotia
	0.200% 10/01/40 (12/03/09) (a)(b)	2,870,000	2,870,000
	ISO New England, Inc.,
	Series 2005,
	LOC: TD Bank N.A.
	0.190% 02/01/32 (12/07/09) (a)(b)	3,465,000	3,465,000
MA Health & Educational Facilities Authority
	Baystate Medical Center, Inc.,
	Series 2009 J-2,
	LOC: JPMorgan Chase Bank
	0.190% 07/01/44 (12/01/09) (a)(b)	2,090,000	2,090,000
	Massachusetts Institute of Technology,
	Series 2001 J-2,
	0.220% 07/01/31 (12/03/09) (a)(c)	23,630,000	23,630,000
MA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 07/01/10 (12/03/09) (a)(b)(d)	13,815,000	13,815,000
MA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: Dexia Credit Local
	0.710% 07/01/30 (12/03/09) (a)(b)	4,505,000	4,505,000
MA State
	Series 2000 B,
	SPA: State Street Bank & Trust Co.
	0.210% 12/01/30 (12/01/09) (a)(b)	4,425,000	4,425,000
	Series 2006 A,
	SPA: Dexia Credit Local
	0.250% 03/01/26 (12/01/09) (a)(b)	27,770,000	27,770,000
	Series 2007,
	LOC: Dexia Credit Local
	0.470% 01/01/34 (12/03/09) (a)(b)	31,970,000	31,970,000
MA Water Resources Authority
	Series 2008 E,
	SPA: JPMorgan Chase & Co.
	0.260% 08/01/37 (12/03/09) (a)(b)	46,450,000	46,450,000
MASSACHUSETTS TOTAL			275,604,000
MICHIGAN — 1.6%
MI Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.250% 12/01/31 (12/07/09) (a)(b)	2,655,000	2,655,000
MI Green Lake Township Economic Development Corp.
	Inderlochen Center for Arts,
	Series 2004,
	LOC: Harris N.A.
	0.190% 06/01/34 (12/07/09) (a)(b)	2,800,000	2,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Hancock Hospital Finance Authority
	Portage Health Systems, Inc.,
	Series 2006,
	LOC: National City Bank
	0.240% 08/01/31 (12/07/09) (a)(b)	24,235,000	24,235,000
MI Higher Education Facilities Authority
	Hope College,
	Series 2004,
	LOC: Bank One N.A.
	0.240% 04/01/34 (12/07/09) (a)(b)	8,305,000	8,305,000
MI Hospital Finance Authority
	Ascension Health Credit Group,
	Series 1999 B1,
	0.700% 11/15/33 (01/06/10) (a)(c)	17,675,000	17,674,602
	Henry Ford Health System,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.220% 11/15/42 (12/02/09) (a)(b)	16,730,000	16,730,000
	McLaren Health Care Corp.,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.220% 10/15/30 (12/07/09) (a)(b)	24,485,000	24,485,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 06/01/20 (12/07/09) (a)(b)(d)	3,150,000	3,150,000
MI JPMorgan Chase Putters/Drivers Trust
	Series 2008 3263,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 10/01/10 (12/07/09) (a)(b)(d)	1,230,000	1,230,000
MI Municipal Bond Authority
	Series 2009 C2,
	LOC: JPMorgan Chase Bank
	2.500% 08/20/10	20,000,000	20,234,867
	Series 2009 C3,
	LOC: ScotiaBank
	2.500% 08/20/10	10,000,000	10,117,433
MI Wayne County Airport Authority
	Series 2008 D,
	LOC: Wachovia Bank N.A.
	0.240% 12/01/21 (12/07/09) (a)(b)	16,575,000	16,575,000
MICHIGAN TOTAL			148,191,902
MINNESOTA — 0.8%
MN Community Development Agency
	Series 1995 A,
	LOC: U.S. Bank N.A.
	0.270% 10/01/24 (12/07/09) (a)(b)	4,140,000	4,140,000
MN Dakota County Housing & Redevelopment Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.400% 06/01/29 (12/07/09) (a)(b)	18,650,000	18,650,000
MN Edina
	Multi-Family Housing,
	Series 1999,
	LIQ FAC: FHLMC
	0.260% 12/01/29 (12/07/09) (a)(b)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
MN Midwest Consortium of Municipal Utilities
	Series 2005 B,
	LOC: U.S. Bank N.A.
	0.240% 10/01/35 (12/07/09) (a)(b)	2,355,000	2,355,000
MN Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.400% 05/01/31 (12/03/09) (a)(b)	13,150,000	13,150,000
MN Robbinsdale
	North Memorial Health Care,
	Series 2008 A-1,
	LOC: Well Fargo Bank N.A.
	0.260% 05/01/33 (12/07/09) (a)(b)	5,500,000	5,500,000
MN School District Capital Equipment Borrowing Program
	Series 2009,
	2.000% 09/10/10	9,500,000	9,608,320
MN University of Minnesota
	Series 2008 A,
	0.250% 08/15/31 (12/07/09) (a)(c)	7,250,000	7,250,000
MINNESOTA TOTAL			70,653,320
MISSOURI — 2.7%
MO Cape Girardeau County Industrial Development Authority
	St. Francis Medical Center,
	Series 2009 B,
	LOC: Wells Fargo Bank N.A.
	0.280% 06/01/39 (12/07/09) (a)(b)	4,200,000	4,200,000
MO Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.270% 04/15/19 (12/07/09) (a)(b)	9,720,000	9,720,000
MO Development Finance Board
	Nelson Gallery Foundation:
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.190% 12/01/33 (12/01/09) (a)(b)	19,650,000	19,650,000
	Series 2008 A,
	SPA: JPMorgan Chase Bank
	0.190% 12/01/37 (12/01/09) (a)(b)	3,965,000	3,965,000
MO Health & Educational Facilities Authority
	Ascension Health,
	Series 2003 C2,
	0.730% 11/15/39 (03/03/10) (a)(c)	20,000,000	20,000,000
	Bethesda Health Group, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	0.220% 08/01/34 (12/01/09) (a)(b)	5,100,000	5,100,000
	Children’s Mercy Hospital,
	Series 2008,
	LOC: UBS AG
	0.250% 05/15/32 (12/07/09) (a)(b)	7,300,000	7,300,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
	Series 2009 C4,
	0.390% 11/15/26 (05/17/10) (a)(c)	10,950,000	10,950,000
	SSM Healthcare Corp.:
	Series 2005 B,
	0.620% 06/01/35 (12/03/09) (a)(c)	10,000,000	10,000,000
	Series 2005 C-3,
	SPA: UBS AG
	0.230% 06/01/33 (12/07/09) (a)(b)	29,500,000	29,500,000
	Series 2005 C-5,
	SPA: U.S. Bank N.A.
	0.210% 06/01/33 (12/07/09) (a)(b)	8,600,000	8,600,000
	Washington University,
	Series 2000 A,
	Pre-refunded 03/01/10,
	6.000% 03/01/30 (03/01/10) (a)(c)	12,875,000	13,177,859
MO Joint Municipal Electric Utility Commission
	Series 2007 A,
	LIQ FAC: Citibank N.A.
	0.250% 01/01/14 (12/07/09) (a)(b)	11,410,000	11,410,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.310% 11/01/32 (12/07/09) (a)(b)	3,375,000	3,375,000
MO St. Joseph Industrial Development Authority
	Heartland Regional Medical,
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.210% 11/15/43 (12/07/09) (a)(b)	16,000,000	16,000,000
MO St. Louis Airport
	Series 2005,
	SPA: Deutsche Bank AG
	0.270% 07/01/31 (12/07/09) (a)(b)	43,905,000	43,905,000
MO University of Missouri Curators
	Series 2009,
	2.000% 06/30/10	25,000,000	25,230,274
MISSOURI TOTAL			242,083,133
NEBRASKA — 0.7%
NE Central Plains Energy Project
	Series 2009 2,
	SPA: Royal Bank of Canada
	0.250% 08/01/39 (12/03/09) (a)(b)	45,000,000	45,000,000
NE Lincoln County
	Series 2009,
	0.350% 02/12/10	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEBRASKA — (continued)
NE Omaha Public Power District
	Series 2009,
	0.350% 12/08/09	10,000,000	10,000,000
NEBRASKA TOTAL			65,000,000
NEVADA — 1.7%
NV Clark County Airport
	Series 2009 A,
	2.500% 07/15/10	30,000,000	30,304,474
NV Clark County Highway Motor Vehicle Authority
	0.330% 01/06/10	7,500,000	7,500,000
NV Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.270% 06/15/24 (12/07/09) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.250% 05/01/36 (12/07/09) (a)(b)	24,740,000	24,740,000
	Series 2007,
	LOC: U.S. Bank N.A.
	0.260% 07/01/26 (12/07/09) (a)(b)	10,135,000	10,135,000
NV Reno
	Renown Regional Medical Center,
	Series 2008 B,
	LOC: Union Bank of California N.A.
	0.260% 06/01/41 (12/07/09) (a)(b)	21,400,000	21,400,000
	Series 2008 25G,
	GTY AGMT: Goldman Sachs
	0.220% 06/01/19 (12/07/09) (a)(b)	12,490,000	12,490,000
	Series 2008 25GZ,
	GTY AGMT: Goldman Sachs
	0.220% 06/01/51 (12/07/09) (a)(b)	40,620,000	40,620,000
NEVADA TOTAL			152,069,474
NEW HAMPSHIRE — 0.4%
NH Business Finance Authority
	Littleton Region Hospital,
	Series 2007,
	LOC: TD Banknorth N.A.
	0.250% 10/01/37 (12/01/09) (a)(b)	19,800,000	19,800,000
	New Hampshire Public Radio,
	Series 2008 A,
	LOC: TD Banknorth N.A.
	0.270% 06/01/38 (12/07/09) (a)(b)	3,615,000	3,615,000
NH Health & Education Facilities Authority
	Southern New Hampshire University,
	Series 2008,
	LOC: T.D. Banknorth N.A.
	0.230% 01/01/39 (12/07/09) (a)(b)	12,730,000	12,730,000
NEW HAMPSHIRE TOTAL			36,145,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW JERSEY — 3.3%
NJ Health Care Facilities Financing Authority
	AHS Hospital Corp.,
	Series 2008 C,
	LOC: JPMorgan Chase Bank
	0.250% 07/01/36 (12/07/09) (a)(b)	17,380,000	17,380,000
NJ BB&T Municipal Trust
	Series 2007 2056,
	LOC: Branch Banking & Trust
	0.280% 09/01/15 (12/07/09) (a)(b)	10,310,000	10,310,000
NJ Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.250% 01/01/21 (12/07/09) (a)(b)	2,375,000	2,375,000
NJ Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.710% 12/15/21 (12/07/09) (a)(b)	16,415,000	16,415,000
NJ State
	Series 2006,
	LIQ FAC: Dexia Credit Local
	0.720% 07/01/19 (12/07/09) (a)(b)	8,240,000	8,240,000
NJ Transportation Trust Fund Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.750% 12/15/30 (12/07/09) (a)(b)	42,415,000	42,415,000
NJ Turnpike Authority
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.710% 01/01/16 (12/07/09) (a)(b)	10,140,000	10,140,000
	Series 2009:
	2.250% 12/31/09	175,000,000	175,106,254
	LOC: ScotiaBank
	0.270% 01/01/24 (12/07/09) (a)(b)	4,900,000	4,900,000
NJ Union County Industrial Pollution Control Financing Authority
	Exxon Mobil Corp.,
	Series 1989,
	0.130% 10/01/24 (12/01/09) (a)(c)	16,600,000	16,600,000
NEW JERSEY TOTAL			303,881,254
NEW MEXICO — 0.9%
NM Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.250% 06/01/36 (12/07/09) (a)(b)	18,455,000	18,455,000
NM Farmington Pollution Control
	Arizona Public Service Co.,
	Series 1994,
	LOC: Barclays Bank PLC
	0.220% 05/01/24 (12/01/09) (a)(b)	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — (continued)
NM Municipal Energy Acquisition Authority
	Series 2009,
	SPA: Royal Bank of Canada
	0.270% 11/01/39 (12/03/09) (a)(b)	35,000,000	35,000,000
NM Transportation Finacial Authority
	Series 2008 A2,
	LOC: UBS AG
	0.220% 06/15/24 (12/07/09) (a)(b)	20,000,000	20,000,000
NEW MEXICO TOTAL			78,455,000
NEW YORK — 5.7%
NY BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 01/01/24 (12/07/09) (a)(b)	12,575,000	12,575,000
	Series 2009,
	LOC: Branch Banking & Trust:
	0.340% 09/01/20 (12/07/09) (a)(b)(d)	17,420,000	17,420,000
	0.370% 06/01/17 (12/07/09) (a)(b)(d)	33,295,000	33,295,000
NY Dormitory Authority
	Cornell University:
	Series 2000 A,
	SPA: JPMorgan Chase Bank
	0.220% 07/01/29 (12/07/09) (a)(b)	18,495,000	18,495,000
	Series 2004 A
	SPA: HSBC Bank USA N.A.
	0.220% 07/01/33 (12/07/09) (a)(b)	15,080,000	15,080,000
	Series 2003 D-2H,
	LOC: Royal Bank of Canada
	0.220% 02/15/31 (12/03/09) (a)(b)	9,200,000	9,200,000
	Series 2006 L 1-A-2,
	LOC: Citizens Bank,
	LOC: FHLB
	0.220% 09/01/36 (12/07/09) (a)(b)	10,000,000	10,000,000
NY Housing Finance Agency
	Series 2009 B,
	LOC: Wachovia Bank N.A.
	0.230% 05/01/42 (12/02/09) (a)(b)	20,000,000	20,000,000
NY Local Government Assistance Corp.
	Series 2008 B,
	SPA: Dexia Credit Local
	0.300% 04/01/21 (12/02/09) (a)(b)	43,400,000	43,400,000
NY New York City Housing Development Corp.
	Multi-Family Housing,
	96th Street Associates LP,
	Series 1997 A,
	LIQ FAC: FNMA
	0.250% 11/15/19 (12/02/09) (a)(b)	18,125,000	18,125,000
NY New York City Municipal Water Finance Authority
	Series 2001 F-1,
	SPA: Dexia Credit Local
	0.260% 06/15/33 (12/01/09) (a)(b)	26,100,000	26,100,000
	Series 2003 F-1A,
	SPA: Wachoiva Bank N.A.
	0.180% 06/15/35 (12/03/09) (a)(b)	20,000,000	20,000,000
	Series 2005 AA-1,

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	0.220% 06/15/32 (12/01/09) (a)(c)	45,245,000	45,245,000
	Series 2008 B-1,
	SPA: JPMorgan Chase Bank
	0.250% 06/15/24 (12/03/09) (a)(b)	25,100,000	25,100,000
	Series 2008 B-2,
	SPA: Lloyds TSB Bank PLC
	0.210% 06/15/24 (12/01/09) (a)(b)	5,100,000	5,100,000
NY New York City Transitional Finance Authority
	Series 1999 B3,
	SPA: JPMorgan Chase Bank
	0.270% 11/01/28 (12/07/09) (a)(b)	20,800,000	20,800,000
	Series 2002 1C,
	LIQ FAC: JPMorgan Chase Bank
	0.220% 11/01/22 (12/01/09) (a)(b)	18,235,000	18,235,000
	Series 2002 2A,
	LIQ FAC: Dexia Credit Local
	0.210% 11/01/22 (12/01/09) (a)(b)	25,830,000	25,830,000
NY New York City
	Series 1993 E-2,
	LOC: JPMorgan Chase Bank
	0.210% 08/01/20 (12/01/09) (a)(b)	6,500,000	6,500,000
	Series 1993 E4,
	LOC: Fortis Bank SA/NV
	0.200% 08/01/22 (12/01/09) (a)(b)	1,255,000	1,255,000
	Series 2004 H-3,
	LOC: Bank of New York
	0.220% 03/01/34 (12/07/09) (a)(b)	12,305,000	12,305,000
NY Power Authority
	Series 1985,
	LIQ FAC: Bank of Nova Scotia
	0.400% 03/01/16 (03/01/10) (a)(b)	31,270,000	31,270,000
NY Suffolk County
	Series 2009,
	1.500% 09/09/10	40,000,000	40,337,684
NY Syracuse Industrial Development Agency
	Syracuse University,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.230% 12/01/35 (12/02/09) (a)(b)	12,200,000	12,200,000
NY Triborough Bridge & Tunnel Authority
	Series 2009 A1,
	2.000% 11/15/38 (01/20/10) (a)(c)	25,000,000	25,046,019
NEW YORK TOTAL			512,913,703
NORTH CAROLINA — 4.4%
NC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust:
	0.340% 10/01/18 (12/07/09) (a)(b)(d)	10,880,000	10,880,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	0.340% 05/01/24 (12/07/09) (a)(b)(d)	6,975,000	6,975,000
	0.340% 05/31/24 (12/07/09) (a)(b)	16,325,000	16,325,000
	0.340% 06/01/24 (12/07/09) (a)(b)	14,245,000	14,245,000
	0.340% 06/01/24 (12/07/09) (a)(b)	20,265,000	20,265,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 03/01/24 (12/07/09) (a)(b)	6,135,000	6,135,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 04/01/24 (12/07/09) (a)(b)	16,700,000	16,700,000
NC Capital Facilities Finance Agency
	Educational Facilities Revenue:
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.280% 07/01/19 (12/07/09) (a)(b)	4,800,000	4,800,000
	High Point University,
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 12/01/29 (12/07/09) (a)(b)	6,950,000	6,950,000
	Series 2008,
	LIQ FAC: Wells Fargo & Co.
	0.270% 10/01/44 (12/07/09) (a)(b)	8,575,000	8,575,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust
	0.280% 09/01/31 (12/07/09) (a)(b)	3,700,000	3,700,000
	Union Academy,
	Series 2007,
	LOC: Wachovia Bank N.A.
	0.240% 12/01/29 (12/07/09) (a)(b)	6,175,000	6,175,000
	High Point University,
	Series 2008,
	LOC: Branch Banking & Trust
	0.280% 05/01/30 (12/07/09) (a)(b)	5,000,000	5,000,000
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
	Cleveland County Family YMCA,
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 06/01/32 (12/07/09) (a)(b)	10,800,000	10,800,000
NC Educational Facilities Finance Agency
	Series 1991 B,
	0.230% 12/01/21 (12/07/09) (a)(c)	8,650,000	8,650,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust
	0.280% 12/01/30 (12/07/09) (a)(b)	12,375,000	12,375,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust
	0.280% 02/01/23 (12/07/09) (a)(b)	5,055,000	5,055,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Medical Care Commission
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.280% 11/01/38 (12/07/09) (a)(b)	5,000,000	5,000,000
	FirstHealth of the Carolinas,
	Series 2009 B,
	SPA: Branch Banking & Trust
	0.220% 10/01/39 (12/07/09) (a)(b)	15,200,000	15,200,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust
	0.280% 05/01/18 (12/07/09) (a)(b)	1,880,000	1,880,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust
	0.280% 09/01/21 (12/07/09) (a)(b)	4,060,000	4,060,000
	Series 2008 B,
	SPA: Branch Banking & Trust
	0.250% 11/01/28 (12/07/09) (a)(b)	25,840,000	25,840,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.280% 06/01/37 (12/07/09) (a)(b)	7,050,000	7,050,000
	United Methodist Retirement Homes,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.280% 10/01/35 (12/07/09) (a)(b)	4,805,000	4,805,000
	University Health Systems:
	Series 2008 B-1,
	LOC: Branch Banking & Trust
	0.210% 12/01/36 (12/07/09) (a)(b)	4,900,000	4,900,000
	Series 2008 B-2,
	LOC: Branch Banking & Trust
	0.260% 12/01/36 (12/07/09) (a)(b)	10,330,000	10,330,000
	Wake Forest University Health Sciences:
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.230% 07/01/34 (12/07/09) (a)(b)	23,300,000	23,300,000
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.230% 07/01/34 (12/07/09) (a)(b)	12,100,000	12,100,000
	Wakemed,
	Series 2009 B,
	LOC: Wachovia Bank N.A.
	0.250% 10/01/38 (12/07/09) (a)(b)	9,300,000	9,300,000
	Series 2009 C,
	LOC: Wachovia Bank N.A.
	0.240% 10/01/26 (12/07/09) (a)(b)	14,965,000	14,965,000
	Wayne Health Corp.,
	Series 2009,
	LOC: Branch Banking & Trust
	0.260% 10/01/36 (12/07/09) (a)(b)	9,360,000	9,360,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust
	0.280% 09/01/22 (12/07/09) (a)(b)	7,000,000	7,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC State
	Series 2002 B,
	SPA: Wachovia Bank N.A.
	0.190% 06/01/19 (12/02/09) (a)(b)	11,790,000	11,790,000
	Series 2004,
	5.000% 03/01/10	10,000,000	10,110,909
	Series 2007,
	5.000% 03/01/10	11,380,000	11,501,281
NC Union County
	Series 2004 B,
	SPA: Branch Banking & Trust
	0.230% 03/01/20 (12/07/09) (a)(b)	20,865,000	20,865,000
	Series 2007 C,
	SPA: Branch Banking & Trust
	0.230% 03/01/33 (12/07/09) (a)(b)	14,385,000	14,385,000
NC University of North Carolina at Chapel Hill
	Series 2006,
	LIQ FAC: Morgan Stanley
	0.250% 12/01/34 (12/07/09) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity,
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 11/01/32 (12/07/09) (a)(b)	4,200,000	4,200,000
NORTH CAROLINA TOTAL			397,232,190
OHIO — 4.6%
OH Air Quality Development Authority
	Ohio Valley Electric Corp.:
	Series 2009 C,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.270% 02/01/26 (12/07/09) (a)(b)	3,600,000	3,600,000
	Series 2009 D,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.290% 02/01/26 (12/07/09) (a)(b)	3,570,000	3,570,000
OH Cleveland-Cuyahoga County Port Authority
	Carnegie/89th Garage Service,
	Series 2007
	LOC: JPMorgan Chase Bank
	0.200% 01/01/37 (12/03/09) (a)(b)	21,205,000	21,205,000
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.240% 01/01/31 (12/07/09) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	0.250% 12/10/09	4,000,000	4,000,000
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.250% 03/01/34 (12/07/09) (a)(b)	27,150,000	27,150,000
	Series 2005,
	LOC: U.S. Bank N.A.:
	0.250% 07/01/35 (12/03/09) (a)(b)	35,205,000	35,205,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	1.000% 07/01/35 (12/03/09) (a)(b)	500,000	500,000
OH Cuyahoga County Hospital
	Series 2005,
	LOC: National City Bank
	0.240% 02/01/35 (12/07/09) (a)(b)	73,240,000	73,240,000
	Sisters Charity Health Systems,
	Series 2000,
	LOC: National City Bank
	0.240% 11/01/30 (12/07/09) (a)(b)	31,000,000	31,000,000
OH Deutsche Bank Spears/Lifers Trust
	Series 2008,
	GTY AGMT: Deutsche Bank AG
	0.270% 01/01/28 (12/07/09) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
	Series 2006,
	LOC: U.S. Bank N.A.
	0.260% 12/01/33 (12/07/09) (a)(b)	3,920,000	3,920,000
OH Franklin County Health Care Facilities
	Traditions Healthcare,
	Series 2005,
	LOC: U.S. Bank N.A.
	0.290% 06/01/30 (12/07/09) (a)(b)	18,985,000	18,985,000
OH Franklin County
	Presbyterian Retirement System,
	Series 2006 B,
	LOC: National City Bank
	0.240% 07/01/29 (12/07/09) (a)(b)	16,675,000	16,675,000
OH Higher Educational Facility Authority
	Capital University,
	Series 2006,
	LOC: National City Bank
	0.240% 12/01/31 (12/07/09) (a)(b)	29,530,000	29,530,000
	Series 2005,
	LOC: National City Bank
	0.240% 05/01/30 (12/07/09) (a)(b)	12,100,000	12,100,000
	Tiffin University,
	Series 2007,
	LOC: National City Bank
	0.240% 08/01/22 (12/07/09) (a)(b)	12,810,000	12,810,000
OH Huron County
	Fisher-Titus Medical Center,
	Series 2003 A,
	LOC: National City Bank
	0.240% 12/01/27 (12/07/09) (a)(b)	9,280,000	9,280,000
	Norwalk Area Health System,
	Series 2003,
	LOC: National City Bank
	0.240% 12/01/27 (12/07/09) (a)(b)	6,855,000	6,855,000
OH Knox County
	Knox Community Hospital,
	Series 2004,
	LOC: National City Bank
	0.240% 12/01/29 (12/07/09) (a)(b)	16,000,000	16,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
OH Middletown Hospital Facilities
	Atrium Medical Center:
	Series 2008 A,
	LOC: JPMorgan Chase & Co.
	0.240% 11/15/39 (12/07/09) (a)(b)	14,095,000	14,095,000
	Series 2008 B,
	LOC: JPMorgan Chase & Co.
	0.240% 11/15/39 (12/07/09) (a)(b)	14,570,000	14,570,000
OH Ohio State University
	0.350% 03/11/10	20,000,000	20,000,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: National City Bank
	0.290% 06/01/27 (12/07/09) (a)(b)	7,920,000	7,920,000
OH Stark County Port Authority
	Series 2001,
	LOC: JPMorgan Chase & Co.
	0.750% 12/01/22 (12/07/09) (a)(b)	3,440,000	3,440,000
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2005 B,
	LOC: Barclays Bank PLC
	0.230% 01/01/34 (12/07/09) (a)(b)	7,215,000	7,215,000
OH Zanesville Muskingum County
	Grove City Church,
	Series 2006,
	LOC: National City Bank
	0.290% 02/01/24 (12/07/09) (a)(b)	7,630,000	7,630,000
OHIO TOTAL			415,490,000
OKLAHOMA — 0.1%
OK Grand River Dam Authority
	Series 2008 A,
	SPA: Citibank N.A.
	0.250% 06/01/33 (12/07/09) (a)(b)(d)	12,000,000	12,000,000
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	2.800% 06/01/14 (12/07/09) (a)(b)	750,000	750,000
OKLAHOMA TOTAL			12,750,000
OREGON — 1.4%
OR Clackamas County Health Facility
	Legacy Health System,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.210% 06/01/37 (12/07/09) (a)(b)	13,700,000	13,700,000
OR Housing & Community Development
	Series 2009 B1,
	LOC: U.S. Bank N.A.
	0.340% 02/01/42 (12/07/09) (a)(b)	3,000,000	3,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
OREGON — (continued)
OR Salem Hospital Facility Authority
	Salem Hospital,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.260% 08/15/34 (12/07/09) (a)(b)	10,000,000	10,000,000
OR State
	Series 2009,
	2.500% 06/30/10	102,000,000	103,189,813
OREGON TOTAL			129,889,813
PENNSYLVANIA — 4.6%
PA Adams County Industrial Development Authority
	Brethren Home Community,
	Series 2007,
	LOC: PNC Bank N.A.
	0.340% 06/01/32 (12/07/09) (a)(b)	9,665,000	9,665,000
	Gettysburg College,
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.240% 08/15/28 (12/07/09) (a)(b)	6,030,000	6,030,000
PA Allegheny County Higher Education Building Authority
	Series 2002,
	LOC: National City Bank of Pennsylvania
	0.240% 04/01/32 (12/07/09) (a)(b)	8,605,000	8,605,000
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.240% 05/01/26 (12/07/09) (a)(b)	22,000,000	22,000,000
	University of Pittsburgh Medical Center,
	Series 2005:
	0.420% 12/01/16 (12/07/09) (a)(c)	26,566,000	26,566,000
	0.420% 12/01/35 (12/07/09) (a)(c)	20,710,928	20,710,928
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	0.240% 06/01/22 (12/07/09) (a)(b)	2,310,000	2,310,000
PA Beaver County Industrial Development Authority
	Firstenergy Generation,
	Series 2006,
	LOC: Barclays Bank PLC
	0.210% 04/01/41 (12/07/09) (a)(b)	7,100,000	7,100,000
PA Berks County Municipal Authority
	Reading Hospital,
	Series 2009 A5,
	0.540% 05/01/32 (12/03/09) (a)(c)	9,050,000	9,050,000
	Reading Hospital & Medical Center,
	Series 2009 A4,
	0.250% 05/01/32 (12/07/09) (a)(c)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 B,
	LOC: PNC Bank N.A.
	0.210% 07/01/39 (12/07/09) (a)(b)	8,610,000	8,610,000
PA Cambria County Industrial Development Authority
	American National Red Cross,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.240% 09/01/34 (12/07/09) (a)(b)	4,500,000	4,500,000
PA Dauphin County General Authority
	Series 2007,
	GTY AGMT: Goldman Sachs
	0.220% 01/01/29 (12/07/09) (a)(b)	38,195,000	38,195,000
PA Delaware County Industrial Development Authority
	Series 2009 C,
	0.230% 12/01/31 (12/07/09) (a)(c)	8,240,000	8,240,000
PA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG:
	0.250% 10/01/18 (12/07/09) (a)(b)	5,180,000	5,180,000
	0.250% 08/15/30 (12/07/09) (a)(b)	5,050,000	5,050,000
PA Economic Development Financing Authority
	PPL Energy Supply, LLC,
	Series 2009,
	LOC: Wachovia Bank N.A.
	0.900% 12/10/09 (b)	4,100,000	4,100,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/07/09) (a)(b)	3,200,000	3,200,000
	Series 1989 E-22
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/07/09) (a)(b)	5,750,000	5,750,000
	Series 1989 H-19,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/07/09) (a)(b)	20,000,000	20,000,000
	Series 1989,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/07/09) (a)(b)	7,500,000	7,500,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.280% 03/01/24 (12/07/09) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.250% 03/01/30 (12/07/09) (a)(b)	4,000,000	4,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA Higher Educational Facilities Authority
	Mount Aloysuis College,
	Series 2003,
	LOC: PNC Bank N.A.
	0.240% 05/01/28 (12/07/09) (a)(b)	5,100,000	5,100,000
PA Lancaster Industrial Development Authority
	Willow Valley Retirement Communities,
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.210% 12/01/39 (12/07/09) (a)(b)	10,000,000	10,000,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.240% 03/01/26 (12/07/09) (a)(b)	19,495,000	19,495,000
PA Philadelphia School District
	Series 2008 D-1,
	LOC: PNC Bank N.A.
	0.210% 09/01/21 (12/07/09) (a)(b)	19,900,000	19,900,000
PA Public School Building Authority
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.240% 08/01/30 (12/07/09) (a)(b)	9,825,000	9,825,000
	Series 2009 B,
	LOC: PNC Bank N.A.
	0.240% 05/15/20 (12/07/09) (a)(b)	14,535,000	14,535,000
PA RBC Municipal Products, Inc. Trust
	Series 2007,
	LOC: Royal Bank of Canada
	0.290% 10/15/32 (12/07/09) (a)(b)	19,995,000	19,995,000
	Series 2008 C-13,
	LOC: Royal Bank of Canada
	0.290% 11/01/11 (12/07/09) (a)(b)(d)	10,000,000	10,000,000
	Series 2008 E-11,
	LOC: Royal Bank of Canada
	0.290% 12/01/11 (12/07/09) (a)(b)(d)	20,000,000	20,000,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank NA
	0.250% 11/01/29 (12/07/09) (a)(b)	3,890,000	3,890,000
PA Somerset County
	Series 2009 C,
	LOC: PNC Bank N.A.
	0.240% 10/01/16 (12/07/09) (a)(b)	3,440,000	3,440,000
PA Turnpike Commission
	Series 2008 A-1,
	SPA: JPMorgan Chase Bank
	0.220% 12/01/22 (12/07/09) (a)(b)	35,705,000	35,705,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
PA West Cornwall Township Municipal Authority
	Lebanon Valley Brethren Home,
	Series 2006 S,
	LOC: PNC Bank N.A.
	0.260% 01/01/37 (12/07/09) (a)(b)	4,200,000	4,200,000
PENNSYLVANIA TOTAL			418,446,928
PUERTO RICO — 3.4%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
	Series 2007 06,
	LOC: Branch Banking & Trust
	0.300% 01/01/27 (12/07/09) (a)(b)	20,885,000	20,885,000
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 01/01/24 (12/07/09) (a)(b)	12,520,000	12,520,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008,
	GTY AGMT: Citibank N.A.
	0.440% 12/01/09 (12/03/09) (a)(b)	182,530,000	182,530,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2008:
	LIQ FAC: Citigroup Financial Products
	0.720% 12/03/09 (12/07/09) (a)(b)	59,300,000	59,300,000
	LOC: Dexia Credit Local
	0.470% 01/01/28 (12/03/09) (a)(b)	1,100,000	1,100,000
PR Commonwealth of Puerto Rico
	Series 2007 A8,
	LOC: Wachovia Bank N.A.
	0.180% 07/01/34 (12/07/09) (a)(b)	35,100,000	35,100,000
	Series 2007 A9,
	LOC: Wachovia Bank N.A.
	0.180% 07/01/34 (12/03/09) (a)(b)	600,000	600,000
PUERTO RICO TOTAL			312,035,000
RHODE ISLAND — 0.2%
RI Health & Educational Building Corp.
	Brown University,
	Series 2005 A,
	0.200% 05/01/35 (12/07/09) (a)(c)	12,500,000	12,500,000
	Ocean State Assisted,
	Series 2001,
	LOC: Bank of New York
	0.270% 07/01/31 (12/07/09) (a)(b)	9,615,000	9,615,000
RHODE ISLAND TOTAL			22,115,000
SOUTH CAROLINA — 0.9%
SC BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 04/30/16 (12/07/09) (a)(b)	22,865,000	22,865,000
SC Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.250% 10/01/32 (12/07/09) (a)(b)	25,060,000	25,060,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
SOUTH CAROLINA — (continued)
SC Greenville County Industrial Revenue
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	0.340% 08/01/14 (12/07/09) (a)(b)	3,200,000	3,200,000
SC Jobs Economic Development Authority
	Anmed Health,
	Series 2009-C,
	LOC: Branch Banking & Trust
	0.210% 02/01/33 (12/07/09) (a)(b)	5,000,000	5,000,000
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	0.280% 02/01/22 (12/07/09) (a)(b)	13,250,000	13,250,000
	Spartanburg YMCA,
	Series 1996,
	LOC: Branch Banking & Trust
	0.280% 06/01/18 (12/07/09) (a)(b)	2,100,000	2,100,000
SC Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC
	0.570% 03/01/49 (12/07/09) (a)(b)	10,540,000	10,540,000
SOUTH CAROLINA TOTAL			82,015,000
SOUTH DAKOTA — 0.2%
SD Housing Development Authority
	Series 2008 H,
	2.500% 01/04/10	20,000,000	20,024,864
SOUTH DAKOTA TOTAL			20,024,864
TENNESSEE — 1.6%
TN BB&T Municipal Trust
	Series 2007 2059,
	LOC: Branch Banking & Trust
	0.280% 04/01/35 (12/07/09) (a)(b)	15,940,000	15,940,000
TN Blount County Public Building Authority
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.280% 06/01/30 (12/07/09) (a)(b)	5,000,000	5,000,000
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.280% 06/01/37 (12/07/09) (a)(b)	4,900,000	4,900,000
	Series 2009 E7Z,
	LOC: Branch Banking & Trust
	0.280% 06/01/39 (12/07/09) (a)(b)	5,470,000	5,470,000
TN Memphis Health, Educational & Housing Facility Board
	Series 2008 36G,
	GTY AGMT: Goldman Sachs
	0.220% 08/01/48 (12/07/09) (a)(b)	3,890,131	3,890,131
TN Metropolitan Governments of Nashville & Davidson Counties
	0.300% 12/09/09	6,000,000	6,000,000
	0.350% 02/03/10	30,000,000	30,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
TN Shelby County Health, Educational & Housing Facilities Board
	Gateway Willowbrook LLC,
	Series 2007 A-1,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	0.260% 12/15/37 (12/07/09) (a)(b)	8,310,000	8,310,000
TN Shelby County
	Series 2006,
	0.220% 03/01/31 (12/07/09) (a)(c)	64,240,000	64,240,000
TENNESSEE TOTAL			143,750,131
TEXAS — 9.8%
TX Austin Water & Wastewater Systems
	Series 2008,
	LOC: Dexia Credit Local
	0.280% 05/15/31 (12/07/09) (a)(b)	107,080,000	107,080,000
TX BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 06/01/18 (12/07/09) (a)(b)	14,725,000	14,725,000
TX Bexar County Housing Finance Corp.
	Multi-Family Housing:
	Series 1996,
	LOC: Northern Trust Co.
	0.330% 06/01/28 (12/07/09) (a)(b)	10,375,000	10,375,000
	Series 2006,
	GTY AGMT: Citigroup Financial Products
	1.020% 12/01/15 (12/07/09) (a)(b)	18,315,000	18,315,000
TX Department of Housing & Community Affairs
	Series 2005,
	LIQ FAC: FHLMC
	0.550% 03/01/36 (12/07/09) (a)(b)	8,405,000	8,405,000
TX Deutsche Bank Spears/Lifers Trust
	Series 2007,
	GTY AGMT: Deutsche Bank AG
	0.250% 08/15/29 (12/07/09) (a)(b)	35,630,000	35,630,000
	Series 2008:
	GTY AGMT: Deutsche Bank AG
	0.270% 11/15/25 (12/07/09) (a)(b)	12,960,000	12,960,000
	LIQ FAC: Deutsche Bank AG:
	0.270% 02/15/28 (12/07/09) (a)(b)	11,485,000	11,485,000
	0.270% 02/01/32 (12/07/09) (a)(b)	16,685,000	16,685,000
	0.270% 02/15/37 (12/07/09) (a)(b)	7,765,000	7,765,000
	0.270% 02/15/38 (12/07/09) (a)(b)	3,520,000	3,520,000
TX Eagle Tax-Exempt Trust
	Series 2009 50A,
	SPA: Citibank N.A.
	0.250% 08/15/21 (12/07/09) (a)(b)(d)	280,000	280,000
	Series 2009 52A,
	LIQ FAC: Citibank N.A.
	0.250% 08/15/32 (12/07/09) (a)(b)(d)	4,950,000	4,950,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Grapevine Industrial Development Corp.
	Series 1993,
	LOC: Bank One Texas N.A.
	0.250% 03/01/10 (12/07/09) (a)(b)	2,300,000	2,300,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.240% 02/15/23 (12/07/09) (a)(b)	4,835,000	4,835,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.240% 02/15/23 (12/07/09) (a)(b)	2,480,000	2,480,000
TX Gulf Coast Waste Disposal Authority
	BP PLC,
	Series 1992,
	0.180% 10/01/17 (12/01/09) (a)(c)	6,500,000	6,500,000
TX Harris County Cultural Education Facilities Finance Corp.
	Medical Center:
	Series 2008 B1,
	LOC: JPMorgan Chase Bank
	0.190% 09/01/31 (12/01/09) (a)(b)	10,615,000	10,615,000
	Series 2008 B2,
	LOC: Compass Bank
	0.420% 09/01/31 (12/07/09) (a)(b)	4,100,000	4,100,000
	Memorial Hermann Healthcare,
	Series 2008 D1,
	LOC: JPMorgan Chase Bank
	0.240% 06/01/29 (12/07/09) (a)(b)	8,200,000	8,200,000
TX Harris County
	Series 2008 A,
	LOC: Societe Generale
	0.220% 08/15/35 (12/07/09) (a)(b)	12,640,000	12,640,000
	Series 2009 B,
	2.000% 08/15/21 (08/12/10) (a)(c)	23,850,000	24,101,303
	Series 2009:
	0.350% 02/12/10	13,000,000	13,000,000
	1.500% 02/25/10	50,000,000	50,131,401
TX Hockley County Industrial Development Corp.
	Amoco Oil Co.:
	Series 1983,
	0.500% 03/01/14 (03/01/10) (a)(c)	31,000,000	31,000,000
	Series 1985,
	0.450% 11/01/19 (05/01/10) (a)(c)	19,300,000	19,300,000
TX Houston Water & Sewer Systems
	Series 2006,
	GTY AGMT: Dexia Credit Local
	0.720% 12/01/24 (12/07/09) (a)(b)	9,225,000	9,225,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
TX Houston
	Series 2009,
	0.400% 12/10/09	10,000,000	10,000,000
TX JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 04/01/15 (12/07/09) (a)(b)(d)	3,800,000	3,800,000
TX Klein Independent School District
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	0.220% 08/01/31 (12/07/09) (a)(b)	12,825,000	12,825,000
TX Lubbock Health Facilities Development Corp.
	St. Joseph’s Health System,
	Series 2008 B,
	LOC: Wachovia Bank N.A.
	0.270% 07/01/23 (12/01/09) (a)(b)	24,280,000	24,280,000
TX Puttable Floating Option Tax-Exempt Receipts
	Series 2008,
	GTY AGMT: FHLMC:
	0.570% 07/01/45 (12/07/09) (a)(b)	10,345,000	10,345,000
	0.570% 02/01/46 (12/07/09) (a)(b)	12,110,000	12,110,000
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	0.290% 08/01/32 (12/07/09) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word,
	Series 2001,
	LOC: Bank One N.A.
	0.300% 12/01/21 (12/07/09) (a)(b)	6,520,000	6,520,000
TX State
	Series 2006 B,
	0.270% 04/01/36 (12/07/09) (a)(c)	45,000,000	45,000,000
	Series 2009,
	2.500% 08/31/10	200,000,000	203,045,000
TX Tarrant County Cultural Education Facilities Finance Corp.
	Health Resources:
	Series 2008 A,
	0.270% 11/15/33 (12/07/09) (a)(c)	8,500,000	8,500,000
	Series 2008 F,
	SPA: Compass Bank
	0.370% 11/15/33 (12/07/09) (a)(b)	10,775,000	10,775,000
	Scott Sherwood & Brindley,
	Series 2008 C,
	LOC: Compass Bank
	0.400% 08/15/46 (12/07/09) (a)(b)	9,400,000	9,400,000
	Valley Baptist Medical Center,
	Series 2007,
	LOC: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.270% 09/01/30 (12/07/09) (a)(b)	10,800,000	10,800,000
TX Texas A&M Board of Regents
	0.330% 02/17/10	8,700,000	8,700,000
TX University of Texas
	0.400% 12/10/09	11,500,000	11,500,000
	Series 2004 B,
	5.000% 08/15/10	2,000,000	2,064,119
	Series 2007,
	LIQ FAC: Citibank N.A.
	0.250% 07/01/13 (12/07/09) (a)(b)	3,575,000	3,575,000
	Series 2009:
	0.350% 12/08/09	14,000,000	14,000,000
	0.400% 12/09/09	20,000,000	20,000,000
TEXAS TOTAL			888,636,823
UTAH — 1.3%
UT Board of Regents
	Series 2008,
	LOC: Wells Fargo Bank N.A.
	0.230% 08/01/31 (12/07/09) (a)(b)	10,070,000	10,070,000
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	LIQ FAC: FNMA
	0.330% 08/15/39 (12/07/09) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
	Multi-Family Housing, Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC
	0.270% 04/01/42 (12/07/09) (a)(b)	3,125,000	3,125,000
	Series A-CL1,
	LIQ FAC: Barclays Bank PLC
	0.250% 07/01/38 (12/07/09) (a)(b)	28,955,000	28,955,000
	Series B-CL1,
	LIQ FAC: Barclays Bank PLC
	0.250% 01/01/39 (12/07/09) (a)(b)	29,560,000	29,560,000
UT Intermountain Power Agency
	0.350% 02/12/10	16,300,000	16,300,000
	0.380% 12/03/09	20,000,000	20,000,000
UT Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	GTY AGMT: Dexia Credit Local
	0.720% 06/15/31 (12/07/09) (a)(b)	5,205,000	5,205,000
UT St. George Industrial Development Authority
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	0.350% 08/01/11 (12/07/09) (a)(b)	580,000	580,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTAH — (continued)
UT Weber County Housing Authority
	Series 2001,
	LIQ FAC: FNMA,
	0.330% 11/01/39 (12/07/09) (a)(b)	2,630,000	2,630,000
UT West Valley City Industrial Development Authority
	Johnson Matthey, Inc.,
	Series 1987,
	LOC: HSBC Bank USA N.A.
	0.270% 12/01/11 (12/01/09) (a)(b)	1,000,000	1,000,000
UTAH TOTAL			121,665,000
VERMONT — 0.1%
VT Educational & Health Buildings Financing Agency
	Fletcher Allen Health Care,
	Series 2008 A,
	LOC: TD Banknorth N.A.
	0.210% 12/01/30 (12/07/09) (a)(b)	9,115,000	9,115,000
VERMONT TOTAL			9,115,000
VIRGINIA — 2.5%
VA BB&T Municipal Trust
	Series 2008,
	LOC: Branch Banking & Trust
	0.340% 05/16/24 (12/07/09) (a)(b)	36,845,000	36,845,000
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	LIQ FAC: FNMA
	0.310% 01/15/41 (12/07/09) (a)(b)	18,625,000	18,625,000
VA Hanover County Economic Development Authority
	Bon-Secours-Maria Manor,
	Series 2008 D2,
	LOC: U.S. Bank N.A.
	0.210% 11/01/25 (12/07/09) (a)(b)	9,725,000	9,725,000
VA Hanover County Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust
	0.280% 07/01/29 (12/07/09) (a)(b)	6,995,000	6,995,000
VA Harrisonburg Redevelopment & Housing Authority
	Series 2006,
	LIQ FAC: FHLMC
	0.400% 02/01/26 (12/07/09) (a)(b)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
	Lewiston Community Center,
	Series 2007,
	GTY AGMT: Wells Fargo & Co.
	0.250% 03/01/27 (12/07/09) (a)(b)	4,000,000	4,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
VA Norfolk Economic Development Authority
	Sentara Healthcare,
	Series 2009 B,
	0.700% 11/01/34 (03/03/10) (a)(c)	13,885,000	13,885,000
VA Public Building Authority
	Series 2005 D,
	SPA: Dexia Credit Local
	0.350% 08/01/25 (12/07/09) (a)(b)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	LIQ FAC: FHLMC
	0.250% 10/01/36 (12/07/09) (a)(b)	18,025,000	18,025,000
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	0.280% 12/01/33 (12/07/09) (a)(b)	10,730,000	10,730,000
VA Suffolk Economic Development Authority Hospital Facilities
	Series 2008,
	LIQ FAC: Citigroup Financial Products, Inc.
	0.270% 05/01/30 (12/07/09) (a)(b)	58,500,000	58,500,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,
	LOC: Branch Banking & Trust
	0.280% 01/01/35 (12/07/09) (a)(b)	2,900,000	2,900,000
VIRGINIA TOTAL			223,180,000
WASHINGTON — 1.2%
WA BB&T Municipal Trust
	Series 2007,
	LOC: Branch Banking & Trust
	0.280% 12/01/14 (12/07/09) (a)(b)	16,640,000	16,640,000
WA Deutsche Bank Spears/Lifers Trust
	Series 2008,
	LIQ FAC: Deutsche Bank AG:
	0.270% 01/01/28 (12/07/09) (a)(b)	7,085,000	7,085,000
	0.270% 01/01/30 (12/07/09) (a)(b)	9,865,000	9,865,000
WA Eclipse Funding Trust
	Series 2007,
	LOC: U.S. Bank N.A.
	0.260% 12/01/31 (12/07/09) (a)(b)	3,380,000	3,380,000
WA Health Care Facilities Authority
	Swedish Hospital Medical Center,
	Series 2009 C,
	LOC: U.S. Bank N.A.
	0.210% 11/15/39 (12/07/09) (a)(b)	18,000,000	18,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
WA Housing Finance Commission
	Series 1988,
	LOC: Harris Trust & Savings Bank
	0.290% 01/01/10 (12/07/09) (a)(b)	11,800,000	11,800,000
	Series 2008 B,
	LIQ FAC: FHLMC
	0.280% 12/01/41 (12/07/09) (a)(b)	7,500,000	7,500,000
	Series 2009,
	LIQ FAC: State Street Bank & Trust Co.
	0.240% 06/01/39 (12/07/09) (a)(b)	6,000,000	6,000,000
WA JPMorgan Chase Putters/Drivers Trust
	Series 2008,
	LIQ FAC: JPMorgan Chase Bank
	0.300% 10/01/16 (12/07/09) (a)(b)(d)	7,505,000	7,505,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.310% 05/01/19 (12/07/09) (a)(b)	1,915,000	1,915,000
WA Seattle
	Series 2004,
	5.000% 01/01/10	3,165,000	3,175,648
WA State
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.220% 12/01/29 (12/07/09) (a)(b)	12,435,000	12,435,000
	Series 2008,
	LIQ FAC: Citibank N.A.
	0.250% 01/01/16 (12/07/09) (a)(b)(d)	2,885,000	2,885,000
WASHINGTON TOTAL			108,185,648
WEST VIRGINIA — 0.3%
WV Brooke County Commission
	Bethany College,
	Series 2008,
	LOC: PNC Bank N.A.
	0.240% 12/01/37 (12/07/09) (a)(b)	4,100,000	4,100,000
WV Hospital Finance Authority
	Cable Huntington Hospital,
	Series 2008 A,
	LOC: Branch Banking & Trust
	0.250% 01/01/34 (12/07/09) (a)(b)	15,000,000	15,000,000
	West Virginia University Hospital:
	Series 2008 B,
	LOC: JPMorgan Chase Bank
	0.240% 06/01/41 (12/01/09) (a)(b)	3,000,000	3,000,000
	Series 2009 A,
	LOC: Branch Banking & Trust
	0.250% 06/01/33 (12/07/09) (a)(b)	7,590,000	7,590,000
WEST VIRGINIA TOTAL			29,690,000
WISCONSIN — 0.7%
WI Appleton Industrial Development
	Appleton Center Associates,
	Series 1994,
	LOC: U.S. Bank N.A.
	0.310% 12/15/09 (12/07/09) (a)(b)	1,800,000	1,800,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — (continued)
WI Health & Educational Facilities Authority
	Meriter Hospital, Inc.,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.220% 12/01/26 (12/01/09) (a)(b)	16,160,000	16,160,000
WI Housing & Economic Development Authority
	Series 2009,
	LOC: Wells Fargo Bank N.A.
	0.250% 10/01/17 (12/07/09) (a)(b)	12,665,000	12,665,000
WI Milwaukee
	Series 2009,
	2.000% 06/30/10	25,000,000	25,212,231
WI University Hospitals & Clinics Authority
	Series 2009 A,
	LOC: U.S. Bank N.A.
	0.200% 04/01/32 (12/07/09) (a)(b)	4,870,000	4,870,000
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.200% 04/01/29 (12/07/09) (a)(b)	4,900,000	4,900,000
WISCONSIN TOTAL			65,607,231

	Total Municipal Bonds (cost of $9,080,252,288)		9,080,252,288

	Total Investments — 100.0% (cost of $9,080,252,288)(g)		9,080,252,288

	Other Assets & Liabilities, Net — 0.0%		199,439

	Net Assets — 100.0%		9,080,451,727

Notes to Investment Portfolio:

*       Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended,  provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

(a)	Parenthetical date represents the effective maturity date for the security.
(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(c)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature.  These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year.  The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2009.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2009, these securities, which are not illiquid, amounted to $206,905,000, which represents 2.3% of net assets.

(e)	Security purchased on a delayed delivery basis.
(f)	Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.
(g)	Cost for federal income tax purposes is $9,080,252,288.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSFG	Permanent School Fund Guarantee
PUTTERS	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 22.3%
U.S. Government Obligations — 22.3%
U.S. Treasury Bill
	0.260% 02/25/10 (a)	490,000,000	489,695,655
U.S. Treasury Note
	2.000% 02/28/10	281,000,000	282,183,094
	2.125% 01/31/10	100,000,000	100,314,363
	2.750% 07/31/10	470,000,000	477,652,476
	3.250% 12/31/09	360,000,000	360,844,674
	3.500% 12/15/09	100,000,000	100,125,879
	3.500% 02/15/10	153,429,000	154,436,747
	3.625% 01/15/10	530,000,000	532,210,940
	4.750% 02/15/10	148,000,000	149,353,333
	6.500% 02/15/10	150,000,000	151,956,775
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,798,773,936

	Total Government & Agency Obligations (cost of $2,798,773,936)		2,798,773,936
Repurchase Agreements — 79.6%
	Repurchase agreement with Barclays Capital, dated 10/23/09, due 12/15/09 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 01/15/25, market value $576,300,043 (repurchase proceeds $565,091,499)	565,000,000	565,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 01/11/10 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 05/27/10, market value $264,180,058 (repurchase proceeds $259,026,548)	259,000,000	259,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 11/30/13, market value $775,200,001 (repurchase proceeds $760,003,378)	760,000,000	760,000,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $48,502,113 (repurchase proceeds $47,551,238)	47,551,000	47,551,000

	Repurchase agreement with Barclays Capital, dated 11/30/09, due 12/01/09 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 12/19/12, market value $417,150,001 (repurchase proceeds $405,002,363)	405,000,000	405,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 05/15/38, market value $802,840,072 (repurchase proceeds $792,003,300)	792,000,000	792,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to11/20/39, market value $102,000,000 (repurchase proceeds $100,000,444)	100,000,000	100,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 06/22/12, market value $468,650,001 (repurchase proceeds $455,002,275)	455,000,000	455,000,000

	Repurchase agreement with BNP Paribas, dated 11/30/09, due 12/01/09 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 08/15/18, market value $204,000,040 (repurchase proceeds $200,001,056)	200,000,000	200,000,000

	Repurchase agreement with Credit Suisse First Boston, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/30/14, market value $510,003,139 (repurchase proceeds $500,002,083)	500,000,000	500,000,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/30/14, market value $500,896,570 (repurchase proceeds $491,077,046)	491,075,000	491,075,000

	Repurchase agreement with Deutsche Bank Securities, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/20/37, market value $102,000,000 (repurchase proceeds $100,000,444)	100,000,000	100,000,000

	Repurchase agreement with Goldman Sachs & Co., dated 11/30/09, due 12/01/09 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 12/26/12, market value $108,150,541 (repurchase proceeds $105,000,525)	105,000,000	105,000,000

	Repurchase agreement with Greenwich Capital, dated 11/30/09 due 12/01/09 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 02/15/19, market value $1,020,003,144 (repurchase proceeds $1,000,005,000)	1,000,000,000	1,000,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with HSBC Bank USA, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/30/14, market value $816,001,537 (repurchase proceeds $800,003,333)	800,000,000	800,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by a U.S. Treasury obligation maturing 01/31/11, market value $501,840,633 (repurchase proceeds $492,002,050)	492,000,000	492,000,000

	Repurchase agreement with JPMorgan Chase Bank, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/51, market value $204,000,288 (repurchase proceeds $200,000,889)	200,000,000	200,000,000

	Repurchase agreement with Morgan Stanley, Inc., dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 03/31/13, market value $510,000,045 (repurchase proceeds $500,002,083)	500,000,000	500,000,000

	Repurchase agreement with Morgan Stanley, Inc., dated 11/30/09, due 12/01/09 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 03/27/12, market value $309,560,768 (repurchase proceeds $300,001,500)	300,000,000	300,000,000

	Repurchase agreement with Salomon Smith Barney Citigroup, dated 11/30/09, due 12/01/09 at 0.170%, collateralized by Commercial Paper with various maturities to 12/21/12, market value $309,000,000 (repurchase proceeds $300,001,417)	300,000,000	300,000,000

	Repurchase agreement with Societe Generale, dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/15/18, market value $612,000,093 (repurchase proceeds $600,002,500)	600,000,000	600,000,000

	Repurchase agreement with Societe Generale, dated 11/30/09, due 12/01/09 at 0.160%, collateralized by U.S. Government Agency obligations with various maturities to 09/20/39, market value $204,000,000 (repurchase proceeds $200,000,889)	200,000,000	200,000,000

	Repurchase agreement with UBS Securities, Inc., dated 11/30/09, due 12/01/09 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 11/30/14 market value $510,004,979 (repurchase proceeds $500,002,083)	500,000,000	500,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with UBS Securities, Inc., dated 11/30/09, due 12/01/09 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 12/26/12, market value $358,840,082 (repurchase proceeds $350,001,750)	350,000,000	350,000,000

	Total Repurchase Agreements (cost of $10,021,626,000)		10,021,626,000

	Total Investments — 101.9% (cost of $12,820,399,936)(b)		12,820,399,936

	Other Assets & Liabilities, Net — (1.9)%		(233,853,434)

	Net Assets — 100.0%		12,586,546,502

Notes to Investment Portfolio:

    *   Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2009.

4

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	Cost for federal income tax purposes is $12,820,399,936.

5

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2010